                                 Sentinel Funds
                               Semi-Annual Report
                                  May 31, 2001


                                   [GRAPHIC]

[GRAPHIC] Sentinel Group Funds, Inc. (SGF)
Sentinel Pennsylvania
Tax-Free Trust (PA)
National Life Drive,
Montpelier, Vermont 05604

(800) 282-FUND (3863)


--------------------------------------------------------------------------------
Table of Contents
        2 Message to Shareholders
        4 Understanding your Sentinel Funds Financial Statements
        5 Fund Performance
        6 Sentinel Flex Cap Opportunity Fund
       12 Sentinel Small Company Fund
       17 Sentinel Mid Cap Growth Fund
       23 Sentinel World Fund
       29 Sentinel Growth Index Fund
       35 Sentinel Common Stock Fund
       41 Sentinel Balanced Fund
       49 Sentinel High Yield Bond Fund
       56 Sentinel Bond Fund
       61 Sentinel Tax-Free Income Fund
       66 Sentinel New York Tax-Free Income Fund
       71 Sentinel Government Securities Fund
       75 Sentinel Short Maturity Government Fund
       80 Sentinel U.S. Treasury Money Market Fund
       85 Notes to Financial Statements (SGF)
       93 Sentinel Pennsylvania Tax-Free Trust
       97 Notes to Financial Statements (PA)
       99 Services for Shareholders
      102 Directors/Trustees and Officers
      103 A Brief History

The financial statements included herein have been taken from the records of the Funds/Trust without audit by the independent accountants and accordingly they do not express an opinion thereon.

Cover: Original illustration by Douglas Fryer

Message to Shareholders

[PHOTO]                    [PHOTO]

Patrick E. Welch           Joseph M. Rob
Chairman                   Director and President

Dear Shareholder:

We are pleased to submit our semi-annual report for the six months ended May 31, 2001.

The Economy

The pace of economic activity continued to slow during the last six months. Surprisingly, consumer spending on housing and automobiles was relatively strong as the unemployment rate remained low and consumer confidence held steady. Businesses, however, continued to be very cautious in their capital spending on new technology and capital equipment. The slowdown in business spending was a result of slowing economic growth, lower corporate profits, and businesses' desire to reduce their inventories after last year's spending boom.

The Federal Reserve attempted to boost the economy through a series of interest rate cuts during the period. Historically, lower interest rates have helped stimulate economic growth (with a 9-12 month lag) by adding liquidity to the system. President Bush's tax cut plan could provide further stimulus to consumer spending as tax rebates are received over the next few months.

As a result of these two forces and the aforementioned declines in inventories, we look forward to a gradually improving economy and more favorable financial markets during the last half of the fiscal year.

The Financial Markets

After a difficult start to the fiscal year, the stock market experienced a strong rebound in April. During the month, the S&P 500 gained almost 8% while the NASDAQ was up 15%. The market appeared to be responding to signs that corporate profit comparisons could start to improve as we move past the second quarter's results. Companies such as Dell and Intel have indicated that they expect demand to pick up in the second half of the year as their customers look to rebuild inventories in anticipation of the back-to-school and holiday shopping seasons. Other companies, particularly those in the telecommunications industry, have experienced continued deterioration in orders and are not as optimistic about the second half of the year. Our funds' portfolios are well positioned for either scenario. Should the profit rebound be delayed, our emphasis on reasonably valued stocks should cushion the impact of negative news. At the same time, our emphasis on economically sensitive sectors such as technology, consumer cyclicals and basic industries, as well as a number of health care and energy stocks, should drive strong performance for our funds when economic activity accelerates.

Fixed-income securities continued to post strong returns as the favorable conditions of declining interest rates and low inflation increased the demand for bonds. The aggressive easing of monetary policy by the Federal Reserve has bolstered investor confidence regarding a U.S. economic recovery and increased investors' desire for longer-term maturities in order to maintain attractive levels of investment income. The biggest beneficiary of this positive bond market sentiment has been the high yield market, which has been the best performing asset class within the fixed-income markets this year.

We appreciate your support during these challenging times in the financial markets and look forward to continuing to help you achieve your long-term goals.

Sincerely,

/s/ Patrick Welch         /s/ Joseph M. Rob

Patrick Welch             Joseph M. Rob
Chairman                  Director & President

May 31, 2001

             Understanding your Sentinel Funds Financial Statements

(1) Schedule of Investment in Securities

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

  . a list of each investment

  . the number of shares/par amount of each stock, bond or short-term note

  . the market value of each investment

  . the percentage of investments in each industry

  . the percent and dollar breakdown of each category

(2) Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund's net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

NET ASSETS are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

(3) Statement of Operations

This statement breaks down how each fund's net assets changed during the period as a result of the fund's operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund OPERATIONS include:

  . income earned from investments

  . management fees and other expenses

  . gains or losses from selling investments (known as realized gains or losses)

  . gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

(4) Statement of Changes in Net Assets

These statements show how each fund's net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

  . operations - a summary of the Statement of Operations for the most recent period

  . distributions - income and gains distributed to shareholders

  . capital share transactions - shareholders' purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

(5) Financial Highlights

These statements itemize current period activity and statistics and provide comparison data for the last five fiscal years (or less if the fund or class is not five years old). On a per-share basis, it includes:

  . share price at the beginning of the period

  . investment income and capital gains or losses

  . income and capital gains distributions paid to shareholders

  . share price at the end of the period

It also includes some key statistics for the period:

  . total return - the overall percentage return of the fund, assuming reinvestment of all distributions

  . expense ratio - operating expenses as a percentage of average net assets

  . net income ratio - net investment income as a percentage of average net assets

  . portfolio turnover - the percentage of the portfolio that was replaced during the period.

--------------------------------------------------------------------------------
Fund Performance

Performance data for each Sentinel Fund is provided in this table. Financial data is contained in the following pages.

                                                                                  For the period from
                                                                              12/01/00 through 05/31/01
                                                            05/31/01
                                                            Net Asset                           Capital
Sentinel                           Fund        Nasdaq       Value Per         Income             Gain           Total
Fund                               Class       Symbol         Share          Dividends       Distributions      Return*
Flex Cap Opportunity            "A" Shares     SCOAX       $   5.56          $   -            $      -           -8.55%
                                "B" Shares     SFCBX           5.50              -                   -            -8.79
                                "C" Shares     SFOCX           5.50              -                   -            -8.94
Small Company                   "A" Shares     SAGWX           5.66              -                1.74             7.80
                                "B" Shares     SESBX           5.22              -                1.74             7.21
Mid Cap Growth                  "A" Shares     SNTNX          15.03              -                2.14           -10.10
                                "B" Shares     SMGBX          14.43              -                2.14           -10.58
                                "C" Shares     SMGCX          14.86              -                2.14           -10.52
World                           "A" Shares     SWRLX          15.04           0.18                3.21            -1.53
                                "B" Shares     SEWBX          14.81              -                3.21            -1.99
                                "C" Shares     SWFCX          14.96              -                3.21            -2.08
Growth Index                    "A" Shares     SIDAX          15.91              -                   -           -14.14
                                "B" Shares     SBGRX          15.72              -                   -           -14.47
                                "C" Shares     SGICX          15.61              -                   -           -14.98
Common Stock                    "A" Shares     SENCX          37.55           0.15                5.51             5.48
                                "B" Shares     SNCBX          37.39           0.00 **             5.51             5.02
                                "C" Shares     SCSCX          37.46           0.00 **             5.51             4.98
Balanced                        "A" Shares     SEBLX          17.69           0.29                1.59             5.27
                                "B" Shares     SEBBX          17.73           0.22                1.59             4.91
                                "C" Shares     SBACX          17.68           0.22                1.59             4.71
                                "D" Shares     SBLDX          17.63           0.19                1.59             4.54
High Yield                      "A" Shares     SEHYX           7.87           0.38                   -             6.44
                                "B" Shares     SYLBX           7.87           0.37                   -             6.34
                                "C" Shares     SHBCX           7.89           0.34                   -             5.81
Bond                            "A" Shares     SNBDX           5.92           0.20                   -             5.35
                                "B" Shares     SEDBX           5.94           0.17                   -             5.08
Tax-Free Income                 "A" Shares     SETIX          13.11           0.31                   -             4.07
New York Tax-Free Income        "A" Shares     SYIAX          11.90           0.30                   -             5.25
Government Securities           "A" Shares     SEGSX           9.87           0.29                   -             3.62
Short Maturity Government       "A" Shares     SSIGX           9.61           0.30                   -             3.74
U.S. Treasury Money Market      "A" Shares     SNTXX           1.00           0.02                   -             2.30
                                "B" Shares     SUBXX           1.00           0.02                   -             2.19
Pennsylvania Tax-Free Trust     "A" Shares     SPATX          12.72           0.28                   -             4.34

Standard & Poor's 500 +                                           -              -                   -            -3.90
Lehman Aggregate Bond Index ++                                    -              -                   -             5.14
Lehman Municipal Bond Index +++                                   -              -                   -             4.73

  * Total return is computed assuming the reinvestment of dividends and capital gain distributions using net asset values. Past performance is no guarantee of future results.
 **  Represents less than $.005 of average daily shares outstanding.
  + An unmanaged index of stocks reflecting average prices in the stock market. ++ An unmanaged index of bonds reflecting average prices in the bond market.
+++ An unmanaged index of bonds reflecting average prices in the municipal bond market.

Sentinel Flex Cap Opportunity Fund
Investment in Securities
at May 31, 2001 (Unaudited)
-------------------------------------------------------------------------------
                                                   Shares            Value
                                                                    (Note 1)
---------------------------------------------------------     -----------------
  Common Stocks 92.6%
  Aerospace 2.7%
  General Dynamics Corporation                     9,250          $  717,060
  United Technologies
    Corporation                                    7,150             595,667
                                                                  ----------
                                                                   1,312,727
                                                                  ----------
  Banks 1.0%
  Northern Trust Corporation                       7,000             463,050
                                                                  ----------

  Biotechnology 2.8%
* Amgen, Inc.                                     20,500           1,360,790
                                                                  ----------
  Brokerage 3.2%
  Morgan Stanley Dean Witter                      23,700           1,540,737
                                                                  ----------
  Business Services 1.0%
  Bisys Group, Inc                                10,000             511,200
                                                                  ----------
  Communication Equipment 4.8%
* Cisco Systems, Inc.                             42,350             815,661
  Nokia Corporation (ADR)                         52,100           1,523,404
                                                                  ----------
                                                                   2,339,065
                                                                  ----------
  Communications 1.9%
  Comcast Corp. -
    Class A Special                               22,950             940,032
                                                                  ----------
  Computer Related & Business Services 2.6%
* EMC Corporation                                 21,900             692,040
* Sun Microsystems, Inc.                          34,100             561,627
                                                                  ----------
                                                                   1,253,667
                                                                  ----------
  Computer Services 5.4%
* Amdocs Ltd.                                     13,600             840,480
* E-Bay, Inc.                                     30,100           1,821,652
                                                                  ----------
                                                                   2,662,132
                                                                  ----------
  Computer Software 5.1%
* Intuit, Inc.                                    19,900             637,994
* Microsoft Corporation                           18,500           1,279,830
* Openwave Systems, Inc.                          14,750             565,367
                                                                  ----------
                                                                   2,483,191
                                                                  ----------
  Computer Technolgy 2.4%
* AOL Time Warner, Inc.                           22,650           1,183,010
                                                                  ----------

  Conglomerate 5.6%
  General Electric Company                        33,900           1,661,100
  Tyco International Ltd.                         18,600           1,068,570
                                                                  ----------
                                                                   2,729,670
                                                                  ----------
  Drug Distribution 2.0%
  Cardinal Health, Inc.                           13,350             961,066
                                                                  ----------
  Energy & Energy Services 1.7%
  Duke Energy Corporation                          7,400             338,328
  Transocean Sedco Forex                           9,650             515,792
                                                                  ----------
                                                                     854,120
                                                                  ----------
  Electric & Gas Companies 0.8%
  Calpine Corporation                              8,000             394,400
                                                                  ----------
  Finance 3.5%
  American International
    Group, Inc.                                   21,325           1,727,325
                                                                  ----------

  Financial Services 13.8%
  Bank of New York
    Company, Inc.                                 17,075             932,466
  Charles Schwab Corporation                      24,650             463,420
  Citigroup, Inc.                                 44,233           2,266,941
  Marsh & McLennan
    Companies, Inc.                               13,750           1,442,375
  Merrill Lynch &
    Company, Inc.                                 19,300           1,253,921
  Stilwell Financial, Inc.                        11,250             369,450
                                                                  ----------
                                                                   6,728,573
                                                                  ----------
  Food Chains 3.2%
* Brinker International                           10,050             246,727
* Safeway, Inc.                                   26,400           1,337,160
                                                                  ----------
                                                                   1,583,887
                                                                  ----------
  Health Care Product and Services 1.1%
* Tenet Healthcare                                 6,400             291,136
  Teva Pharmaceutical
    Ltd. (ADR)                                     4,300             248,368
                                                                  ----------
                                                                     539,504
  Industrial Equipment 1.5%
* Waters Corporation                              15,200             755,136
                                                                  ----------
  Pharmaceuticals 13.0%
  Abbott Laboratories                              2,450             127,351
  American Home
   Products Corporation                           22,350           1,414,755
* Amerisource Health
   Corp. Class A                                  13,050             753,116
  Baxter International, Inc.                      24,400           1,204,872
  Eli Lilly & Company                             14,900           1,262,030
* IDEC Pharmaceuticals Corp.                       3,500             215,600
* King Pharmaceuticals, Inc                        5,000             252,900
  Pfizer, Inc.                                    26,400           1,132,296
                                                                  ----------
                                                                   6,362,920
                                                                  ----------
  Retailing 11.4%
* Best Buy Co., Inc.                               9,650             512,898
  Gap, Inc.                                        8,200             254,200
  Home Depot, Inc.                                35,650           1,757,189
  Target Corporation                              31,350           1,185,030
* Toys R Us. Inc.                                 11,600             321,320
  Wal-Mart Stores, Inc.                           30,250           1,565,438
                                                                  ----------
                                                                   5,596,075
                                                                  ----------
  Tobacco 2.1%
  Phillip Morris Companies                        20,150           1,035,911
                                                                  ----------
  Total Common Stocks
   (Cost $47,957,050)                                             45,318,188
                                                                  ----------

                                             Principal Amount       Value
                                                (M=$1,000)        (Note 1)
Corporate Short-Term Notes 8.1%
Federal Home Loan Bank
 3.85%, 06/06/01                                    250M       $     249,866
Federal Home Loan Bank
 3.87%, 06/06/01                                    100M              99,946
Federal Home Loan Bank
 3.99%, 06/07/01                                    800M             799,468
Federal Home Loan Bank
 3.94%, 06/15/01                                    250M             249,617
Federal Home Loan Mortgage
 3.84%, 06/08/01                                  2,350M           2,348,245
Federal Home Loan Mortgage
 3.95%, 06/19/01                                    220M             219,566
                                                               -------------
Total Corporate Short-Term Notes
 (Cost $3,966,708)                                                 3,966,708
                                                               -------------
Total Investments
 (Cost $51,923,758)**                                             49,284,896

Excess of
Liabilities
Over Other Assets (0.7%)                                            (345,225)
                                                               -------------
Net Assets                                                     $  48,939,671
                                                               =============
*    Non-income producing.

** Cost for federal income tax purposes is substantially similar. At May 31, 2001 net unrealized depreciation for federal income tax purposes aggregated $2,638,862 of which $3,215,718 related to appreciated securities and $5,854,580 related to depreciated securities.

     (ADR) - American Depository Receipt

                      See Notes to Financial Statements.

Sentinel Flex Cap Opportunity Fund
Statement of Assets and Liabilities
at May 31, 2001(Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $51,923,758)                     $    49,284,896
Cash and cash equivalents                                            59,320
Receivable for securities sold                                      565,737
Receivable for fund shares sold                                      99,153
Receivable for dividends and interest                                19,484
                                                            ---------------
   Total Assets                                                  50,028,590
                                                            ---------------

Liabilities
Payable for securities purchased                                    753,263
Payable for fund shares repurchased                                 270,391
Accrued expenses                                                        764
Management fee payable                                               37,760
Distribution fee payable (Class A Shares)                             6,907
Distribution fee payable (Class B Shares)                             9,235
Distribution fee payable (Class C Shares)                             4,119
Fund service fee payable                                              6,480
                                                            ---------------
   Total Liabilities                                              1,088,919
                                                            ---------------
Net Assets Applicable to Outstanding shares                 $    48,939,671
                                                            ===============
Net Asset Value and Offering Price per Share
   Class A Shares
$29,207,742 / 5,251,178 shares outstanding                  $          5.56
Sales Charge -- 5.00% of offering price                                0.29
                                                            ---------------
Maximum Offering Price                                      $          5.85
                                                            ===============
   Class B Shares
$14,772,539 / 2,686,172 shares outstanding                             5.50
                                                            ===============
   Class C Shares
$4,959,390 / 901,382 shares outstanding                     $          5.50
                                                            ===============

Net Assets Represent
Capital stock at par value                                  $        88,387
Paid-in capital                                                  80,205,003
Accumulated distributions in excess of
   net investment income                                           (218,390)
Accumulated net realized loss
   on investments                                               (28,496,467)
Unrealized depreciation of investments                           (2,638,862)
                                                            ---------------
Net Assets                                                  $    48,939,671
                                                            ===============

Sentinel Flex Cap Opportunity Fund
Statement of Operations
For the Six Months Ended May 31, 2001(Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                   $       145,362
Interest                                                            136,475
                                                            ---------------
   Total Income                                                     281,837
                                                            ---------------
Expenses:
Management advisory fee                                             218,811
Transfer agent fees                                                  87,020
Custodian fees                                                        7,689
Distribution expense (Class A Shares)                                39,957
Distribution expense (Class B Shares)                                72,318
Distribution expense (Class C Shares)                                23,555
Accounting services                                                   7,545
Auditing fees                                                           575
Legal fees                                                              325
Reports and notices to shareholders                                   5,150
Registration and filing fees                                         22,466
Directors' fees and expenses                                          2,621
Other                                                                13,934
                                                            ---------------
   Total Expenses                                                   501,966
   Expense Offset                                                    (1,739)
                                                            ---------------
   Net Expenses                                                     500,227
Net Investment Loss                                                (218,390)

Realized and Unrealized Loss on Investments
Net realized loss on sales of investments                       (10,416,698)
Net change in unrealized appreciation (depreciation)              6,165,835
                                                            ---------------
Net Realized and Unrealized Loss on Investments                  (4,250,863)
                                                            ---------------
Net Decrease in Net Assets from Operations                  $    (4,469,253)
                                                            ===============

See Notes to Financial Statements.

+++

Sentinel Flex Cap Opportunity Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                   Six Months      Period from
                                                        Ended      02/25/00 (A)
                                                      5/31/01          through
                                                   (Unaudited)        11/30/00
                                                --------------   --------------
Decrease in Net Assets from Operations
Net investment loss                             $    (218,390)   $    (284,297)
Net realized loss on sales of investments         (10,416,698)     (18,079,769)
Net change in unrealized appreciation
(depreciation)                                      6,165,835       (8,804,697)
                                                --------------   --------------
Net decrease in net assets from operations         (4,469,253)     (27,168,763)
                                                --------------   --------------
Distributions to Shareholders
From net investment income
   Class A Shares                                           -                -
   Class B Shares                                           -                -
   Class C Shares                                           -                -
From net realized gain on investments
   Class A Shares                                           -                -
   Class B Shares                                           -                -
   Class C Shares                                           -                -
                                                --------------   --------------
Total distributions to shareholders                         -                -
                                                --------------   --------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                    4,422,582      52,129,343
   Class B Shares                                    2,040,257      24,506,413
   Class C Shares                                      946,361       7,785,267
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                            -               -
   Class B Shares                                            -               -
   Class C Shares                                            -               -
                                                --------------   --------------
                                                     7,409,200      84,421,023
Less: Payments for shares reacquired
   Class A Shares                                   (3,903,423)     (3,856,692)
   Class B Shares                                   (1,487,444)     (1,219,296)
   Class C Shares                                     (454,045)       (331,636)
                                                --------------   --------------
Increase in net assets from capital share
transactions                                         1,564,288      79,013,399
                                                --------------   --------------
Total Increase (Decrease) in Net Assets for
period                                              (2,904,965)     51,844,636
Net Assets: Beginning of period                     51,844,636               -
                                                --------------   --------------
Net Assets: End of period                       $   48,939,671   $  51,844,636
                                                ==============   ==============
Distributions in Excess of Net Investment Income
   at End of Period                                   (218,390)              -
                                                ==============   ==============

 (A) Commencement of operations.



See Notes to Financial Statements.

Sentinel Flex Cap Opportunity Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                 Six Months       Period from
                                          Ended 5/31/01 (B)   2/25/00 through
Class A Shares                                  (Unaudited)   11/30/00 (A)(B)
                                             --------------   ---------------
Net asset value at beginning of period              $ 6.08          $ 10.00
                                             --------------   --------------
Income (Loss) from Investment Operations
Net investment income (loss)                         (0.02)           (0.02)
Net realized and unrealized gain (loss) on
investments                                          (0.50)           (3.90)
                                             --------------   --------------
Total from investment operations                     (0.52)           (3.92)
                                             --------------   --------------
Less Distributions
Dividends from net investment income                     -                -
Distributions from realized gains on
investments                                              -                -
                                             --------------   --------------
Total Distributions                                      -                -
                                             --------------   --------------
Net asset value at end of period                     $5.56           $  6.08
                                             ==============   ==============
Total Return (%) *                                   (8.55)++        (39.20)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)       1.72 +           1.55 +
Ratio of net investment income (loss)
   to average net assets (%)                         (0.55)+          (0.37)+
Portfolio turnover rate (%)                             43 ++           122 ++
Net assets at end of period (000 omitted)          $29,208          $31,303

(A)  Commenced operations February 25, 2000.
(B)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not Annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

Sentinel Flex Cap Opportunity Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                Six Months       Period from
                                          Ended 5/31/01(B)   2/25/00 through
Class B Shares                                 (Unaudited)   11/30/00 (A)(B)
                                           ---------------   ---------------
Net asset value at beginning of period         $     6.03          $  10.00
                                           ---------------   ---------------
Income (Loss) from Investment Operations
Net investment income (loss)                       (0.04)             (0.08)
Net realized and unrealized gain (loss) on
 investments                                       (0.49)             (3.89)
                                           ---------------   ---------------
Total from investment operations                   (0.53)             (3.97)
                                           ---------------   ---------------
Less Distributions
Dividends from net investment income                  -                -
Distributions from  realized gains on
 investments                                          -                -
                                           ---------------   ---------------
Total Distributions                                   -                -
                                           ---------------   ---------------
Net asset value at end of period               $   5.50            $  6.03
                                           ===============   ===============
Total Return (%) *                               (8.79)++           (39.70)++

Ratios/Supplemental Data
Ratio of net expenses to average net
 assets (%)                                       2.57 +              2.42 +
Ratio of net investment income (loss)
 to average net assets (%)                       (1.40)+             (1.28)+
Portfolio turnover rate (%)                         43 ++              122 ++
Net assets at end of period (000 omitted)      $14,773             $15,602


(A) Commenced operations February 25, 2000.
(B) Per share data calculated utilizing average daily shares outstanding.
+   Annualized
++  Not Annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

Sentinel Flex Cap Opportunity Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                             Six Months     Period from
                                       Ended 5/31/01(B) 2/25/00 through
Class C Shares                              (Unaudited)  11/30/00 (A)(B)
Net asset value at beginning of period           $ 6.04          $10.00
                                           ------------  --------------
Income (Loss) from Investment Operations
Net investment income (loss)                      (0.04)          (0.08)
Net realized and unrealized gain (loss) on
investments                                       (0.50)          (3.88)
                                           ------------  --------------
Total from investment operations                  (0.54)          (3.96)
                                           ------------  --------------
Less Distributions
Dividends from net investment income                  -               -
Distributions from realized gains on
 investments                                          -               -
                                           ------------  --------------
Total Distributions                                   -               -
                                           ------------  --------------
Net asset value at end of period                 $ 5.50          $ 6.04
                                           ============  ==============
Total Return (%) *                                (8.94)++       (39.60)++

Ratios/Supplemental Data
Ratio of net expenses to average net
 assets (%)                                        2.61 +          2.28 +
Ratio of net investment income (loss)
   to average net assets (%)                      (1.45)+         (1.15)+
Portfolio turnover rate (%)                          43 ++          122 ++
Net assets at end of period (000 omitted)        $4,959          $4,940

(A) Commenced operations February 25, 2000.
(B) Per share data calculated utilizing average daily shares outstanding.
+   Annualized
++  Not Annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

Sentinel Small Company Fund
Investment in Securities
at May 31, 2001 (Unaudited)
---------------------------------------------------------------
                                         Shares         Value
                                                       (Note 1)
---------------------------------------------------------------
   Common Stocks 89.3%
   Basic Materials 3.2%
   Engelhard Corp.                      150,000 $     4,164,000
   Ferro Corp.                          150,000       3,217,500
                                                ---------------
                                                      7,381,500
                                                ---------------
   Capital Goods 11.8%
   AAR Corp.                            125,000       1,750,000
   Aptargroup, Inc.                     125,000       4,120,000
 * APW Ltd.                             170,000       1,552,100
 * Black Box Corp.                       30,000       1,739,100
 * C-COR.net Corp.                      125,000       1,191,250
   Clarcor, Inc.                         50,000       1,220,000
   CTS Corp.                            175,000       3,937,500
   Donaldson Co., Inc.                  125,000       3,633,750
   Heico Corp.                           50,000         879,000
 * Kemet Corp.                          150,000       2,752,500
 * Plexus Corp.                          25,000         754,750
   Reliance Steel &
     Aluminum Co.                         6,200         169,570
   Robbins & Myers, Inc.                 40,000         994,000
   Teleflex, Inc.                        50,000       2,438,000
                                                ---------------
                                                     27,131,520
                                                ---------------
   Communication Services 2.1%
 * West TeleServices Corp.              175,000       4,914,000
                                                ---------------

   Consumer Cyclicals 16.8%
 * Acxiom Corp.                         100,000       1,695,000
 * Administaff, Inc.                    150,000       3,825,000
   Casey's General Stores               200,000       2,152,000
   Claire's Stores, Inc.                 50,000         900,500
   Ethan Allen Interiors, Inc.           50,000       1,835,500
 * Fossil, Inc.                          50,000       1,117,500
 * FYI, Inc.                            125,000       5,356,250
 * Gentex Corp.                          50,000       1,565,000
   Global Payment, Inc.                  50,000       1,315,000
   Harman Int'l. Industries             150,000       5,325,000
 * Linens N' Things, Inc.                50,000       1,445,500
   Meredith Corp.                        50,000       1,807,500
 * Michaels Stores, Inc.                 30,000       1,116,000
 * Nautica Enterprises, Inc.             50,000       1,022,500
   Polaris Industries, Inc.              20,000         861,000
 * Six Flags, Inc.                       50,000       1,125,000
 * Timberland Co.                        25,000       1,077,750
   True North Communications             80,000       3,320,000
 * Zale Corp.                            50,000       1,626,000
                                                ---------------
                                                     38,488,000
                                                ---------------
   Consumer Staples 9.3%
   ABM Industries                        30,000         954,000
   Alberto-Culver Co. - Class A          30,000       1,063,800
   Applebee's Int'l., Inc.               40,000       1,591,200
   Church & Dwight, Inc.                100,000       2,545,000
 * Jack in the Box, Inc.                100,000       2,565,000
 * Papa John's Int'l., Inc.              50,000       1,278,500
   Ruby Tuesday, Inc.                    50,000         850,000
   Sensient Technologies Corp.          175,000       3,328,500
   Unifirst Corp.                       150,000       2,752,500
 * Whole Foods Market, Inc.              75,000       4,295,250
                                                ---------------
                                                     21,223,750
                                                ---------------
   Energy 6.2%
   Cabot Oil & Gas Corp. - Class A      125,000       3,850,000
   Carbo Ceramics, Inc.                  30,000       1,078,500
 * Newfield Exploration Co.              75,000       2,638,500
 * Oceaneering Int'l., Inc.              50,000       1,175,000
    Southwestern Energy Co.             100,000       1,535,000
 * Stone Energy Corp.                    50,000       2,625,000
 * TETRA Technologies, Inc.              50,000       1,400,000
                                                ---------------
                                                     14,302,000
                                                ---------------
   Financials 7.7%
   Arthur J. Gallagher & Co.             30,000         825,000
   Chateau Communities                  125,000       3,778,750
   Cullen/Frost Bankers, Inc.            25,000         837,500
   HCC Insurance
    Holdings, Inc.                      150,000       3,718,500
 * Instinet Group, Inc.                     900          17,163
   Liberty Property Trust                75,000       2,173,500
   Waddell & Reed Financial             150,000       4,668,000
   Wilmington Trust Corp.                25,000       1,596,500
                                                ---------------
                                                     17,614,913
                                                ---------------
   Health Care 12.1%
   Alpharma, Inc.                       125,000       3,206,250
   Cambrex Corp.                        100,000       5,341,000
 * Cell Therapeutics, Inc.               50,000       1,501,000
 * Colorado MEDtech, Inc.               100,000         430,000
 * Covance, Inc.                        100,000       1,837,000
 * CuraGen Corp.                         40,000       1,504,000
 * Diversa Corp.                         50,000         823,500
 * Genencor Intl., Inc.                  75,000       1,132,500
 * Healthcare Services Group            100,000         710,000
 * Human Genome Science, Inc.            25,000       1,658,750
   Invacare Corp.                        25,000         927,500
   Mentor Corp.                          50,000       1,324,000
   Minntech Corp.                       100,000         980,000
   Omnicare, Inc.                       100,000       2,096,000
 * Regeneron
   Pharmaceuticals, Inc.                 34,700       1,107,277
 * Staar Surgical Co.                   100,000         340,000
 * Watson Pharmaceuticals                50,000       3,005,000
                                                ---------------
                                                     27,923,777
                                                ---------------
   Technology 18.1%
 * Actuate Corp.                        100,000       1,216,000
 * Aeroflex, Inc.                       100,000       1,192,000
 * Affiliated Computer
    Services, Inc.                       43,800       3,164,550
 * Alpha Industries, Inc.                40,000         880,000
 * American Management
    Systems, Inc.                       100,000       2,336,000
 * Asyst Technologies, Inc.             150,000       2,731,500
 * ATMI, Inc.                           150,000       3,928,125
   C & D Technologies, Inc.              40,000       1,228,000
 * Cable Design Technologies            150,000       2,130,000
 * CACI Int'l., Inc. - Class A           40,000       1,628,000
 * Ciber, Inc.                          150,000         997,500
 * Entegris, Inc.                       100,000       1,220,000
 * FileNet Corp.                        100,000       1,226,000
 * Kronos, Inc.                          75,000       2,456,250
 * LSI Logic Corp.                       59,250       1,084,868
   NDC Health                           100,000       2,935,000
 * Pericom Semiconductor
    Corp.                                50,000         734,000
 * Plantronics, Inc.                     50,000       1,084,000
 * Proxim, Inc.                          64,200         918,060
 * Rogers Corp.                         100,000       2,620,000
 * Silicon Storage
    Technology, Inc.                    200,000       1,982,000
 * Tekelec                               30,000       1,004,100
 * Triquint Semiconductor, Inc.          30,000         529,200
 * Wind River Systems                   100,000       2,252,000
                                                ---------------
                                                     41,477,153
                                                ---------------
   Transportation 2.0%
 * EGL, Inc.                            125,000       2,495,000
   USFreightways Corp.                   75,000       2,128,500
                                                ---------------
                                                      4,623,500
                                                ---------------
   Total Common Stocks
     (Cost $179,446,445)                            205,080,113
                                                ---------------

---------------------------------------------------------------
                                   Principal Amount    Value
                                      (M=$1,000)      (Note 1)
---------------------------------------------------------------
   Corporate Short-Term Notes 7.7%
   American Express Corp.
     3.99%, 6/14/01                      3,000M     $ 2,995,677
   Chevron Oil Finance
     4.03%, 6/06/01                      4,000M       3,997,761
   G.E. Capital Corp.
     4.02%, 6/4/01                       1,300M       1,299,565
   General Motors Acceptance Corp.
     4.05%, 6/4/01                       2,000M       1,999,325
   General Motors Acceptance Corp.
     4.01%, 6/19/01                      2,000M       1,995,990
   Prudential Funding Corp.
     3.98%, 6/11/01                      5,500M       5,493,919
                                                 --------------
   Total Corporate Short-Term Notes
     (Cost $17,782,237)                              17,782,237
                                                 --------------
   Total Investments
     (Cost $197,228,682)**                          222,862,350

   Excess of Other Assets
     Over Liabilities 3.0%                            6,839,429
                                                 --------------
   Net Assets                                    $  229,701,779
                                                 ==============
  * Non-income producing.
 ** Cost for federal income tax purposes is substantially similar. At May 31, 2001 net unrealized appreciation for federal income tax purposes aggregated $25,633,668 of which $43,980,508 related to appreciated securities and $18,346,840 related to depreciated securities.

See Notes to Financial Statements.

Sentinel Small Company Fund
Statement of Assets and Liabilities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $197,228,682)                      $ 222,862,350
Cash and cash equivalents                                         1,515,775
Receivable for securities sold                                    3,605,010
Receivable for fund shares sold                                   4,049,257
Receivable for dividends and interest                                97,312
                                                            -----------------
   Total Assets                                                 232,129,704
                                                            -----------------

Liabilities
Payable for securities purchased                                  1,982,110
Payable for fund shares repurchased                                 180,452
Accrued expenses                                                     26,417
Management fee payable                                              119,209
Distribution fee payable (Class A Shares)                            52,931
Distribution fee payable (Class B Shares)                            30,639
Fund service fee payable                                             36,167
                                                            -----------------
   Total Liabilities                                              2,427,925
                                                            -----------------
Net Assets Applicable to Outstanding Shares                   $ 229,701,779
                                                            =================
Net Asset Value and Offering Price per Share
   Class A Shares
$193,847,030 / 34,248,882 shares outstanding                  $        5.66
Sales Charge -- 5.00% of offering price                                0.30
                                                            -----------------
Maximum Offering Price                                        $        5.96
                                                            =================

   Class B Shares
$35,854,749 / 6,868,865 shares outstanding                    $        5.22
                                                            =================

Net Assets Represent
Capital stock at par value                                    $     411,177
Paid-in capital                                                 196,939,383
Accumulated distributions in excess of
   net investment income                                            (51,573)
Accumulated undistributed net realized gain
   on investments                                                 6,769,124
Unrealized appreciation of investments                           25,633,668
                                                            -----------------
Net Assets                                                    $ 229,701,779
                                                            =================


Sentinel Small Company Fund
Statement of Operations
For the Six Months Ended May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                     $     700,308
Interest                                                            587,834
                                                            -----------------
   Total Income                                                   1,288,142
                                                            -----------------
Expenses:
Management advisory fee                                             611,334
Transfer agent fees                                                 208,030
Custodian fees                                                       34,811
Distribution expense (Class A Shares)                               258,361
Distribution expense (Class B Shares)                               152,761
Accounting services                                                  32,330
Auditing fees                                                         7,100
Legal fees                                                            3,200
Reports and notices to shareholders                                  18,500
Registration and filing fees                                         19,210
Directors' fees and expenses                                         10,722
Other                                                                15,167
                                                            -----------------
   Total Expenses                                                 1,371,526
   Expense Offset                                                   (31,811)
                                                            -----------------
   Net Expenses                                                   1,339,715
                                                            -----------------
Net Investment Loss                                                 (51,573)
                                                            -----------------

Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                         6,762,212
Net change in unrealized appreciation                             8,276,089
                                                            -----------------
Net Realized and Unrealized Gain on Investments                  15,038,301
                                                            -----------------
Net Increase in Net Assets from Operations                    $  14,986,728
                                                            =================

See Notes to Financial Statements.

Sentinel Small Company Fund
Statement of Changes in Net Assets


                                                            Six Months                 Year
                                                                 Ended                Ended
                                                               5/31/01             11/30/00
                                                            (Unaudited)
                                                       ----------------     ----------------
Increase in Net Assets from Operations
Net investment loss                                      $     (51,573)       $    (221,730)
Net realized gain on sales of investments                    6,762,212           46,383,092
Net change in unrealized appreciation                        8,276,089              343,592
                                                       ----------------     ----------------
Net increase in net assets from operations                  14,986,728           46,504,954
                                                       ----------------     ----------------

Distributions to Shareholders
From net investment income
   Class A Shares                                                   --                   --
   Class B Shares                                                   --                   --
From realized gain on investments
   Class A Shares                                          (39,290,154)         (13,534,816)
   Class B Shares                                           (6,986,154)          (1,869,123)
                                                       ----------------     ----------------
Total distributions to shareholders                        (46,276,308)         (15,403,939)
                                                       ----------------     ----------------

From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                           69,004,543           94,205,767
   Class B Shares                                           10,759,925            8,446,773
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                           36,733,442           12,511,194
   Class B Shares                                            6,961,746            1,864,542
                                                       ----------------     ----------------
                                                           123,459,656          117,028,276
Less: Payments for shares reacquired
   Class A Shares                                          (42,014,912)         (85,485,770)
   Class B Shares                                           (2,670,555)          (2,630,654)
                                                       ----------------     ----------------
Increase in net assets from capital share transactions      78,774,189           28,911,852
                                                       ----------------     ----------------
Total Increase in Net Assets for period                     47,484,609           60,012,867
Net Assets: Beginning of period                            182,217,170          122,204,303
                                                       ----------------     ----------------
Net Assets: End of period                                $ 229,701,779        $ 182,217,170
                                                       ================     ================
Distributions in Excess of Net Investment Income
   at End of Period                                      $     (51,573)       $          --
                                                       ================     ================


See Notes to Financial Statements.
14

Sentinel Small Company Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------


                                                 Six Months
                                          Ended 5/31/01 (B)      Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
Class A Shares                                  (Unaudited)    11/30/00 (B)      11/30/99      11/30/98      11/30/97     11/30/96
                                              --------------  --------------  ------------  ------------  ------------ ------------
Net asset value at beginning of period             $   7.02        $   5.74      $   5.67      $   6.30      $   5.17      $  5.20
                                              --------------  --------------  ------------  ------------  ------------ ------------

Income from Investment Operations
Net investment income (loss)                             --              --         (0.01)           --          0.02         0.01
Net realized and unrealized gain on investments        0.38            2.00          0.69          0.14          1.16         0.95
                                              --------------  --------------  ------------  ------------  ------------ ------------
Total from investment operations                       0.38            2.00          0.68          0.14          1.18         0.96
                                              --------------  --------------  ------------  ------------  ------------ ------------

Less Distributions
Dividends from net investment income                     --              --            --          0.02          0.01         0.03
Distributions from realized gains on investments       1.74            0.72          0.61          0.75          0.04         0.96
                                              --------------  --------------  ------------  ------------  ------------ ------------
Total Distributions                                    1.74            0.72          0.61          0.77          0.05         0.99
                                              --------------  --------------  ------------  ------------  ------------ ------------
Net asset value at end of period                   $   5.66        $   7.02      $   5.74      $   5.67      $   6.30      $  5.17
                                              ==============  ==============  ============  ============  ============ ============
Total Return (%) *                                     7.80 ++        39.48         13.33          2.67         22.95        21.99

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)        1.23 +          1.25          1.31          1.33          1.36         1.51
Ratio of net investment income (loss)
   to average net assets (%)                           0.07 +         (0.03)        (0.14)        (0.07)         0.38         0.23
Portfolio turnover rate (%)                              35 ++           87            43            45            45           60
Net assets at end of period (000 omitted)          $193,847        $156,484      $107,919      $109,598      $115,532      $99,393


(A)  Commenced operations April 1, 1996.
(B)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

Sentinel Small Company Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.


                                              Six Months
                                       Ended 5/31/01 (B)      Year Ended    Year Ended    Year Ended    Year Ended        Year Ended
Class B Shares                               (Unaudited)    11/30/00 (B)  11/30/99 (B)  11/30/98 (B)  11/30/97 (B)   11/30/96 (A)(B)
                                           --------------  --------------  ------------  ------------  ------------  ---------------
Net asset value at beginning of period           $  6.64         $  5.51       $  5.51       $  6.18        $ 5.12         $ 4.82
                                           --------------  --------------  ------------  ------------  ------------  -------------

Income from Investment Operations
Net investment income (loss)                       (0.02)          (0.06)        (0.06)        (0.03)        (0.03)         (0.03)
Net realized and unrealized gain on
   investments                                      0.34            1.91          0.67          0.11          1.13           0.33
                                           --------------  --------------  ------------  ------------  ------------  -------------
Total from investment operations                    0.32            1.85          0.61          0.08          1.10           0.30
                                           --------------  --------------  ------------  ------------  ------------  -------------

Less Distributions
Dividends from net investment income                  --              --            --            --            --             --
Distributions from realized gains on
   investments                                      1.74            0.72          0.61          0.75          0.04             --
                                           --------------  --------------  ------------  ------------  ------------  -------------
Total Distributions                                 1.74            0.72          0.61          0.75          0.04             --
                                           --------------  --------------  ------------  ------------  ------------  -------------
Net asset value at end of period                 $  5.22         $  6.64       $  5.51       $  5.51        $ 6.18         $ 5.12
                                           ==============  ==============  ============  ============  ============  =============
Total Return (%) *                                  7.21 ++        38.27         12.34          1.65         21.63           6.22 +


Ratios/Supplemental Data
Ratio of net expenses to average
   net assets (%)                                   2.05 +          2.12          2.28          2.25          2.36           2.64 +

Ratio of net investment income (loss)
   to average net assets (%)                       (0.76)+         (0.90)        (1.11)        (1.00)        (0.62)         (0.91)+

Portfolio turnover rate (%)                           35 ++           87            43            45            45             60
Net assets at end of period (000 omitted)        $35,855         $25,733       $14,285       $12,103        $7,656         $1,943

(A)  Commenced operations April 1, 1996.
(B)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.
16

Sentinel Mid Cap Growth Fund
Investment in Securities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                      Shares             Value
                                                                      (Note 1)
--------------------------------------------------------------------------------

  Common Stocks 100.6%
  Capital Goods 3.0%
* Plexus Corp.                                       100,000      $  3,019,000
  Tyco International Ltd.                             65,000         3,734,250
                                                                ---------------
                                                                     6,753,250
                                                                ---------------
  Communication Services 1.5%
* Research in Motion Ltd.                             60,000         1,957,200
* West Corporation                                    50,000         1,404,000
                                                                ---------------
                                                                     3,361,200
                                                                ---------------
  Consumer Cyclicals 21.0%
* Abercrombie & Fitch Co.                             75,000         3,092,250
* Administaff, Inc.                                  135,000         3,442,500
* Bed Bath & Beyond, Inc.                             90,000         2,661,300
* Best Buy Co., Inc.                                  85,000         4,517,750
* Coach, Inc.                                         11,500           403,075
  Ethan Allen Interiors, Inc.                        125,000         4,588,750
  Family Dollar Stores, Inc.                          97,000         2,696,600
  Home Depot                                          60,000         2,957,400
  International Game
    Technology                                        45,000         2,765,250
  Jones Apparel Group, Inc.                           75,000         3,315,000
  Omnicom Group                                       44,000         4,095,520
  Scientific Atlanta                                  70,000         3,675,700
  TJX Companies                                      143,000         4,784,780
  Wal-Mart Stores                                     40,000         2,070,000
  Walt Disney Co.                                     70,000         2,213,400
                                                                ---------------
                                                                    47,279,275
                                                                ---------------
  Consumer Staples 5.9%
* Electronic Arts, Inc.                               40,000         2,355,600
* Outback Steakhouse, Inc.                           128,000         3,648,000
* Starbucks Corporation                              100,000         1,952,000
* Take-Two Interactive
    Software, Inc.                                   260,000         5,397,600
                                                                ---------------
                                                                    13,353,200
                                                                ---------------
  Energy 2.3%
  Burlington Resources                                45,000         2,200,500
* Cal Dive International, Inc.                        35,000           994,000
  Ocean Energy, Inc.                                 100,000         1,900,000
                                                                ---------------
                                                                     5,094,500
                                                                ---------------
  Financials 5.9%
  Bank of New York                                    55,000         3,003,550
  Merrill Lynch & Co.                                 70,000         4,547,900
  USA Education, Inc.                                 22,000         1,542,420
  Waddell & Reed Fin'l. -
    Class A                                          135,000         4,201,200
                                                                ---------------
                                                                    13,295,070
                                                                ---------------
  Health Care 12.6%
  Cambrex Corporation                                 70,000         3,738,700
* Cell Therapeutics, Inc.                             40,000         1,200,800
* Chiron Corp.                                        20,000         1,031,400
* CuraGen Corporation                                 40,000         1,504,000
* Forest Labs, Inc. - Class A                         22,800         1,688,568
* Genzyme Corp.- Gen. Div                             20,000         2,138,800
* Human Genome
    Sciences, Inc.                                    70,000         4,644,500
* Medicis Pharmaceutical -
    Class A                                           30,000         1,579,200
* Millennium                                          60,000         2,290,200
    Pharmaceuticals
* Myriad Genetics, Inc.                               60,000         3,723,000
* Watson Pharmaceuticals                              80,000         4,808,000
                                                                ---------------
                                                                    28,347,168
                                                                ---------------

  Technology 46.4%
* Aeroflex, Inc.                                      40,000           476,800
* Alpha Industries, Inc.                             150,000         3,300,000
* Analog Devices, Inc.                                84,000         3,742,200
* Applied Materials                                   57,100         2,851,003
* Brocade Communications Sys.                         60,000         2,340,000
* Cable Design Technologies                          129,450         1,838,190
* Cisco Systems, Inc.                                 73,100         1,407,906
  Compaq Computer Corp.                              140,000         2,238,600
* Cree, Inc.                                         110,000         3,157,000
* Dell Computer Corp.                                170,000         4,141,200
* EMC Corporation                                     79,200         2,502,720
* Extreme Networks, Inc.                             130,000         3,848,000
  Intel Corporation                                  100,000         2,701,000
* Internet Security Systems, Inc.                     25,000         1,212,250
* JDS Uniphase Corp.                                  40,000           668,400
* Juniper Networks, Inc.                              30,000         1,275,900
  KLA - Tencor Corp.                                 115,000         5,936,300
  Linear Technology                                   88,400         4,243,200
* LSI Logic Corporation                              103,569         1,896,348
* Maxim Integrated Products                           65,150         3,323,953
* Mercury Interactive Corp.                           60,000         3,554,400
* Micrel, Inc.                                       107,000         3,265,640
* Micron Technology                                   93,800         3,517,500
  Nortel Networks Corp.                              107,500         1,432,975
* Novellus Systems, Inc.                             141,800         6,792,220
* NVIDIA Corporation                                  40,000         3,424,400
* Oracle Corporation                                 125,000         1,912,500
* Rational Software
     Corporation                                     120,000         2,892,000
* Siebel Systems, Inc.                                60,000         2,721,600
* Silicon Storage
     Technology, Inc.                                400,000         3,964,000
* Sonus Networks, Inc.                               100,000         2,576,000
* Sun Microsystems                                    89,000         1,465,830
* Symantec Corporation                                50,000         3,532,000
* Tekelec                                            125,000         4,183,750
* Veritas Software Corp.                              25,000         1,656,250
* Vitesse Semiconductor
     Corporation                                      80,000         1,976,800
* Wind River Systems                                 108,000         2,432,160
                                                                ---------------
                                                                   104,400,995
                                                                ---------------
  Transportation 2.0%
  C.H. Robinson Worldwide,
     Inc.                                            100,000         2,985,000
* EGL, Inc.                                           80,000         1,596,800
                                                                ---------------
                                                                     4,581,800
                                                                ---------------
  Total Common Stocks
     (Cost $236,012,005)**                                         226,466,458
                                                                ---------------

  Excess of Liabilities
     Over Other Assets (0.6%)                                       (1,493,193)
                                                                ---------------
  Net Assets                                                      $224,973,265
                                                                ===============

 *   Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2001 net unrealized depreciation for federal income tax purposes aggregrated $9,545,547 of which $37,658,989 related to appreciated securities and $47,204,536 related to depreciated securities.

                                              See Notes to Financial Statements.

Sentinel Mid Cap Growth Fund
Statement of Assets and Liabilities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $236,012,005)                         $ 226,466,458
Receivable for securities sold                                         765,975
Receivable for fund shares sold                                        574,977
Receivable for dividends                                                 6,550
                                                                 --------------
   Total Assets                                                    227,813,960
                                                                 --------------

Liabilities
Payable to Custodian Bank                                              551,758
Payable to Custodian Bank - Line of Credit                             743,030
Payable for securities purchased                                       214,200
Payable for fund shares repurchased                                  1,056,179
Accrued expenses                                                        12,316
Management fee payable                                                 119,047
Distribution fee payable (Class A Shares)                               68,499
Distribution fee payable (Class B Shares)                               35,265
Distribution fee payable (Class C Shares)                                3,354
Fund service fee payable                                                37,047
                                                                 --------------
   Total Liabilities                                                 2,840,695
                                                                 --------------
Net Assets Applicable to Outstanding Shares                      $ 224,973,265
                                                                 ==============
   Class A Shares
$180,121,351 / 11,982,325 shares outstanding                     $       15.03
Sales Charge -- 5.00% of offering price                                   0.79
                                                                 --------------
Maximum Offering Price                                           $       15.82
                                                                 ==============
   Class B Shares
$40,927,600 / 2,835,513 shares outstanding                       $       14.43
                                                                 ==============
   Class C Shares
$3,924,314 / 264,165 shares outstanding                          $       14.86
                                                                 ==============

Net Assets Represent
Capital stock at par value                                       $     150,820
Paid-in capital                                                    245,107,752
Accumulated distributions in excess of
   net investment income                                            (1,323,742)
Accumulated undistributed net realized loss
   on investments                                                   (9,416,018)
Unrealized depreciation of investments                              (9,545,547)
                                                                 --------------
Net Assets                                                       $ 224,973,265
                                                                 ==============

Sentinel Mid Cap Growth Fund
Statement of Operations
For the Six Months Ended May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                        $     209,138
Interest                                                               122,504
                                                                 --------------
   Total Income                                                        331,642
                                                                 --------------
Expenses:
Management advisory fee                                                706,213
Transfer agent fees                                                    269,630
Custodian fees                                                          43,553
Distribution expense (Class A Shares)                                  285,841
Distribution expense (Class B Shares)                                  205,873
Distribution expense (Class C Shares)                                   12,405
Accounting services                                                     36,075
Auditing fees                                                            4,250
Legal fees                                                               2,075
Reports and notices to shareholders                                     19,950
Registration and filing fees                                            28,247
Directors' fees and expenses                                            12,720
Other                                                                   31,574
                                                                 --------------
   Total Expenses                                                    1,658,406
   Expense Offset                                                      (21,378)
                                                                 --------------
   Net Expenses                                                      1,637,028
                                                                 --------------
Net Investment Loss                                                 (1,305,386)
                                                                 --------------

Realized and Unrealized Loss on Investments
Net realized loss on sales of investments                           (7,994,572)
Net change in unrealized appreciation (depreciation)               (16,696,772)
                                                                 --------------
Net Realized and Unrealized Loss on Investments                    (24,691,344)
                                                                 --------------
Net Decrease in Net Assets from Operations                       $ (25,996,730)
                                                                 ==============

See Notes to Financial Statements.
18

Sentinel Mid Cap Growth Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                            Six Months                     Year
                                                                 Ended                    Ended
                                                               5/31/01                 11/30/00
                                                           (Unaudited)
                                                        --------------            --------------

Increase (Decrease) in Net Assets from Operations
Net investment loss                                     $  (1,305,386)            $  (2,636,585)
Net realized gain (loss) on sales of investments           (7,994,572)               29,780,518
Net change in unrealized appreciation (depreciation)      (16,696,772)              (22,452,947)
                                                        --------------            --------------
Net increase (decrease) in net assets from operations     (25,996,730)                4,690,986
                                                        --------------            --------------

Distributions to Shareholders
From net investment income
   Class A Shares                                                  --                        --
   Class B Shares                                                  --                        --
   Class C Shares*                                                 --                        --
From net realized gain on investments
   Class A Shares                                         (23,318,838)               (9,425,171)
   Class B Shares                                          (5,019,603)               (1,024,929)
   Class C Shares*                                           (223,664)                     --
                                                        --------------            --------------
Total distributions to shareholders                       (28,562,105)              (10,450,100)
                                                        --------------            --------------

From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                          65,130,829               212,883,352
   Class B Shares                                           7,159,905                36,227,307
   Class C Shares*                                          3,121,944                 2,289,414
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                          22,274,625                 8,739,915
   Class B Shares                                           4,989,059                 1,022,706
   Class C Shares*                                            223,443                      --
                                                        --------------            --------------
                                                          102,899,805               261,162,694
Less: Payments for shares reacquired
   Class A Shares                                         (69,624,115)             (155,605,315)
   Class B Shares                                          (3,602,150)               (4,657,729)
   Class C Shares*                                           (627,660)                 (177,697)
                                                        --------------            --------------
Increase in net assets from capital share transactions     29,045,880               100,721,953
                                                        --------------            --------------

Total Increase (Decrease) in Net Assets for period        (25,512,955)               94,962,839
Net Assets: Beginning of period                           250,486,220               155,523,381
                                                        --------------            --------------
Net Assets: End of period                               $ 224,973,265             $ 250,486,220
                                                        ==============            ==============
Distributions in Excess of Net Investment Income
   at End of Period                                     $  (1,323,742)            $     (18,356)
                                                        ==============            ==============

* For the period from March 30, 2000 (commencement of operations) through November 30, 2000.

See Notes to Financial Statements.

Sentinel Mid Cap Growth Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------

                                                  Six Months
                                           Ended 5/31/01 (B)      Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
Class A Shares                                   (Unaudited)    11/30/00 (B)      11/30/99      11/30/98      11/30/97     11/30/96
                                               --------------  --------------  ------------  ------------  ------------ ------------
Net asset value at beginning of period              $  18.97        $  17.80      $  14.65       $ 18.73       $ 17.57      $ 16.93
                                               --------------  --------------  ------------  ------------  ------------ ------------

Income (Loss) from Investment Operations
Net investment income (loss)                           (0.07)          (0.19)        (0.06)        (0.03)        (0.02)        0.03
Net realized and unrealized gain (loss) on investments (1.73)           2.54          4.29          1.08          4.00         3.23
                                               --------------  --------------  ------------  ------------  ------------ ------------
Total from investment operations                       (1.80)           2.35          4.23          1.05          3.98         3.26
                                               --------------  --------------  ------------  ------------  ------------ ------------

Less Distributions
Dividends from net investment income                      --              --            --            --          0.02         0.07
Distributions from realized gains on investments        2.14            1.18          1.08          5.13          2.80         2.55
                                               --------------  --------------  ------------  ------------  ------------ ------------
Total Distributions                                     2.14            1.18          1.08          5.13          2.82         2.62
                                               --------------  --------------  ------------  ------------  ------------ ------------
Net asset value at end of period                    $  15.03        $  18.97      $  17.80       $ 14.65       $ 18.73      $ 17.57
                                               ==============  ==============  ============  ============  ============ ============
Total Return (%) *                                    (10.10)++        13.85         30.45          8.34         27.26        22.60

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         1.23 +          1.14          1.22          1.29          1.32         1.43
Ratio of net investment income (loss)
   to average net assets (%)                           (0.93)+         (0.83)        (0.41)        (0.23)        (0.15)        0.16
Portfolio turnover rate (%)                               39 ++          135           118            97           161           98
Net assets at end of period (000 omitted)           $180,121        $206,488      $140,633       $97,895       $88,184      $69,816

(A)  Commenced operations January 12,1998.
(B) Per share data calculated utilizing average daily shares outstanding. (C) Commenced operations March 30, 2000.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.
20

Sentinel Mid Cap Growth Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------

                                                         Six Months                                        Period from
                                                  Ended 5/31/01 (B)     Year Ended       Year Ended    1/12/98 through
Class B Shares                                          (Unaudited)    11/30/00 (B)    11/30/99 (B)    11/30/98 (A)(B)
                                                      --------------  --------------  --------------  -----------------
Net asset value at beginning of period                      $ 18.39         $ 17.43         $ 14.52             $13.08
                                                      --------------  --------------  --------------  -----------------

Income (Loss) from Investment Operations
Net investment income (loss)                                  (0.14)          (0.39)          (0.23)             (0.17)
Net realized and unrealized gain (loss) on investments        (1.68)           2.53            4.22               1.61
                                                      --------------  --------------  --------------  -----------------
Total from investment operations                              (1.82)           2.14            3.99               1.44
                                                      --------------  --------------  --------------  -----------------

Less Distributions
Dividends from net investment income                             --              --              --                 --
Distributions from realized gains on investments               2.14            1.18            1.08                 --
                                                      --------------  --------------  --------------  -----------------
Total Distributions                                            2.14            1.18            1.08                 --
                                                      --------------  --------------  --------------  -----------------
Net asset value at end of period                            $ 14.43         $ 18.39         $ 17.43             $14.52
                                                      ==============  ==============  ==============  =================
Total Return (%) *                                           (10.58)++        12.88           28.97              11.01 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                2.20 +          2.00            2.29               2.29 +
Ratio of net investment income (loss)
   to average net assets (%)                                  (1.90)+         (1.71)          (1.53)             (1.24)+
Portfolio turnover rate (%)                                      39 ++          135             118                 97
Net assets at end of period (000 omitted)                   $40,928         $42,310         $14,891             $3,841

(A)  Commenced operations January 12,1998.
(B)  Per share data calculated utilizing average daily shares outstanding.
(C)  Commenced operations March 30, 2000.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

Sentinel Mid Cap Growth Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------

                                                    Six Months         Period from
                                             Ended 5/31/01 (B)     3/30/00 through
Class C Shares                                     (Unaudited)     11/30/00 (B)(C)
                                                ---------------    ---------------
Net asset value at beginning of period                 $18.86              $22.79
                                                ---------------    ---------------

Income (Loss) from Investment Operations
Net investment income (loss)                            (0.17)              (0.35)
Net realized and unrealized gain (loss) on investments  (1.69)              (3.58)
                                                ---------------    ---------------
Total from investment operations                        (1.86)              (3.93)
                                                ---------------    ---------------

Less Distributions
Dividends from net investment income                       --                  --
Distributions from realized gains on investments         2.14                  --
                                                ---------------    ---------------
Total Distributions                                      2.14                  --
                                                ---------------    ---------------
Net asset value at end of period                       $14.86              $18.86
                                                ===============    ===============
Total Return (%) *                                     (10.52)++           (17.24)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)          2.48 +              2.11 +
Ratio of net investment income (loss)
   to average net assets (%)                            (2.20)+             (1.87)+
Portfolio turnover rate (%)                                39 ++              135
Net assets at end of period (000 omitted)              $3,924              $1,688

(A)  Commenced operations January 12, 1998.
(B)  Per share data calculated utilizing average daily shares outstanding.
(C)  Commenced operations March 30, 2000.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.
22

Sentinel World Fund
Investment in Securities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                     Shares          Value
                                                                    (Note 1)
--------------------------------------------------------------------------------
  Common Stocks 94.0%
  Australia 3.7%
  National Australia                                 205,000      $  3,363,045
  Rio Tinto Limited                                   70,000         1,286,726
                                                                  -------------
                                                                     4,649,771
                                                                  -------------
  Brazil 1.6%
  Petroleo Brasileiro S.A. (ADR)                      73,000         2,065,900
                                                                  -------------
  France 7.9%
  Compagnie De Saint - Gobain                          8,400         1,250,902
  Michelin                                            45,000         1,566,168
  Societe Generale                                    35,000         2,081,578
  Total Fina (ADR)                                    43,000         3,170,820
  Vivendi                                             32,000         2,039,967
                                                                  -------------
                                                                    10,109,435
                                                                  -------------
  Germany 4.9%
  BASF A.G                                            45,000         1,819,132
  Bayer A.G. Ord                                      45,000         1,784,844
  Deutsche Bank                                       23,000         1,764,145
  SAP A.G. (ADR)                                      25,000           877,750
                                                                  -------------
                                                                     6,245,871
                                                                  -------------
  Hong Kong 4.3%
* China Mobile                                       400,000         1,938,499
                                                                  -------------
  HSBC Holdings                                      280,000         3,482,118
                                                                  -------------
                                                                     5,420,617
                                                                  -------------
  Italy 5.0%
  E.N.I. SpA (ADR)                                    38,000         2,458,600
  San Paolo IMI SpA (ADR)                             54,500         1,479,675
  Telecom Italia (ADR)                                26,000         2,488,200
                                                                  -------------
                                                                     6,426,475
                                                                  -------------
  Japan 21.4%
  Canon                                               70,000         2,766,636
  Fuji Photo Film                                     83,000         3,489,385
  Fuji Television Network Inc.                           130           899,975
  Hitachi Ltd.                                       175,000         1,797,432
  Ito-Yokado Co. Ltd.                                 48,000         2,509,356
  Kyocera Corp.                                       10,200           949,215
  Mitsubishi Tokoyo Financial                            140         1,315,767
  Nippon Express                                     220,000         1,057,817
  Nippon Telegraph & Telephone                           440         2,717,463
  Shin-Etsu Chem                                      50,000         1,930,016
  Sony Corp.                                          43,000         3,308,803
  Takefuji Corp.                                      15,000         1,321,641
  TDK Corp.                                           38,000         2,177,897
  Toyota Motor                                        30,000         1,057,313
                                                                  -------------
                                                                    27,298,716
                                                                  -------------
  Mexico 1.0%
  Telefonos de Mexico (ADR)                           35,966         1,240,467
                                                                  -------------
  Netherlands 9.3%
  ABN Amro Bank                                      140,000         2,672,716
  ING Groep N.V.                                      43,976         2,866,716
  Koninklijke Philips
     Electronics N.V. (ADR)                          105,000         2,908,500
  Unilever N.V. (ADR)                                 61,999         3,446,525
                                                                  -------------
                                                                    11,894,457
                                                                  -------------
  Portugal 1.4%
  Portugal Telecom (ADR)                             225,000         1,795,500
                                                                  -------------
  South Korea 3.2%
  Korea Electric Power (ADR)                         127,400         1,344,070
  Korea Telecom Corp. SA (ADR)                        50,000         1,165,000
  Samsung Electronics                                  9,300         1,539,110
                                                                  -------------
                                                                     4,048,180
                                                                  -------------
  Spain 5.5%
  Banco Popular                                       50,000         1,642,404
  Endesa (ADR)                                       170,000         2,805,000
  Repsol (ADR)                                       140,000         2,532,600
                                                                  -------------
                                                                     6,980,004
                                                                  -------------
  Switzerland 8.7%
  Nestle A.G. Registered                               1,600         3,308,410
  Novartis A.G. Registered                            96,000         3,647,802
* Syngenta A.G.                                       28,000         1,379,617
  Zurich Financial Services A.G.                       8,000         2,681,291
                                                                  -------------
                                                                    11,017,120
                                                                  -------------
  United Kingdom 16.1%
  BP plc                                             220,000         1,940,528
  British Airways plc (ADR)                           25,000         1,344,000
  British Telecom plc (ADR)                           25,000         1,564,750
* British Telecom plc - Rights (ADR)                   7,500           146,250
                                                                  -------------
  Corus Group plc (ADR)                               55,000           542,850
  Diageo plc                                         250,000         2,697,935
  Glaxosmithkline plc (ADR)                           61,140         3,343,747
  Marks & Spencer plc                                500,000         1,777,943
  Royal Bank of Scotland                              80,000         1,844,665
* Royal Bank of Scotland - Value Share               124,979           155,522
                                                                  -------------
  Scottish Power                                     200,000         1,450,716
  Shell Transport & Trading (ADR)                     70,000         3,666,600
                                                                  -------------
                                                                    20,475,506
                                                                  -------------
  Total Common Stocks
     (Cost $118,148,249)**                                         119,668,019
                                                                  -------------

  Excess of Other Assets
     Over Liabilities 6.0%                                           7,662,992
                                                                  -------------
  Net Assets                                                      $127,331,011
                                                                  =============

--------------------------------------------------------------------------------

                          Summary of Foreign Securities
                           by Industry Classification

                                                      Percent of      Market
   Industry                                           Net Assets      Value
   Airlines                                              1.0%     $  1,344,000
   Automobiles, Auto Parts                               2.1%        2,623,481
   Banks                                                13.1%       16,721,723
   Chemicals                                             4.0%        5,094,477
   Computers                                             0.7%          877,750
   Consumer Products                                     4.8%        6,144,460
   Electrical Components                                 3.7%        4,666,222
   Electrical Equipment                                  3.7%        4,705,932
   Financial                                             3.5%        4,401,553
   Financial Services                                    2.3%        2,866,716
   Foods, Grocery                                        2.0%        2,509,356
   Gold, Precious Metals                                 1.0%        1,286,726
   Healthcare - Drug/Pharmacy                            2.9%        3,647,802
   Household Furniture & Appliance                       2.6%        3,308,803
   Industrial - Diversified                              1.6%        2,039,967
   Insurance                                             2.1%        2,681,291
   Manufacturing & Process                               2.4%        3,070,034
   Office Equipment & Supply                             2.2%        2,766,636
   Oil                                                  12.4%       15,835,048
   Pharmaceuticals                                       2.6%        3,343,747
   Photography                                           2.7%        3,489,385
   Retail                                                4.0%        5,086,353
   Steel                                                 0.4%          542,850
   Telecommunications                                   11.0%       13,956,104
   Transportation                                        0.8%        1,057,817
   Utilities - Electric                                  4.4%        5,599,786
                                                        -----     ------------
                                                        94.0%     $119,668,019
                                                        =====     ============

--------------------------------------------------------------------------------
 *   Non-income producing.
** Also cost for federal income tax purposes. At May 31, 2001 net unrealized appreciation for federal income tax purposes aggregated $1,519,770 of which $18,878,701 related to appreciated securities and $17,358,931 related to depreciated securities.
     (ADR) - American Depository Receipt

See Notes to Financial Statements.

Sentinel World Fund
Statement of Assets and Liabilities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $118,148,249)                         $ 119,668,019
Cash and cash equivalents                                              180,368
Foreign currency (Cost $630,028)                                       608,748
Receivable for fund shares sold                                      6,384,368
Receivable for dividends and interest                                  799,645
                                                                 --------------
     Total Assets                                                  127,641,148
                                                                 --------------

Liabilities
Payable for securities purchased                                       147,332
Payable for fund shares repurchased                                     15,826
Accrued expenses                                                        17,109
Management fee payable                                                  65,280
Distribution fee payable (Class A Shares)                               15,996
Distribution fee payable (Class B Shares)                               14,605
Distribution fee payable (Class C Shares)                                1,693
Fund service fee payable                                                32,296
                                                                 --------------
     Total Liabilities                                                 310,137
                                                                 --------------
Net Assets Applicable to Outstanding Shares                      $ 127,331,011
                                                                 ==============
Net Asset Value and Offering Price per Share
     Class A Shares
$104,380,568 / 6,938,233 shares outstanding                      $       15.04
Sales Charge -- 5.00% of offering price                                   0.79
                                                                 --------------
Maximum Offering Price                                           $       15.83
                                                                 ==============
     Class B Shares
$20,893,866 / 1,410,784 shares outstanding                       $       14.81
                                                                 ==============
   Class C Shares
$2,056,577 / 137,517 shares outstanding                          $       14.96
                                                                 ==============

Net Assets Represent
Capital stock at par value                                       $      84,865
Paid-in capital                                                    120,584,953
Accumulated undistributed net investment income                        771,717
Accumulated undistributed net realized gain
     on investments and foreign exchange                             4,417,554
Unrealized appreciation of investments
     and foreign exchange                                            1,471,922
                                                                 --------------
Net Assets                                                       $ 127,331,011
                                                                 ==============

Sentinel World Fund
Statement of Operations
For the Six Months Ended May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                        $   1,605,965 *
Interest                                                               186,577
                                                                 --------------
   Total Income                                                      1,792,542
                                                                 --------------
Expenses:
Management advisory fee                                                383,189
Transfer agent fees                                                    126,075
Custodian fees                                                          54,937
Distribution expense (Class A Shares)                                  153,517
Distribution expense (Class B Shares)                                  111,166
Distribution expense (Class C Shares)                                   12,688
Accounting services                                                     14,225
Auditing fees                                                            5,425
Legal fees                                                               2,050
Reports and notices to shareholders                                     11,050
Registration and filing fees                                            24,702
Directors' fees and expenses                                             6,916
Other                                                                   22,720
                                                                 --------------
   Total Expenses                                                      928,660
   Expense Offset                                                      (20,687)
                                                                 --------------
   Net Expenses                                                        907,973
                                                                 --------------
Net Investment Income                                                  884,569
                                                                 --------------

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments                                                          4,413,891
Foreign currency transactions                                          (82,680)
                                                                 --------------
   Net realized gain                                                 4,331,211
                                                                 --------------
Net change in unrealized appreciation
 (depreciation) during the period:
Investments                                                         (6,849,167)
Foreign currency transactions                                          (35,519)
                                                                 --------------
Net change in unrealized appreciation (depreciation)                (6,884,686)
                                                                 --------------
Net Realized and Unrealized Loss on Investments                     (2,553,475)
                                                                 --------------
Net Decrease in Net Assets from Operations                       $  (1,668,906)
                                                                 ==============

*    Net of Foreign Tax Withholding of $ 155,650.

See Notes to Financial Statements.
24

Sentinel World Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                Six Months                Year
                                                                     Ended               Ended
                                                                   5/31/01            11/30/00
                                                               (Unaudited)
                                                            --------------      --------------

Decrease in Net Assets from Operations
Net investment income                                       $     884,569       $   1,236,542
Net realized gain on sales of investments                       4,331,211          21,264,439
Net change in unrealized appreciation (depreciation)           (6,884,686)        (26,155,297)
                                                            --------------      --------------
Net decrease in net assets from operations                     (1,668,906)         (3,654,316)
                                                            --------------      --------------

Distributions to Shareholders
From net investment income
     Class A Shares                                              (960,639)         (1,389,189)
     Class B Shares                                                    --            (105,915)
     Class C Shares                                                    --                  --
From realized gain on investments
     Class A Shares                                           (17,219,960)         (8,841,271)
     Class B Shares                                            (3,985,921)         (1,900,320)
     Class C Shares                                              (360,974)           (147,057)
                                                            --------------      --------------
Total distributions to shareholders                           (22,527,494)        (12,383,752)
                                                            --------------      --------------

From Capital Share Transactions
Net proceeds from sales of shares
     Class A Shares                                           220,496,057         475,720,459
     Class B Shares                                             5,141,700           5,287,527
     Class C Shares                                             7,199,008          30,226,861
Net asset value of shares in reinvestment
     of dividends and distributions
     Class A Shares                                                    --           9,530,430
     Class B Shares                                                    --           1,965,603
     Class C Shares                                                    --             147,057
                                                            --------------      --------------
                                                              232,836,765         522,877,937
Less: Payments for shares reacquired
     Class A Shares                                          (193,175,115)       (483,691,193)
     Class B Shares                                            (2,762,753)         (4,621,964)
     Class C Shares                                            (6,779,509)        (29,887,791)
                                                            --------------      --------------
Increase in net assets from capital share transactions         30,119,388           4,676,989
                                                            --------------      --------------
Total Increase (Decrease) in Net Assets for period              5,922,988         (11,361,079)
Net Assets: Beginning of period                               121,408,023         132,769,102
                                                            --------------      --------------
Net Assets: End of period                                   $ 127,331,011       $ 121,408,023
                                                            ==============      ==============
Undistributed Net Investment Income
     at End of Period                                       $     771,717       $     930,466
                                                            ==============      ==============

See Notes to Financial Statements.

Sentinel World Fund (A)
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------

                                                  Six Months
                                           Ended 5/31/01 (D)      Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
Class A Shares                                   (Unaudited)    11/30/00 (D)      11/30/99      11/30/98      11/30/97     11/30/96
                                               --------------  --------------  ------------  ------------  ------------ ------------

Net asset value at beginning of period              $  18.64         $ 21.28      $  18.19      $  17.25       $ 15.69      $ 13.78
                                               --------------  --------------  ------------  ------------  ------------ ------------


Income (Loss) from Investment Operations
Net investment income (loss)                            0.12            0.21          0.28          0.18          0.11         0.12
Net realized and unrealized gain (loss) on investments (0.33)          (0.90)         2.98          1.52          1.80         1.99
                                               --------------  --------------  ------------  ------------  ------------ ------------

Total from investment operations                       (0.21)          (0.69)         3.26          1.70          1.91         2.11
                                               --------------  --------------  ------------  ------------  ------------ ------------


Less Distributions
Dividends from net investment income                    0.18            0.26          0.17          0.12          0.11         0.13
Distributions from realized gains on investments        3.21            1.69            --          0.64          0.24         0.07
                                               --------------  --------------  ------------  ------------  ------------ ------------

Total Distributions                                     3.39            1.95          0.17          0.76          0.35         0.20
                                               --------------  --------------  ------------  ------------  ------------ ------------

Net asset value at end of period                    $  15.04           18.64         21.28         18.19         17.25        15.69
                                               ==============  ==============  ============  ============  ============ ============

Total Return (%) *                                     (1.53)++        (3.85)        18.09         10.34         12.52        15.49

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         1.28 +          1.23          1.25          1.26          1.32         1.48
Ratio of net investment income (loss)
   to average net assets (%)                            1.59 +          1.06          1.86          1.18          1.14         0.94
Portfolio turnover rate (%)                               15 ++           47            35            12            21           14
Net assets at end of period (000 omitted)           $104,381         $96,354      $107,413      $100,790       $89,740      $71,458

(A) As of April 1, 1996 INVESCO Global Asset Management (N.A.), Inc. became the sub-advisor to the Fund.
(B)  Commenced operations April 1, 1996.
(C)  Commenced operations May 4, 1998.
(D)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.
26

Sentinel World Fund (A)
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------

                                                        Six Months
                                                 Ended 5/31/01 (D)      Year Ended      Year Ended      Year Ended      Year Ended
Class B Shares                                         (Unaudited)    11/30/00 (D)    11/30/99 (D)    11/30/98 (D)    11/30/97 (D)
                                                     --------------  --------------  --------------  --------------  --------------
Net asset value at beginning of period                     $ 18.30         $ 20.95        $  17.92         $ 17.05         $ 15.58
                                                     --------------  --------------  --------------  --------------  --------------

Income (Loss) from Investment Operations
Net investment income (loss)                                  0.05            0.02            0.10            0.04            0.01
Net realized and unrealized gain (loss) on investments       (0.33)          (0.89)           2.95            1.47            1.74
                                                     --------------  --------------  --------------  --------------  --------------
Total from investment operations                             (0.28)          (0.87)           3.05            1.51            1.75
                                                     --------------  --------------  --------------  --------------  --------------

Less Distributions
Dividends from net investment income                            --            0.09            0.02              --            0.04
Distributions from realized gains on investments              3.21            1.69              --            0.64            0.24
                                                     --------------  --------------  --------------  --------------  --------------
Total Distributions                                           3.21            1.78            0.02            0.64            0.28
                                                     --------------  --------------  --------------  --------------  --------------
Net asset value at end of period                           $ 14.81         $ 18.30           20.95           17.92           17.05
                                                     ==============  ==============  ==============  ==============  ==============
Total Return (%) *                                           (1.99)++        (4.79)          17.05            9.24           11.52

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)               2.20 +          2.19            2.16            2.25            2.18
Ratio of net investment income (loss)
   to average net assets (%)                                  0.62 +          0.08            0.98            0.19            0.23
Portfolio turnover rate (%)                                     15 ++           47              35              12              21
Net assets at end of period (000 omitted)                  $20,894         $22,974        $ 23,536         $18,163         $10,121

                                                       Eight Months
                                                              Ended
Class B Shares                                      11/30/96 (B)(D)
                                                     --------------
Net asset value at beginning of period                      $14.49
                                                     --------------

Income (Loss) from Investment Operations
Net investment income (loss)                                 (0.08)
Net realized and unrealized gain (loss) on investments        1.17
                                                     --------------
Total from investment operations                              1.09
                                                     --------------

Less Distributions
Dividends from net investment income                            --
Distributions from realized gains on investments                --
                                                     --------------
Total Distributions                                             --
                                                     --------------
Net asset value at end of period                            $15.58
                                                     ==============
Total Return (%) *                                            7.52 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)               2.59 +
Ratio of net investment income (loss)
   to average net assets (%)                                 (0.19)+
Portfolio turnover rate (%)                                     14
Net assets at end of period (000 omitted)                   $3,188

(A) As of April 1, 1996 INVESCO Global Asset Management (N.A.), Inc. became the sub-advisor to the Fund.
(B)  Commenced operations April 1, 1996.
(C)  Commenced operations May 4, 1998.
(D)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

Sentinel World Fund (A)
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------

                                                    Six Months                                           Period from
                                             Ended 5/31/01 (D)       Year Ended       Year Ended      5/4/98 through
Class C Shares                                     (Unaudited)     11/30/00 (D)     11/30/99 (D)     11/30/98 (C)(D)
                                                 -------------      -----------      -----------      --------------
Net asset value at beginning of period                 $18.47           $21.08          $ 18.05              $19.57
                                                 -------------      -----------      -----------      --------------

Income (Loss) from Investment Operations
Net investment income (loss)                            (0.02)            0.07             0.09               (0.02)
Net realized and unrealized gain (loss) on investments  (0.28)           (0.99)            2.94               (1.50)
                                                 -------------      -----------      -----------      --------------
Total from investment operations                        (0.30)           (0.92)            3.03               (1.52)
                                                 -------------      -----------      -----------      --------------

Less Distributions
Dividends from net investment income                       --               --               --                  --
Distributions from realized gains on investments         3.21             1.69               --                  --
                                                 -------------      -----------      -----------      --------------
Total Distributions                                      3.21             1.69               --                  --
                                                 -------------      -----------      -----------      --------------
Net asset value at end of period                       $14.96           $18.47           $21.08              $18.05
                                                 =============      ===========      ===========      ==============
Total Return (%) *                                      (2.08)++         (5.00)           16.79               (7.77)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)          2.37 +           2.33             2.29                2.21 +
Ratio of net investment income (loss)
  to average net assets (%)                              0.05 +           0.32             0.85                0.23 +
Portfolio turnover rate (%)                                15 ++            47               35                  12
Net assets at end of period (000 omitted)              $2,057           $2,080           $1,820              $1,013

(A) As of April 1, 1996 INVESCO Global Asset Management (N.A.), Inc. became the sub-advisor to the Fund.
(B)  Commenced operations April 1, 1996.
(C)  Commenced operations May 4, 1998.
(D)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.
28

Sentinel Growth Index Fund Investment in Securities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                      Shares             Value
                                                                      (Note 1)
--------------------------------------------------------------------------------
  Common Stocks 99.5%
  Basic Materials 0.1%
  Ecolab, Inc.                                         1,900       $    77,672
                                                                   -----------
  Capital Goods 9.4%
  General Electric Company                           149,555         7,328,195
  Millipore Corp.                                        697            38,718
  PerkinElmer, Inc.                                      800            55,224
                                                                   -----------
                                                                     7,422,137
                                                                   -----------

  Communication Services 0.6%
* Nextel Communications                               11,400           181,488
* Sprint Corp. (PCS Group)                            14,010           308,220
                                                                   -----------
                                                                       489,708
                                                                   -----------

  Consumer Cyclicals 9.5%
  Avery Dennison Corp.                                 1,656            96,843
* Bed Bath & Beyond, Inc.                              4,300           127,151
  Cintas Corp.                                         2,500           116,600
  Dow Jones & Co.                                      1,297            72,308
  Gap Stores                                          12,746           395,126
  Harley-Davidson, Inc.                                4,580           215,123
  Home Depot                                          34,968         1,723,573
  Interpublic Group of Cos                             4,628           170,033
* Kohls Corp.                                          5,036           309,966
  Omnicom Group, Inc.                                  2,681           249,547
  Radioshack Corp.                                     2,754            74,991
* Robert Half Int'l., Inc.                             2,600            73,320
* Sabre Holdings Corp.                                 2,000           104,480
  TJX Companies                                        4,200           140,532
* Univision Communications,
     Inc.                                              3,100           135,563
  Wal-Mart Stores                                     67,421         3,489,037
                                                                   -----------
                                                                     7,494,193
                                                                   -----------

  Consumer Staples 16.1%
  Anheuser-Busch Co.                                  13,584           597,696
* AOL Time Warner, Inc.                               65,298         3,410,514
  Avon Products, Inc.                                  3,601           157,580
  Campbell Soup Company                                6,269           185,186
  Coca-Cola Co.                                       37,545         1,779,633
  Colgate Palmolive Co.                                8,594           486,764
  General Mills, Inc.                                  4,288           181,640
  Gillette Co.                                        15,857           458,743
  Heinz, H.J.                                          5,194           224,952
  Hershey Foods Corp.                                  2,100           127,344
  Kellogg Co.                                          6,112           163,312
  Kimberly-Clark Corp.                                 8,100           489,645
* Kroger Co.                                          12,300           306,762
  PepsiCo, Inc.                                       21,828           977,021
  Procter & Gamble                                    19,600         1,259,104
  Quaker Oats                                          1,994           191,145
  Ralston Purina Co.                                   4,600           142,554
  Sara Lee Corp.                                      11,824           222,764
* Starbucks Corp.                                      5,700           111,264
  Sysco Corp.                                         10,140           301,462
* Tricon Global Restaurants                            2,210           100,997
  Tupperware Corp.                                       839            19,179
  UST, Inc.                                            2,399            69,955
  Walgreen Co.                                        15,286           614,344
  Wrigley (Wm.) Jr. Co.                                3,376           162,149
                                                                   -----------
                                                                    12,741,709
                                                                   -----------


  Financials 8.6%
  American Express Co.                                20,100           846,612
  American International
     Group                                            35,200         2,851,200
  Bank of New York Co.                                11,200           611,632
  Capital One Financial Corp.                          3,000           195,330
  Charles Schwab Corp.                                20,860           392,168
* Concord EFS, Inc.                                    3,300           167,310
  Equifax, Inc.                                        2,072            72,686
* Fiserv, Inc.                                         1,900           104,709
  Marsh & McLennan Co.                                 4,200           440,580
  Moody's Corporation                                  2,389            76,639
  Northern Trust Corp.                                 3,400           224,910
  Providian Financial Corp.                            4,360           247,474
  State Street Corp.                                   5,000           274,850
  Stilwell Financial, Inc.                             3,300           108,372
  USA Education, Inc.                                  2,468           173,031
                                                                   -----------
                                                                     6,787,503
                                                                   -----------

  Health Care 25.7%
  Abbott Laboratories                                 23,335         1,212,953
  Allergan, Inc.                                       1,962           175,991
* Alza Corporation                                     3,600           169,740
  American Home
     Products Corp.                                   19,800         1,253,340
* Amgen, Inc.                                         15,686         1,041,237
  Baxter International                                 9,000           444,420
* Biogen, Inc.                                         2,280           137,507
  Biomet, Inc.                                         2,700           120,609
  Bristol-Myers Squibb Co.                            29,518         1,601,056
  Cardinal Health, Inc.                                6,350           457,136
  Eli Lilly                                           17,060         1,444,982
* Forest Labs, Inc. - Class A                          2,700           199,962
* Guidant Corp.                                        4,625           173,669
  IMS Health, Inc.                                     4,428           128,324
  Johnson & Johnson                                   21,007         2,036,629
  King Pharmaceuticals, Inc.                           2,500           126,450
* MedImmune, Inc.                                      3,200           127,584
  Medtronic, Inc.                                     18,128           779,142
  Merck & Co.                                         34,865         2,544,796
  Pfizer, Inc.                                        95,228         4,084,329
  Pharmacia Corp.                                     19,500           946,920
  Schering-Plough                                     22,074           926,004
  Stryker Corp.                                        3,000           172,350
                                                                   -----------
                                                                    20,305,130
                                                                   -----------

  Technology 29.0%
  Adobe Systems, Inc.                                  3,588           142,695
* Altera Corporation                                   5,900           141,600
* Analog Devices, Inc.                                 5,400           240,570
  Applera Corp-Applied
     Biosytems Group                                   3,112            95,725
* Applied Micro Circuits Corp.                         4,500            81,315
  Automatic Data Processing                            9,563           513,916
* Broadcom Corporation -
     Class A                                           3,700           123,062
* Cisco Systems, Inc.                                109,760         2,113,978
  Citrix Systems, Inc.                                 2,700            64,530
* Comverse Technology, Inc.                            2,500           145,000
* Convergys Corp.                                      2,600           106,860
  Corning, Inc.                                       13,808           261,247
* Dell Computer Corp.                                 39,023           950,600
* EMC Corporation                                     32,992         1,042,547
  Intel Corporation                                  101,508         2,741,731
  International Business
   Machines                                           26,504         2,963,147
* Lexmark Int'l., Inc. - Class A                       1,929           119,579
  Linear Technology                                    4,800           230,400
* Maxim Integrated Products                            4,900           249,998
* Mercury Interactive Corp.                            1,200            71,088
* Microsoft Corp.                                     80,543         5,571,965
* Network Appliance, Inc.                              4,744            88,239
* Oracle Corporation                                  84,308         1,289,912
* Palm, Inc.                                           8,500            47,855
  Paychex, Inc.                                        5,622           216,054
* Peoplesoft, Inc.                                     4,300           173,505
* Power-One, Inc.                                      1,100            22,484
* Qlogic Corporation                                   1,400            71,414
* Qualcomm, Inc.                                      11,358           689,885
* Sanmina Corp.                                        4,600           124,476
* Siebel Systems, Inc.                                 6,500           294,840
* Sun Microsystems                                    49,136           809,270
  Symbol Technologies, Inc.                            3,300            84,645
* Tellabs, Inc.                                        6,181           210,216
* Veritas Software Corp.                               6,200           410,750
* Vitesse Semiconductor                                2,800            69,188
* Xilinx, Inc.                                         4,950           204,188
* Yahoo!, Inc.                                         8,380           151,762
                                                                   -----------
                                                                    22,930,236
                                                                   -----------

  Transportation 0.1%
* USAir Group, Inc.                                      992            23,987
                                                                   -----------

  Utilities 0.4%
* Exelon Corporation                                   4,800           325,536
                                                                   -----------

  Total Common Stocks
    (Cost $90,581,823)**                                            78,597,811
                                                                   -----------

  Excess of Other Assets
     Over Liabilities 0.5%                                             438,571
                                                                   -----------
  Net Assets                                                       $79,036,382
                                                                   ===========

 *   Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2001 net unrealized depreciation for federal income tax purposes aggregrated $11,984,012 of which $5,399,820 related to appreciated securities and $17,383,832 related to depreciated securities.

See Notes to Financial Statements.

Sentinel Growth Index Fund
Statement of Assets and Liabilities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $90,581,823)                          $  78,597,811
Cash and cash equivalents                                              211,468
Receivable for securities sold                                         290,868
Receivable for fund shares sold                                        349,324
Receivable for dividends                                                61,572
Receivable from fund administrator                                       5,901
                                                                 -------------
      Total Assets                                                  79,516,944
                                                                 -------------

Liabilities
Payable for securities purchased                                       414,048
Payable for fund shares repurchased                                      5,251
Accrued expenses                                                        10,205
Management fee payable                                                  20,494
Distribution fee payable (Class A Shares)                                8,311
Distribution fee payable (Class B Shares)                               12,260
Distribution fee payable (Class C Shares)                                  549
Fund service fee payable                                                 9,444
                                                                 -------------
      Total Liabilities                                                480,562
                                                                 -------------
Net Assets Applicable to Outstanding Shares                      $  79,036,382
                                                                 =============

      Class A Shares
$61,079,344 / 3,838,246 shares outstanding                       $       15.91
Sales Charge -- 2.50% of offering price                                   0.41
                                                                 -------------
Maximum Offering Price                                           $       16.32
                                                                 =============

      Class B Shares
$17,347,094 / 1,103,431 shares outstanding                       $       15.72
                                                                 =============

      Class C Shares
$609,944 / 39,065 shares outstanding                             $       15.61
                                                                 =============

Net Assets Represent
Capital stock at par value                                       $      49,807
Paid-in capital                                                    106,334,753
Accumulated distributions in excess of
      net investment income                                            (40,243)
Accumulated undistributed net realized loss
      on investments                                               (15,323,923)
Unrealized depreciation of investments                             (11,984,012)
                                                                 -------------
Net Assets                                                       $  79,036,382
                                                                 =============


Sentinel Growth Index Fund
Statement of Operations
For the Six Months Ended May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                        $     299,046
Interest                                                                   969
                                                                 -------------
      Total Income                                                     300,015
                                                                 -------------

Expenses:
Management advisory fee                                                121,261
Transfer agent fees                                                     60,860
Custodian fees                                                          27,654
Distribution expense (Class A Shares)                                   43,613
Distribution expense (Class B Shares)                                   68,534
Distribution expense (Class C Shares)                                    3,338
Accounting services                                                     12,800
Auditing fees                                                            3,765
Legal fees                                                               1,275
Reports and notices to shareholders                                      4,640
Registration and filing fees                                            12,100
Directors' fees and expenses                                             4,370
Other                                                                   20,176
                                                                 -------------
      Total Expenses                                                   384,386
      Expense Reimbursement                                            (40,189)
      Expense Offset                                                    (3,939)
                                                                 -------------
      Net Expenses                                                     340,258
                                                                 -------------
Net Investment Loss                                                    (40,243)
                                                                 -------------

Realized and Unrealized Loss on Investments
Net realized loss on sales of investments                          (11,607,487)
Net change in unrealized appreciation (depreciation)                (1,054,887)
                                                                 -------------
Net Realized and Unrealized Loss on Investments                    (12,662,374)
                                                                 -------------
Net Decrease in Net Assets from Operations                       $ (12,702,617)
                                                                 =============

See Notes to Financial Statements.
30

Sentinel Growth Index Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            Six Months           Year
                                                         Ended 5/31/01          Ended
                                                           (Unaudited)       11/30/00
                                                       ---------------  --------------
Decrease in Net Assets from Operations
Net investment loss                                      $    (40,243)   $   (223,171)
Net realized loss on sales of investments                 (11,607,487)     (3,694,282)
Net change in unrealized appreciation (depreciation)       (1,054,887)    (12,579,771)
                                                       ---------------  --------------
Net decrease in net assets from operations                (12,702,617)    (16,497,224)
                                                       ---------------  --------------

Distributions to Shareholders
From net investment income
      Class A Shares                                               --         (10,978)
      Class B Shares                                               --              --
      Class C Shares*                                              --              --
From net realized gain on investments
      Class A Shares                                               --          (3,984)
      Class B Shares                                               --          (1,238)
      Class C Shares*                                              --              --
                                                       ---------------  --------------
Total distributions to shareholders                                --         (16,200)
                                                       ---------------  --------------

From Capital Share Transactions
Net proceeds from sales of shares
      Class A Shares                                        8,879,200      71,723,335
      Class B Shares                                        2,311,085      20,026,377
      Class C Shares*                                         233,127         750,471
Net asset value of shares in reinvestment
      of dividends and distributions
      Class A Shares                                               --           9,849
      Class B Shares                                               --           1,182
      Class C Shares*                                              --              --
                                                       ---------------  --------------
                                                           11,423,412      92,511,214
Less: Payments for shares reacquired
      Class A Shares                                       (6,629,987)    (19,301,458)
      Class B Shares                                       (2,308,712)     (4,303,839)
      Class C Shares*                                        (118,512)         (1,701)
                                                       ---------------  --------------
Increase in net assets from capital share transactions      2,366,201      68,904,216
                                                       ---------------  --------------
Total Increase (Decrease) in Net Assets for period        (10,336,416)     52,390,792
Net Assets: Beginning of period                            89,372,798      36,982,006
                                                       ---------------  --------------
Net Assets: End of period                                $ 79,036,382    $ 89,372,798
                                                       ===============  ==============

Distributions in Excess of Net Investment Income
      at End of Period                                   $    (40,243)   $          -
                                                       ===============  ==============

* For the period from March 30, 2000 (commencement of operations) through November 30, 2000.

See Notes to Financial Statements.

Sentinel Growth Index Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                         Six Months                          Period from
                                                  Ended 5/31/01 (B)       Year Ended     9/13/99 through
Class A Shares                                          (Unaudited)     11/30/00 (B)     11/30/99 (A)(B)
                                                        ------------    -------------    ----------------
Net asset value at beginning of period                      $ 18.53          $ 21.30             $ 20.00
                                                        ------------    -------------    ----------------

Income (Loss) from Investment Operations
Net investment income (loss)                                   0.01            (0.02)               0.02
Net realized and unrealized gain (loss) on investments        (2.63)           (2.74)               1.28
                                                        ------------    -------------    ----------------
Total from investment operations                              (2.62)           (2.76)               1.30
                                                        ------------    -------------    ----------------

Less Distributions
Dividends from net investment income                             --             0.01                  --
Distributions from realized gains on investments                 --             0.00 **               --
                                                        ------------    -------------    ----------------
Total Distributions                                              --             0.01                  --
                                                        ------------    -------------    ----------------
Net asset value at end of period                            $ 15.91          $ 18.53             $ 21.30
                                                        ============    ==============   ================

Total Return (%)*                                            (14.14)++        (12.97)               6.50 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                0.66 +           0.66                0.63 +
Ratio of expenses to average net assets before
      voluntary expense reimbursements (%)***                  0.76 +           0.76                1.11 +
Ratio of net investment income (loss)
      to average net assets (%)                                0.09 +          (0.07)               0.46 +
Ratio of net investment income (loss) to average net
      assets before voluntary expense reimbursements
      (%)***                                                  (0.01)+          (0.17)              (0.01)+
Portfolio turnover rate (%)                                      24 ++            30                   3 ++
Net assets at end of period (000 omitted)                   $61,079          $68,451             $28,530

(A)  Commenced operations September 13, 1999.
(B)  Per share data calculated utilizing average daily shares outstanding.
(C)  Commenced operations March 30, 2000.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 **  Represents less than $.005 of average daily shares outstanding.
*** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Note (2).

See Notes to Financial Statements.
32

Sentinel Growth Index Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                         Six Months                          Period from
                                                  Ended 5/31/01 (B)       Year Ended     9/13/99 through
Class B Shares                                          (Unaudited)     11/30/00 (B)     11/30/99 (A)(B)
                                                        ------------    -------------    ----------------
Net asset value at beginning of period                      $ 18.38          $ 21.28              $20.00
                                                        ------------    -------------    ----------------

Income (Loss) from Investment Operations
Net investment income (loss)                                  (0.06)           (0.19)              (0.01)
Net realized and unrealized gain (loss) on investments        (2.60)           (2.71)               1.29
                                                        ------------    -------------    ----------------
Total from investment operations                              (2.66)           (2.90)               1.28
                                                        ------------    -------------    ----------------
Less Distributions
Dividends from net investment income                             --               --
Distributions from realized gains on investments                 --             0.00 **               --
                                                        ------------    -------------    ----------------
Total Distributions                                              --               --                  --
                                                        ------------    -------------    ----------------
Net asset value at end of period                            $ 15.72          $ 18.38              $21.28
                                                        ============    =============    ================
Total Return (%) *                                           (14.47)++        (13.62)               6.40 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                1.44 +           1.45                1.17 +
Ratio of expenses to average net assets before
      voluntary expense reimbursements (%) ***                 1.54 +           1.54                1.66 +
Ratio of net investment income (loss)
      to average net assets (%)                               (0.68)+          (0.85)              (0.14)+
Ratio of net investment income (loss) to average net assets
      before voluntary expense reimbursements (%)***          (0.78)+          (0.94)              (0.62)+
Portfolio turnover rate (%)                                      24 ++            30                   3 ++
Net assets at end of period (000 omitted)                   $17,347          $20,314              $8,452

(A)  Commenced operations September 13, 1999.
(B)  Per share data calculated utilizing average daily shares outstanding.
(C)  Commenced operations March 30, 2000.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 **  Represents less than $.005 of average daily shares outstanding.
*** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Note (2).

See Notes to Financial Statements.

Sentinel Growth Index Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                          Six Months        Period from
                                                   Ended 5/31/01 (B)    3/30/00 through
Class C Shares                                           (Unaudited)    11/30/00 (B)(C)
                                                        ------------    ----------------
Net asset value at beginning of period                      $ 18.36             $ 23.59
                                                        ------------    ----------------

Income (Loss) from Investment Operations
Net investment income (loss)                                  (0.16)              (0.29)
Net realized and unrealized gain (loss) on investments        (2.59)              (4.94)
                                                       -------------    ----------------
Total from investment operations                              (2.75)              (5.23)
                                                       -------------    ----------------
Less Distributions
Dividends from net investment income                             --                  --
Distributions from realized gains on investments                 --                0.00 **
                                                       -------------    ----------------
Total Distributions                                              --                  --
                                                       -------------    ----------------
Net asset value at end of period                            $ 15.61             $ 18.36
                                                       =============    ================
Total Return (%) *                                           (14.98)++           (22.17)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                2.70 +              2.35 +
Ratio of expenses to average net assets before
  voluntary expense reimbursements (%) ***                     2.80 +              2.45 +
Ratio of net investment income (loss)
  to average net assets (%)                                   (1.94)+             (1.81)+
Ratio of net investment income (loss) to average net assets
  before voluntary expense reimbursements (%)***              (2.04)+             (1.90)+
Portfolio turnover rate (%)                                      24 ++               30
Net assets at end of period (000 omitted)                   $   610             $   608

(A)  Commenced operations September 13, 1999.
(B)  Per share data calculated utilizing average daily shares outstanding.
(C)  Commenced operations March 30, 2000.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 **  Represents less than $.005 of average daily shares outstanding.
*** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Note (2).

See Notes to Financial Statements.

Sentinel Common Stock Fund
Investment in Securities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                    Shares             Value
                                                                     (Note 1)
--------------------------------------------------------------------------------

  Common Stocks 96.9%
  Basic Materials 7.5%
  Alcan, Inc.                                        399,200     $  17,884,160
  Dow Chemical Co.                                   210,000         7,520,100
  Dupont (EI) de Nemours                             243,300        11,289,120
  Engelhard Corp.                                    520,500        14,449,080
  International Paper Co.                            565,000        21,611,250
  Martin Marietta Materials                          141,600         6,990,792
* Pactiv Corporation                                 347,100         4,772,625
  Rohm & Haas Co.                                    326,200        10,829,840
  Vulcan Materials Co.                               266,300        14,401,504
                                                                 -------------
                                                                   109,748,471
                                                                 -------------

  Capital Goods 9.9%
  Caterpillar, Inc.                                  276,600        14,980,656
  Deere & Co.                                        165,000         6,164,400
  Diebold, Inc.                                      235,000         7,186,300
  General Dynamics Corp.                             206,200        15,984,624
  General Electric Company                           345,000        16,905,000
  Goodrich (B.F.) Co.                                287,300        12,003,394
* Kemet Corp.                                        350,000         6,422,500
  Pall Corp.                                         600,700        13,876,170
  Parker-Hannifin Corp.                              165,700         8,004,967
* Quanta Services, Inc.                              230,000         7,792,400
  Raytheon Co.                                       650,000        19,350,500
  United Technologies Corp.                          194,800        16,228,788
                                                                 -------------
                                                                   144,899,699
                                                                 -------------

  Communication Services 8.6%
  Alltel Corp.                                       210,000        12,177,900
  AT & T Corporation                               1,000,000        21,170,000
  Bellsouth Corp.                                    435,000        17,935,050
  SBC Communications, Inc.                           310,000        13,345,500
  Sprint Corp. (Fon Group)                           625,000        12,693,750
  Verizon Communications                             658,800        36,135,180
* Worldcom, Inc.                                     725,000        12,934,000
                                                                 -------------
                                                                   126,391,380
                                                                 -------------

  Consumer Cyclicals 9.9%
  Darden Restaurants, Inc.                           190,000         5,301,000
  Ford Motor Co.                                     743,000        18,092,050
* Harrahs Entertainment, Inc.                        217,900         7,968,603
  Jones Apparel Group, Inc.                          170,800         7,549,360
  Limited, Inc.                                      380,800         6,207,040
  Marriott Int'l. - Class A                          150,000         7,104,000
  McGraw-Hill Cos.                                   399,600        25,630,344
  MGM Mirage                                         116,400         3,659,616
  Nordstrom, Inc.                                    278,700         5,164,311
  Omnicom Group, Inc.                                 79,600         7,409,168
  Ross Stores, Inc.                                  229,100         5,477,781
  Sony Corp. (ADR)                                   188,800        14,745,280
  TRW, Inc.                                          490,800        21,281,088
  Visteon Corp.                                      130,621         2,249,294
  Walt Disney Co.                                    218,800         6,918,456
                                                                 -------------
                                                                   144,757,391
                                                                 -------------

  Consumer Staples 4.2%
  Dial Corp.                                          62,600           867,010
  Kimberly-Clark Corp.                               410,000        24,784,500
  Philip Morris Cos., Inc.                           390,000        20,049,900
  Sara Lee Corp.                                     820,000        15,448,800
                                                                 -------------
                                                                    61,150,210
                                                                 -------------


  Energy 16.2%
  Burlington Resources, Inc.                         647,500        31,662,750
  Chevron Corp.                                      200,000        19,210,000
  Conoco, Inc. - Class B                             566,329        17,669,465
  EOG Resources, Inc.                                259,300        11,639,977
  Exxon Mobil Corp.                                  578,255        51,320,131
* Global Marine, Inc.                                393,300        10,088,145
  Halliburton Company                                491,700        22,982,058
  Ocean Energy, Inc.                                 950,000        18,050,000
  Royal Dutch Petroleum Co.                          303,100        18,483,038
  Santa Fe Int'l. Corp.                              365,600        13,483,328
  Schlumberger Ltd.                                  240,000        15,127,200
  Transocean Sedco Forex                             116,660         6,235,477
                                                                 -------------
                                                                   235,951,569
                                                                 -------------

  Financials 16.2%
  American Express Co.                               280,800        11,827,296
  American Int'l. Group                              338,000        27,378,000
  AON Corp.                                          440,000        15,400,000
  Bank of America Corp.                               75,000         4,443,750
  Bank of New York Co.                               528,600        28,866,846
  Bank One Corporation                               200,000         7,920,000
* Berkshire Hathaway, Inc. -
     Class A                                             410        28,167,000
  Chubb Corporation                                  150,000        11,302,500
  Citigroup, Inc.                                    675,066        34,597,132
  First Union Corp.                                  208,000         6,708,000
  Fleetboston Financial Corp.                        230,000         9,565,700
  Morgan Stanley Dean
     Witter & Co.                                    155,000        10,076,550
  US Bancorp                                         900,000        20,070,000
  Wells Fargo & Co.                                  425,000        20,009,000
                                                                 -------------
                                                                   236,331,774
                                                                 -------------

  Health Care 7.1%
  American Home
     Products Corp.                                  490,000        31,017,000
* Biogen, Inc.                                       120,000         7,237,200
* Boston Scientific Corp.                            550,000         9,526,000
  Bristol-Myers Squibb Co.                           130,000         7,051,200
  Eli Lilly & Co.                                    106,000         8,978,200
* Invitrogen Corp.                                    20,000         1,432,200
  Johnson & Johnson                                  146,400        14,193,480
* Quintiles Transnational
     Corp.                                           375,000         7,143,750
  Schering Plough Corp.                              175,000         7,341,250
* Watson Pharmaceuticals,
     Inc.                                            165,000         9,916,500
                                                                 -------------
                                                                   103,836,780
                                                                 -------------

  Technology 9.2%
* Agilent Technologies                               248,000         8,317,920
  Automatic Data Processing                          318,400        17,110,816
* BMC Software, Inc.                                 250,000         5,975,000
  Electronic Data
     Systems Corp.                                   210,700        12,905,375
  Hewlett-Packard Co.                                370,000        10,848,400
  Intel Corporation                                  200,000         5,402,000
  International Business
     Machines                                        150,000        16,770,000
* Lexmark Int'l., Inc. - Class A                     105,000         6,508,950
  Linear Technology                                   65,000         3,120,000
* LSI Logic Corp.                                    315,000         5,767,650
* Microsoft Corp.                                     97,100         6,717,378
* National Semiconductor
     Corp.                                           150,000         3,978,000
* Novellus Systems, Inc.                              90,000         4,311,000
* Palm, Inc.                                         180,000         1,013,400
* Teradyne, Inc.                                     259,000        10,321,150
  Texas Instruments, Inc.                            275,000         9,383,000
* Waters Corp.                                        95,000         4,719,600
* Wind River Systems, Inc.                            65,000         1,463,800
                                                                 -------------
                                                                   134,633,439
                                                                 -------------

  Transportation 1.6%
  Canadian National
     Railway Co.                                     275,400        11,054,556
  Union Pacific Corp.                                215,000        12,362,500
                                                                 -------------
                                                                    23,417,056
                                                                 -------------

  Utilities 6.5%
  Duke Energy Corp.                                  619,000        28,300,680
  El Paso Corp.                                      200,000        12,180,000
  Enron Corp.                                        185,000         9,788,350
  Keyspan Corp.                                      303,800        12,127,696
* NRG Energy, Inc.                                   417,800        12,254,074
  Reliant Energy, Inc.                               424,500        19,560,960
                                                                 -------------
                                                                    94,211,760
                                                                 -------------
  Total Common Stocks
     (Cost $942,759,253)                                         1,415,329,529
                                                                 -------------

--------------------------------------------------------------------------------
                     Principal Amount                        Value
                          (M=$1,000)                        (Note 1)
--------------------------------------------------------------------------------
  Corporate Short-Term Notes 2.5%
  General Electric Capital Corp.
     4.00%, 06/06/01                                 10,000M    $    9,994,445
  General Motors Acceptance Corp.
     4.01%, 06/11/01                                 12,000M        11,986,633
  Transamerica Financial Corp.
     4.04%, 06/12/01                                  2,573M         2,569,824
  TVA Discount Note
     3.87%, 06/01/01                                 11,350M        11,350,000
                                                                --------------
  Total Corporate Short-Term Notes
     (Cost $35,900,902)                                             35,900,902
                                                                --------------
  Total Investments
     (Cost $978,660,155)**                                       1,451,230,431

  Excess of Other Assets
     Over Liabilities 0.6%                                           9,305,171
                                                                --------------
  Net Assets                                                    $1,460,535,602
                                                                ==============

--------------------------------------------------------------------------------
 *   Non-income producing.
**   Also cost for federal income tax purposes.
     At May 31, 2001 unrealized appreciation for federal income tax purposes aggregated $472,570,276 of which $497,084,370 related to appreciated securities and $24,514,094 related to depreciated securities.
     (ADR) - American Depository Receipt

                                              See Notes to Financial Statements.

Sentinel Common Stock Fund
Statement of Assets and Liabilities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value ($ 978,660,155)                           $ 1,451,230,431
Cash and cash equivalents                                            1,967,150
Receivable for securities sold                                       5,341,040
Receivable for fund shares sold                                      1,367,772
Receivable for dividends and interest                                2,897,913
                                                               ---------------
      Total Assets                                               1,462,804,306
                                                               ---------------

Liabilities
Payable for fund shares repurchased                                    417,095
Accrued expenses                                                       146,189
Management fee payable                                                 685,251
Distribution fee payable (Class A Shares)                              794,719
Distribution fee payable (Class B Shares)                               93,670
Distribution fee payable (Class C Shares)                                6,214
Fund service fee payable                                               125,566
                                                               ---------------
      Total Liabilities                                              2,268,704
                                                               ---------------
Net Assets Applicable to Outstanding shares                    $ 1,460,535,602
                                                               ---------------

Net Asset Value and Offering Price per Share
      Class A Shares
$1,320,482,583/35,169,678 shares outstanding                   $         37.55
Sales Charge--5.00% of offering price                                     1.98
                                                               ---------------
Maximum Offering Price                                         $         39.53
                                                               ===============

      Class B Shares
$129,616,987/3,466,292 shares outstanding                      $         37.39
                                                               ===============

      Class C Shares
$10,436,032/278,567 shares outstanding                         $         37.46
                                                               ===============


Net Assets Represent
Capital stock at par value                                     $       389,145
Paid-in capital                                                    791,461,414
Accumulated undistributed net investment income                      1,263,987
Accumulated undistributed net realized gain
      on investments                                               194,850,780
Unrealized appreciation of investments                             472,570,276
                                                               ---------------
Net Assets                                                     $ 1,460,535,602
                                                               ===============

Sentinel Common Stock Fund
Statement of Operations
For the Six Months Ended May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                      $    11,085,669
Interest                                                             1,124,899
                                                               ---------------
      Total Income                                                  12,210,568
                                                               ---------------
Expenses:
Management advisory fee                                              3,940,021
Transfer agent fees                                                    731,065
Custodian fees                                                         100,477
Distribution expense (Class A Shares)                                1,925,798
Distribution expense (Class B Shares)                                  635,425
Distribution expense (Class C Shares)                                   42,532
Accounting services                                                    229,415
Auditing fees                                                           33,725
Legal fees                                                              21,600
Reports and notices to shareholders                                     30,750
Registration and filing fees                                            33,536
Directors' fees and expenses                                            76,796
Other                                                                   13,385
                                                               ---------------
      Total Expenses                                                 7,814,525
      Expense Offset                                                   (75,752)
                                                               ---------------
      Net Expenses                                                   7,738,773
                                                               ---------------
Net Investment Income                                                4,471,795
                                                               ---------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                          194,850,589
Net change in unrealized appreciation (depreciation)              (123,718,945)
                                                               ---------------
Net Realized and Unrealized Gain on Investments                     71,131,644
                                                               ---------------
Net Increase in Net Assets from Operations                     $    75,603,439
                                                               ===============

See Notes to Financial Statements.
36

Sentinel Common Stock Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           Six Months
                                                                Ended              Year
                                                              5/31/01             Ended
                                                           (Unaudited)         11/30/00
                                                       --------------    --------------
Increase in Net Assets from Operations
Net investment income                                  $    4,471,795    $   10,184,801
Net realized gain on sales of investments                 194,850,589       192,198,969
Net change in unrealized appreciation (depreciation)     (123,718,945)     (139,368,855)
                                                       --------------    --------------
Net increase in net assets from operations                 75,603,439        63,014,915
                                                       --------------    --------------

Distributions to Shareholders
From net investment income
      Class A Shares                                       (4,936,443)      (10,583,719)
      Class B Shares                                           (9,115)          (76,189)
      Class C Shares                                             (312)               --
From net realized gain on investments
      Class A Shares                                     (174,605,224)     (114,593,000)
      Class B Shares                                      (16,735,334)      (11,148,358)
      Class C Shares                                         (858,245)         (535,304)
                                                       --------------    --------------
Total distributions to shareholders                      (197,144,673)     (136,936,570)
                                                       --------------    --------------

From Capital Share Transactions
Net proceeds from sales of shares
      Class A Shares                                      105,337,858       155,948,309
      Class B Shares                                       10,484,465        16,621,442
      Class C Shares                                       27,639,381        63,186,319
Net asset value of shares in reinvestment
      of dividends and distributions
      Class A Shares                                      147,107,556       103,757,626
      Class B Shares                                       16,532,909        11,050,844
      Class C Shares                                          854,006           532,712
                                                       --------------    --------------
                                                          307,956,175       351,097,252
Less: Payments for shares reacquired
      Class A Shares                                     (135,369,111)     (418,275,255)
      Class B Shares                                      (12,237,018)      (44,651,846)
      Class C Shares                                      (23,109,835)      (64,991,097)
                                                       --------------    --------------

Increase (decrease) in net assets from capital
      share transactions                                  137,240,211      (176,820,946)
                                                       --------------    --------------
Total Increase (Decrease) in Net Assets for period         15,698,977      (250,742,601)
Net Assets: Beginning of period                         1,444,836,625     1,695,579,226
                                                       --------------    --------------
Net Assets: End of period                              $1,460,535,602    $1,444,836,625
                                                       ==============    ==============

Undistributed Net Investment Income
      at End of Period                                 $    1,263,987    $    1,738,062
                                                       ==============    ==============

See Notes to Financial Statements.

Sentinel Common Stock Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------


                                                  Six Months
                                           Ended 5/31/01 (C)      Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
Class A Shares                                   (Unaudited)    11/30/00 (C)      11/30/99      11/30/98      11/30/97     11/30/96
                                               --------------  --------------  ------------  ------------  ------------ ------------

Net asset value at beginning of period            $    41.22      $    42.91    $    44.56    $    44.09    $    40.60   $    35.21
                                               --------------  --------------  ------------  ------------  ------------ ------------


Income (Loss) from Investment Operations
Net investment income (loss)                            0.14            0.30          0.37          0.42          0.57         0.59
Net realized and unrealized gain (loss)
  on investments                                        1.85            1.54          2.17          5.19          7.03         8.18
                                               --------------  --------------  ------------  ------------  ------------ ------------

Total from investment operations                        1.99            1.84          2.54          5.61          7.60         8.77
                                               --------------  --------------  ------------  ------------  ------------ ------------

Less Distributions
Dividends from net investment income                    0.15            0.31          0.38          0.45          0.57         0.61
Distributions from realized gains
  on investments                                        5.51            3.22          3.81          4.69          3.54         2.77
                                               --------------  --------------  ------------  ------------  ------------ ------------

Total Distributions                                     5.66            3.53          4.19          5.14          4.11         3.38
                                               --------------  --------------  ------------  ------------  ------------ ------------

Net asset value at end of period                  $    37.55      $    41.22    $    42.91    $    44.56    $    44.09   $    40.60
                                               ==============  ==============  ============  ============  ============ ============

Total Return (%) *                                      5.48 ++         4.80          5.96         14.31         20.85        27.16

Ratios/Supplemental Data
Ratio of net expenses to average
  net assets (%)                                        1.01 +          1.03          1.00          1.02          1.05         1.07
Ratio of net investment income (loss)
      to average net assets (%)                         0.70 +          0.75          0.85          0.98          1.41         1.64
Portfolio turnover rate (%)                               40 ++           52            37            28            24           22
Net assets at end of period (000 omitted)         $1,320,483      $1,313,790    $1,538,671    $1,610,630    $1,509,999   $1,306,592

(A)  Commenced operations April 1, 1996.
(B)  Commenced operations May 4, 1998.
(C)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 **  Represents less than $.005 of average daily shares outstanding.

See Notes to Financial Statements.

Sentinel Common Stock Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                        Six Months
                                                 Ended 5/31/01 (C)      Year Ended      Year Ended      Year Ended      Year Ended
Class B Shares                                         (Unaudited)    11/30/00 (C)    11/30/99 (C)    11/30/98 (C)    11/30/97 (C)
                                                     --------------  --------------  --------------  --------------  --------------
Net asset value at beginning of period                   $  41.08         $  42.82         $ 44.47         $ 44.03         $ 40.57
                                                     --------------  --------------  --------------  --------------  --------------
Income (Loss) from Investment Operations
Net investment income (loss)                                (0.02)           (0.03)           0.03            0.07            0.27
Net realized and unrealized gain (loss) on investments       1.84             1.53            2.18            5.19            6.99
                                                     --------------  --------------  --------------  --------------  --------------
Total from investment operations                             1.82             1.50            2.21            5.26            7.26
                                                     --------------  --------------  --------------  --------------  --------------
Less Distributions
Dividends from net investment income                         0.00**           0.02            0.05            0.13            0.26
Distributions from realized gains on investments             5.51             3.22            3.81            4.69            3.54
                                                     --------------  --------------  --------------  --------------  --------------
Total Distributions                                          5.51             3.24            3.86            4.82            3.80
                                                     --------------  --------------  --------------  --------------  --------------
Net asset value at end of period                         $  37.39         $  41.08        $  42.82        $  44.47         $ 44.03
                                                     ==============  ==============  ==============  ==============  ==============

Total Return (%) *                                           5.02 ++          3.94            5.14           13.38           19.89

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)              1.83 +           1.86            1.81            1.81            1.80
Ratio of net investment income (loss)
      to average net assets (%)                             (0.12)+          (0.08)           0.05            0.19            0.66
Portfolio turnover rate (%)                                    40 ++            52              37              28              24
Net assets at end of period (000 omitted)                $129,617         $125,430        $149,586        $129,966         $77,299

                                                     Eight Months
                                                            Ended
Class B Shares                                    11/30/96 (A)(C)
                                                  ----------------
Net asset value at beginning of period                    $ 35.43
                                                  ----------------
Income (Loss) from Investment Operations
Net investment income (loss)                                 0.22
Net realized and unrealized gain (loss) on investments       5.05
                                                  ----------------
Total from investment operations                             5.27
                                                  ----------------
Less Distributions
Dividends from net investment income                         0.13
Distributions from realized gains on investments               --
                                                  ----------------
Total Distributions                                          0.13
                                                  ----------------
Net asset value at end of period                          $ 40.57
                                                  ================

Total Return (%) *                                          14.90 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)              1.92 +
Ratio of net investment income (loss)
      to average net assets (%)                              0.80 +
Portfolio turnover rate (%)                                    22
Net assets at end of period (000 omitted)                 $27,257

(A)  Commenced operations April 1, 1996.
(B)  Commenced operations May 4, 1998.
(C)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 **  Represents less than $.005 of average daily shares outstanding.

See Notes to Financial Statements.

Sentinel Common Stock Fund Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

----------------------------------------------------------------------------------------------------------------------------
                                                         Six Months                                           Period from
                                                  Ended 5/31/01 (C)       Year Ended       Year Ended     9/13/98 through
Class C Shares                                          (Unaudited)     11/30/00 (C)     11/30/99 (C)     11/30/98 (B)(C)
                                                     --------------   --------------   --------------      --------------
Net asset value at beginning of period                      $ 41.16           $42.90           $44.55              $45.23
                                                     --------------   --------------   --------------      --------------
Income (Loss) from Investment Operations
Net investment income (loss)                                  (0.01)           (0.04)           (0.03)               0.06
Net realized and unrealized gain (loss) on investments         1.82             1.52             2.20               (0.71)
                                                     --------------   --------------   --------------      --------------
Total from investment operations                               1.81             1.48             2.17               (0.65)
                                                     --------------   --------------   --------------      --------------
Less Distributions
Dividends from net investment income                           0.00**             --             0.01                0.03
Distributions from realized gains on investments               5.51             3.22             3.81                  --
                                                     --------------   --------------   --------------      --------------
Total Distributions                                            5.51             3.22             3.82                0.03
                                                     --------------   --------------   --------------      --------------
Net asset value at end of period                            $ 37.46           $41.16           $42.90               44.55
                                                     ==============   ==============   ==============      ==============
Total Return (%) *                                             4.98++           3.87             5.03               (1.43)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                1.89+            1.93             1.90                1.92+
Ratio of net investment income (loss)
 to average net assets (%)                                    (0.10)+          (0.11)           (0.04)               0.08+
Portfolio turnover rate (%)                                      40++             52               37                  28
Net assets at end of period (000 omitted)                   $10,436           $5,616           $7,323              $5,358



(A)  Commenced operations April 1, 1996.
(B)  Commenced operations May 4, 1998.
(C)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 **  Represents less than $.005 of average daily shares outstanding.



See Notes to Financial Statements.
40

Sentinel Balanced Fund
Investment in Securities
at May 31, 2001 (Unaudited)
-------------------------------------------------------------------------
                                           Principal Amount    Value
                                              (M=$1,000)      (Note 1)
-------------------------------------------------------------------------
U.S. Government Obligations 22.9%
U.S. Treasury Obligations 4.5%
10-Year:
 Note 5%, '11                                   7,000M       $ 6,790,490
                                                           -------------
30-Year:
 Bond 5.375%, '31                               6,500M         6,135,350
                                                           -------------
Total U.S. Treasury Obligations                               12,925,840
                                                           -------------
U.S. Government Agency Obligations 18.4%
Federal Home Loan Mortgage Corporation 6.6%
Agency Discount Notes:
 3.85%, 08/09/01                                3,500M         3,474,173
 3.89%, 08/10/01                                5,000M         4,962,180
                                                           -------------
                                                               8,436,353
                                                           -------------
Collateralized Mortgage Obligations:
 FHR 2230 VB 8%, '16                            5,716M         5,975,925
 FHR 1761 J 8.5%, '24                           2,000M         2,105,920
                                                           -------------
                                                               8,081,845
                                                           -------------
Mortgage-Backed Securities:
15-Year:
 9%, '05                                          578M           602,969
 9.5%, '06                                        478M           503,761
                                                           -------------
                                                               1,106,730
                                                           -------------
30-Year:
 7.5%, '19                                      1,354M         1,402,391
                                                           -------------
Total Federal Home
 Loan Mortgage Corporation                                    19,027,319
                                                           -------------
Federal National Mortgage Association 7.0%
Mortgage-Backed Securities:
15-Year:
 9%, '06                                          628M           658,224
 10.5%, '12                                       141M           156,725
 6.5%, '16                                      3,937M         3,964,172
                                                           -------------
                                                               4,779,121
                                                           -------------
30-Year:
 10.25%, '17                                      525M           579,470
 7.5%, '20                                      3,234M         3,316,452
 8%, '23                                        1,113M         1,170,169
 8%, '27                                          772M           811,251
 8%, '27                                        1,240M         1,302,318
 7.5%, '28                                      1,198M         1,232,331
 8%, '28                                          412M           432,752
 6%, '29                                          452M           438,957
 7%, '29                                        2,365M         2,388,689
 7%, '29                                        1,916M         1,939,126
 9%, '29                                        1,008M         1,059,212
 8%, '30                                          622M           644,937
                                                           -------------
                                                              15,315,664
                                                           -------------
Total Federal National
Mortgage Association                                          20,094,785
                                                           -------------
Government National Mortgage Association 4.8%
Mortgage-Backed Securities:
15-year:
 7%, '12                                        2,250M         2,324,146
 7%, '13                                        4,817M         4,963,705
 7.5%, '14                                        773M           803,426
 8%, '15                                          734M           765,395
                                                           -------------
                                                               8,856,672
                                                           -------------
30-Year:
 9%, '09                                           23M            24,234
 7%, '28                                        2,233M         2,262,762
 7%, '28                                        2,405M         2,477,042
                                                           -------------
                                                               4,764,038
                                                           -------------
Total Government National
 Mortgage Associaton                                          13,620,710
                                                           -------------
Total U.S. Government
 Agency Obligations                                           52,742,814
                                                           -------------
Total U.S. Government Obligations
 (Cost $65,713,243)                                           65,668,654
                                                           -------------

Collateralized Mortgage
 Obligations 0.7%
WFMBS 2000-13 7.5%, '30
 (Cost $2,028,125)                              2,000M         2,047,600
                                                           -------------
Bonds 15.0%
Computer Products & Services 1.5%
IBM Corporation
 6.5%, '28                                      3,000M         2,793,750
Sun Microsystems, Inc.
 7%, '02                                        1,500M         1,522,500
                                                           -------------
                                                               4,316,250
                                                           -------------
Consumer Products & Services 3.6%
Anheuser-Busch
 7.55%, '30                                     3,500M         3,775,625
Comcast Cable Communications
 6.875%, '09                                    2,000M         2,022,500
Service Corp.
 6.75%, '01                                     4,524M         4,524,000
                                                           -------------
                                                              10,322,125
                                                           -------------
Energy 0.4%
Kinder Morgan, Inc.
 6.45%, '03                                     1,000M         1,013,750
                                                           -------------
Financial Institutions 2.5%
John Deere BV
 5.875%, '06                                    3,250M         3,201,250
Manufacturers & Traders
 7%, '05                                        4,000M         4,085,000
                                                           -------------
                                                               7,286,250
                                                           -------------
Foreign Utilities-Telephone 1.5%
British Telecommunicatons
 8.625%, '30                                    2,000M         2,170,000
Vodafone Airtouch plc
 7.75%, '10                                     2,000M         2,117,500
                                                           -------------
                                                               4,287,500
                                                           -------------
Manufacturing 1.4% FMC Corp.
 7.125%, '02                                    4,000M         4,075,000
                                                           -------------
Railroads 1.0%
Norfolk Southern Corp.
 7.25%, '31                                     1,000M           962,500
Union Pacific Corp.
 6.7%, '06                                      2,000M         2,022,500
                                                           -------------
                                                               2,985,000
                                                           -------------
Real Estate Investment Trusts 0.3%
Simon Debartolo
 6.625%, '03                                    1,000M         1,005,000
                                                           -------------
Telecommunications 2.8%
A T & T Wireless Services
 7.875%, '11 (a)                                1,500M         1,516,875
Indiana Bell
 4.75%, '05                                     2,500M         2,353,125
MCI Worldcom, Inc.
 6.4%, '05                                      2,000M         1,972,500
Qwest Corporation
 7.625%, '03                                    2,000M         2,080,000
                                                           -------------
                                                               7,922,500
                                                           -------------
Total Bonds
 (Cost $42,038,873)                                           43,213,375
                                                           -------------


                                                                     (continued)

Sentinel Balanced Fund
Investment in Securities (cont'd.)
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                      Shares          Value
                                                                     (Note 1)
--------------------------------------------------------------------------------
  Common Stocks 63.3%
  Basic Materials 4.7%
  Alcan, Inc.                                         48,100    $    2,154,880
  Dow Chemical Co.                                    21,600           773,496
  Dupont (EI) de Nemours                              27,800         1,289,920
  Engelhard Corp.                                     62,300         1,729,448
  International Paper Co.                             63,000         2,409,750
  Martin Marietta Materials                           17,400           859,038
* Pactiv Corporation                                  88,000         1,210,000
  Rohm & Haas Co.                                     36,700         1,218,440
  Vulcan Materials Co.                                31,850         1,722,448
                                                                --------------
                                                                    13,367,420
                                                                --------------
  Capital Goods 6.8%
  Caterpillar, Inc.                                   24,600         1,332,336
  Deere & Co.                                         19,700           735,992
  Diebold, Inc.                                       30,000           917,400
  General Dynamics Corp.                              23,100         1,790,712
  General Electric Company                            40,000         1,960,000
  Goodrich (B.F.) Co.                                 37,400         1,562,572
* Kemet Corp.                                         75,000         1,376,250
  Pall Corp.                                          96,600         2,231,460
  Parker-Hannifin Corp.                               18,400           888,904
* Quanta Services, Inc.                               45,000         1,524,600
* Raytheon Co.                                        80,000         2,381,600
  Tyco International Ltd.                              7,200           413,640
  United Technologies Corp.                           30,500         2,540,955
                                                                --------------
                                                                    19,656,421
                                                                --------------
  Communication Services 6.4%
  Alltel Corp.                                        45,000         2,609,550
  AT & T Corporation                                 150,000         3,175,500
  Bellsouth Corp.                                     55,000         2,267,650
  SBC Communications, Inc.                            50,000         2,152,500
  Sprint Corp. (Fon Group)                            90,000         1,827,900
  Verizon Communications                              85,400         4,684,190
* Worldcom, Inc.                                     100,000         1,784,000
                                                                --------------
                                                                    18,501,290
                                                                --------------
  Consumer Cyclicals 6.4%
  Darden Restaurants, Inc.                            34,600           965,340
  Ford Motor Co.                                      71,000         1,728,850
* Harrahs Entertainment, Inc.                         38,000         1,389,660
* Jones Apparel Group, Inc.                           33,000         1,458,600
  Limited, Inc.                                       46,100           751,430
  Marriott Int'l. - Class A                           20,000           947,200
  McGraw-Hill Cos.                                    44,300         2,841,402
  MGM Mirage                                          16,900           531,336
  Nordstrom, Inc.                                     33,600           622,608
  Omnicom Group, Inc.                                  9,000           837,720
  Ross Stores, Inc.                                   57,600         1,377,216
  Sony Corp. (ADR)                                    22,900         1,788,490
  TRW, Inc.                                           41,100         1,782,096
  Visteon Corp.                                       17,565           302,470
  Walt Disney Co.                                     37,800         1,195,236
                                                                --------------
                                                                    18,519,654
                                                                --------------
  Consumer Staples 0.8%
  Dial Corp.                                          18,800           260,380
  Kimberly-Clark Corp.                                27,000         1,632,150
  Proctor & Gamble                                     5,300           340,472
                                                                --------------
                                                                     2,233,002
                                                                --------------

  Energy 9.0%
  Burlington Resources, Inc.                          79,100         3,867,990
  Chevron Corp.                                       20,000         1,921,000
  Conoco, Inc. - Class B                              68,889         2,149,337
  EOG Resources, Inc.                                 31,900         1,431,991
  Exxon Mobil Corp.                                   58,199         5,165,161
* Global Marine, Inc.                                 44,500         1,141,425
  Halliburton Company                                 59,000         2,757,660
  Ocean Energy, Inc.                                 105,000         1,995,000
  Royal Dutch Petroleum Co.                           30,500         1,859,890
  Santa Fe Int'l. Corp.                               40,600         1,497,328
  Schlumberger Ltd.                                   22,300         1,405,569
  Transocean Sedco Forex                              13,976           747,017
                                                                --------------
                                                                    25,939,368
                                                                --------------
  Financials 10.4%
  American Express Co.                                30,400         1,280,448
  American Int'l. Group                               36,710         2,973,510
  AON Corp.                                           50,000         1,750,000
  Bank of America Corp.                               10,000           592,500
  Bank of New York Co.                                57,600         3,145,536
  Bank One Corporation                                40,000         1,584,000
* Berkshire Hathaway, Inc. -
     Class A                                              45         3,091,500
  Chubb Corporation                                   16,000         1,205,600
  Citigroup, Inc.                                     77,200         3,956,500
  First Union Corp.                                   42,000         1,354,500
  Fleetboston Financial Corp.                         47,000         1,954,730
  J.P. Morgan Chase & Co.                              7,000           344,050
  Morgan Stanley Dean
     Witter & Co.                                     28,000         1,820,280
  US Bancorp                                         110,000         2,453,000
  Wells Fargo & Co.                                   48,000         2,259,840
                                                                --------------
                                                                    29,765,994
                                                                --------------
  Health Care 5.4%
  American Home
     Products Corp.                                   56,200         3,557,460
* Biogen, Inc.                                        20,000         1,206,200
* Boston Scientific Corp.                             70,000         1,212,400
  Bristol-Myers Squibb Co.                            30,000         1,627,200
* CuraGen Corporation                                  8,000           300,800
  Eli Lilly & Co.                                     17,500         1,482,250
* Invitrogen Corp.                                     3,000           214,830
  Johnson & Johnson                                   16,800         1,628,760
* Quintiles Transnational Corp.                       60,000         1,143,000
  Schering Plough Corp.                               30,000         1,258,500
* Watson Pharmaceuticals, Inc.                        31,500         1,893,150
                                                                --------------
                                                                    15,524,550
                                                                --------------
  Technology 8.5%
* Agilent Technologies                                42,400         1,422,096
* Analog Devices, Inc.                                10,000           445,500
  Automatic Data Processing                           38,800         2,085,112
* BMC Software, Inc.                                  54,000         1,290,600
  Electronic Data Systems Corp.                       20,400         1,249,500
  Hewlett-Packard Co.                                 94,000         2,756,080
  Intel Corporation                                   26,000           702,260
  International Business
     Machines                                         20,000         2,236,000
* KLA - Tencor Corp.                                  21,500         1,109,830

* Lexmark Int'l., Inc. - Class A                      15,000           929,850
  Linear Technology                                   15,800           758,400
* LSI Logic Corp.                                     75,000         1,373,250
* Microsoft Corp.                                     16,600         1,148,388
* National Semiconductor Corp.                        25,000           663,000
  Nortel Networks Corp.                               12,700           169,291
* Novellus Systems, Inc.                              20,000           958,000
* Palm, Inc.                                          60,000           337,800
* Teradyne, Inc.                                      55,500         2,211,675
  Texas Instruments, Inc.                             37,000         1,262,440
* Waters Corp.                                        11,500           571,320
* Wind River Systems, Inc.                            30,000           675,600
                                                                --------------
                                                                    24,355,992
                                                                --------------
  Transportation 1.1%
  Canadian National
     Railway Co.                                      43,100         1,730,034
  Union Pacific Corp.                                 26,900         1,546,750
                                                                --------------
                                                                     3,276,784
                                                                --------------
  Utilities 3.8%
  Duke Energy Corp.                                   75,000         3,429,000
  El Paso Corp.                                       25,000         1,522,500
  Enron Corp.                                         20,000         1,058,200
  Keyspan Corp.                                       27,800         1,109,776
* NRG Energy, Inc.                                    50,600         1,484,098
  Reliant Energy, Inc.                                47,500         2,188,800
                                                                --------------
                                                                    10,792,374
                                                                --------------
  Total Common Stocks
     (Cost $132,559,878)                                           181,932,849
                                                                --------------


--------------------------------------------------------------------------------
                                                Principal Amount      Value
                                                   (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------
  Corporate Short-Term Notes 3.1%
  American Express
     4.05%, 06/01/01
     (Cost $9,000,000)                                9,000M         9,000,000
                                                                --------------
  Total Investments
     (Cost $251,340,119)**                                         301,862,478

  Excess of Liabilities
     Over Other Assets (5.0%)                                      (14,395,826)
                                                                --------------
  Net Assets                                                    $  287,466,652
                                                                ==============

--------------------------------------------------------------------------------
(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At May 31, 2001, the market value of rule 144A securities amounted to $1,516,875 or 0.5% of net assets.
  *  Non-income producing.
 ** Cost for federal income tax purposes is substantially similar. At May 31, 2001 net unrealized appreciation for federal income tax purposes aggregated $50,522,359 of which $55,541,556 related to appreciated securities and $5,019,197 related to depreciated securities.
     (ADR) - American Depository Receipt

                                              See Notes to Financial Statements.
42

Sentinel Balanced Fund
Statement of Assets and Liabilities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $251,340,119)                         $ 301,862,478
Cash and cash equivalents                                              961,324
Receivable for securities sold                                       6,617,864
Receivable for fund shares sold                                        545,823
Receivable for dividends and interest                                1,425,535
                                                                 -------------
           Total Assets                                            311,413,024
                                                                 -------------

Liabilities
Payable for securities purchased                                    23,514,170
Payable for fund shares repurchased                                     74,026
Accrued expenses                                                        66,390
Management fee payable                                                 148,003
Distribution fee payable (Class A Shares)                               70,939
Distribution fee payable (Class B Shares)                               34,997
Distribution fee payable (Class C Shares)                                3,759
Distribution fee payable (Class D Shares)                                1,953
Fund service fee payable                                                32,135
                                                                 -------------
           Total Liabilities                                        23,946,372
                                                                 -------------
Net Assets Applicable to Outstanding Shares                      $ 287,466,652
                                                                 =============
Net Asset Value and Offering Price per Share
           Class A Shares
$232,882,778 / 13,166,567 shares outstanding                     $       17.69
Sales Charge -- 5.00% of offering price                                   0.93
                                                                 -------------
Maximum Offering Price                                           $       18.62
                                                                 =============

           Class B Shares
$47,554,443 / 2,682,705 shares outstanding                       $       17.73
                                                                 =============
      Class C Shares
$3,951,708 / 223,450 shares outstanding                          $       17.68
                                                                 =============
      Class D Shares
$3,077,723 / 174,611 shares outstanding                          $       17.63
                                                                 =============

Net Assets Represent
Capital stock at par value                                       $     162,473
Paid-in capital                                                    214,354,902
Accumulated undistributed net investment income                        841,240
Accumulated undistributed net realized gain
           on investments                                           21,585,678
Unrealized appreciation of investments                              50,522,359
                                                                 -------------
Net Assets                                                       $ 287,466,652
                                                                 =============


Sentinel Balanced Fund
Statement of Operations
For the Six Months Ended May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                        $   1,144,740
Interest                                                             4,552,986
                                                                 -------------
      Total Income                                                   5,697,726
                                                                 -------------
Expenses:
Management advisory fee                                                853,909
Transfer agent fees                                                    185,100
Custodian fees                                                          45,793
Distribution expense (Class A Shares)                                  346,338
Distribution expense (Class B Shares)                                  230,952
Distribution expense (Class C Shares)                                   18,656
Distribution expense (Class D Shares)                                    8,983
Accounting services                                                     45,410
Auditing fees                                                           14,225
Legal fees                                                               6,110
Reports and notices to shareholders                                     24,350
Registration and filing fees                                            28,451
Directors' fees and expenses                                            15,224
Other                                                                    9,808
                                                                 -------------
      Total Expenses                                                 1,833,309
      Expense Offset                                                   (44,268)
                                                                 -------------
      Net Expenses                                                   1,789,041
                                                                 -------------
Net Investment Income                                                3,908,685
                                                                 -------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                           21,584,706
Net change in unrealized appreciation (depreciation)               (11,079,228)
                                                                 -------------
Net Realized and Unrealized Gain on Investments                     10,505,478
                                                                 -------------
Net Increase in Net Assets from Operations                       $  14,414,163
                                                                 =============



See Notes to Financial Statements.

Sentinel Balanced Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------
                                                      Six Months           Year
                                                           Ended          Ended
                                                         5/31/01       11/30/00
                                                      (Unaudited)
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                                $  3,908,685  $  9,689,912
Net realized gain on sales of investments              21,584,706    23,948,543
Net change in unrealized appreciation (depreciation)  (11,079,228)  (20,542,442)
                                                     ------------  ------------
Net increase in net assets from operations             14,414,163    13,096,013
                                                     ------------  ------------

Distributions to Shareholders
From net investment income
      Class A Shares                                   (3,702,430)   (8,642,532)
      Class B Shares                                     (563,721)   (1,196,465)
      Class C Shares                                      (37,973)      (65,948)
      Class D Shares                                      (22,836)      (30,481)
From net realized gain on investments
      Class A Shares                                  (19,674,131)  (14,368,418)
      Class B Shares                                   (3,854,653)   (2,513,314)
      Class C Shares                                     (253,980)     (163,958)
      Class D Shares                                     (171,806)      (57,969)
                                                     ------------  ------------
Total distributions to shareholders                   (28,281,530)  (27,039,085)
                                                     ------------  ------------

From Capital Share Transactions
Net proceeds from sales of shares
      Class A Shares                                   10,406,803    13,900,473
      Class B Shares                                    5,029,409     6,391,075
      Class C Shares                                    2,280,307     1,421,140
      Class D Shares                                    1,111,991     1,189,472
Net asset value of shares in reinvestment
      of dividends and distributions
      Class A Shares                                   21,818,370    21,041,761
      Class B Shares                                    4,236,619     3,536,353
      Class C Shares                                      287,436       223,572
      Class D Shares                                      194,634        88,451
                                                     ------------  ------------
                                                       45,365,569    47,792,297
                                                     ------------  ------------
Less: Payments for shares reacquired
      Class A Shares                                  (19,743,396)  (88,384,140)
      Class B Shares                                   (5,086,319)  (14,345,024)
      Class C Shares                                   (1,600,118)   (1,805,860)
      Class D Shares                                     (123,396)     (393,434)
                                                     ------------  ------------
Increase (decrease) in net assets from capital
      share transactions                               18,812,340   (57,136,161)
                                                     ------------  ------------
Total Increase (Decrease) in Net Assets for period      4,944,973   (71,079,233)
Net Assets: Beginning of period                       282,521,679   353,600,912
                                                     ------------  ------------
Net Assets: End of period                            $287,466,652  $282,521,679
                                                     ============  ============

Undistributed Net Investment Income
      at End of Period                               $    841,240 $  1,260,599
                                                     ============  ============



See Notes to Financial Statements.
44

Sentinel Balanced Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

------------------------------------------------------------------------------------------------------------------------------------

                                                      Six Months
                                               Ended 5/31/01 (D)     Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
Class A Shares                                       (Unaudited)   11/30/00 (D)     11/30/99     11/30/98     11/30/97     11/30/96
                                                   -------------- -------------- ------------ ------------ ------------ ------------

Net asset value at beginning of period                $   18.67       $  19.38     $  20.88     $  20.29     $  18.55     $  16.84
                                                   -------------- -------------- ------------ ------------ ------------ ------------


Income (Loss) from Investment Operations
Net investment income                                      0.27           0.61         0.55         0.54         0.56         0.54
Net realized and unrealized gain (loss) on investments     0.63           0.25        (0.03)        1.76         2.18         2.13
                                                   -------------- -------------- ------------ ------------ ------------ ------------

Total from investment operations                           0.90           0.86         0.52         2.30         2.74         2.67
                                                   -------------- -------------- ------------ ------------ ------------ ------------


Less Distributions
Dividends from net investment income                       0.29           0.62         0.54         0.55         0.55         0.54
Distributions from realized gains on investments           1.59           0.95         1.48         1.16         0.45         0.42
                                                   -------------- -------------- ------------ ------------ ------------ ------------

Total Distributions                                        1.88           1.57         2.02         1.71         1.00         0.96
                                                   -------------- -------------- ------------ ------------ ------------ ------------

Net asset value at end of period                      $   17.69       $  18.67     $  19.38     $  20.88     $  20.29     $  18.55
                                                   ============== ============== ============ ============ ============ ============

Total Return (%) *                                         5.27++         4.82         2.56        12.19        15.43        16.58

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)            1.14+          1.13         1.12         1.13         1.17         1.22
Ratio of net investment income to average net assets (%)   2.91+          3.29         2.73         2.69         2.93         3.13
Portfolio turnover rate (%)                                  74++          127          110           81           63           83
Net assets at end of period (000 omitted)             $ 232,883       $231,855     $297,027     $330,067     $314,948     $297,288




(A)  Commenced operations April 1, 1996.
(B)  Commenced operations May 4, 1998.
(C)  Commenced operations January 4, 1999.
(D)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

Sentinel Balanced Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

-----------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                 Ended 5/31/01 (D)      Year Ended      Year Ended      Year Ended      Year Ended
Class B Shares                                         (Unaudited)    11/30/00 (D)    11/30/99 (D)    11/30/98 (D)    11/30/97 (D)
                                                     --------------  --------------  --------------  --------------  --------------
Net asset value at beginning of period                     $ 18.70         $ 19.41         $ 20.91         $ 20.32         $ 18.58
                                                     --------------  --------------  --------------  --------------  --------------

Income (Loss) from Investment Operations
Net investment income                                         0.19            0.47            0.39            0.38            0.42
Net realized and unrealized gain (loss) on investments        0.65            0.25           (0.02)           1.77            2.18
                                                     --------------  --------------  --------------  --------------  --------------
Total from investment operations                              0.84            0.72            0.37            2.15            2.60
                                                     --------------  --------------  --------------  --------------  --------------

Less Distributions
Dividends from net investment income                          0.22            0.48            0.39            0.40            0.41
Distributions from realized gains on investments              1.59            0.95            1.48            1.16            0.45
                                                     --------------  --------------  --------------  --------------  --------------
Total Distributions                                           1.81            1.43            1.87            1.56            0.86
                                                     --------------  --------------  --------------  --------------  --------------
Net asset value at end of period                           $ 17.73         $ 18.70         $ 19.41         $ 20.91         $ 20.32
                                                     ==============  ==============  ==============  ==============  ==============
Total Return (%) *                                            4.91++          3.99            1.79           11.34           14.57

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)               1.92+           1.91            1.87            1.90            1.89
Ratio of net investment income to average net assets (%)      2.14+           2.52            2.00            1.91            2.21
Portfolio turnover rate (%)                                     74++           127             110              81              63
Net assets at end of period (000 omitted)                  $47,554         $45,617         $52,086         $46,946         $26,593

                                                      Eight Months
                                                             Ended
Class B Shares                                     11/30/96 (A)(D)
                                                  ----------------
Net asset value at beginning of period                     $ 17.09
                                                  ----------------


Income (Loss) from Investment Operations
Net investment income                                         0.26
Net realized and unrealized gain (loss) on investments        1.37
                                                  ----------------
Total from investment operations                              1.63
                                                  ----------------
Less Distributions
Dividends from net investment income                          0.14
Distributions from realized gains on investments                --
                                                  ----------------
Total Distributions                                           0.14
                                                  ----------------
Net asset value at end of period                           $ 18.58
                                                  ================
Total Return (%) *                                            9.58++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)               2.13+
Ratio of net investment income to average net assets (%)      2.21+
Portfolio turnover rate (%)                                     83
Net assets at end of period (000 omitted)                  $10,948




(A)  Commenced operations April 1, 1996.
(B)  Commenced operations May 4, 1998.
(C)  Commenced operations January 4, 1999.
(D)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.


See Notes to Financial Statements.
46

Sentinel Balanced Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                         Six Months                                           Period from
                                                  Ended 5/31/01 (D)       Year Ended       Year Ended      5/4/98 through
Class C Shares                                          (Unaudited)     11/30/00 (D)     11/30/99 (D)     11/30/98 (B)(D)
                                                   ----------------     ------------     ------------     ---------------
Net asset value at beginning of period                       $18.68           $19.39           $20.90              $20.87
                                                   ----------------     ------------     ------------     ---------------
Income (Loss) from Investment Operations
Net investment income                                          0.20             0.41             0.32                0.20
Net realized and unrealized gain
 (loss) on investments                                         0.61             0.23            (0.03)              (0.01)
                                                   ----------------     ------------     ------------     ---------------
Total from investment operations                               0.81             0.64             0.29                0.19
                                                   ---------------      -----------      ------------     ---------------

Less Distributions
Dividends from net investment income                           0.22             0.40             0.32                0.16
Distributions from realized gains on investments               1.59             0.95             1.48                  --
                                                   ----------------     ------------     ------------      --------------
Total Distributions                                            1.81             1.35             1.80                0.16
                                                   ---------------      ------------     ------------     ---------------
Net asset value at end of period                             $17.68           $18.68           $19.39              $20.90
                                                   ================     ============     ============     ===============

Total Return (%) *                                             4.71 ++          3.54             1.38                0.94 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                2.13 +           2.24             2.25                2.18 +
Ratio of net investment income to average net assets (%)       1.91 +           2.20             1.65                1.63 +
Portfolio turnover rate (%)                                      74 ++           127              110                  81
Net assets at end of period (000 omitted)                    $3,952           $3,066           $3,350              $1,523

(A)  Commenced operations April 1, 1996.
(B)  Commenced operations May 4, 1998.
(C)  Commenced operations January 4, 1999.
(D)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

Sentinel Balanced Fund Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                         Six Months                          Period from
                                                  Ended 5/31/01 (D)       Year Ended      1/4/99 through
Class D Shares                                          (Unaudited)     11/30/00 (D)     11/30/99 (C)(D)
                                                  -----------------     ------------     ---------------
Net asset value at beginning of period                       $18.63           $19.32              $19.68
                                                  -----------------     ------------     ---------------
Income (Loss) from Investment Operations
Net investment income                                          0.15             0.38                0.33
Net realized and unrealized gain (loss) on investments         0.63             0.27               (0.38)
                                                  -----------------     ------------     ---------------
Total from investment operations                               0.78             0.65               (0.05)
                                                  -----------------     ------------     ---------------

Less Distributions
Dividends from net investment income                           0.19             0.39                0.31
Distributions from realized gains on investments               1.59             0.95                  --
                                                  -----------------     ------------     ---------------
Total Distributions                                            1.78             1.34                0.31
                                                  -----------------     ------------     ---------------
Net asset value at end of period                             $17.63           $18.63              $19.32
                                                  =================     ============     ===============
Total Return (%) *                                             4.54 ++          3.62               (0.24)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                2.53 +           2.38                2.08 +
Ratio of net investment income to average net assets (%)       1.55 +           2.06                1.93 +
Portfolio turnover rate (%)                                      74 ++           127                 110
Net assets at end of period (000 omitted)                    $3,078           $1,983              $1,138

(A)  Commenced operations April 1, 1996.
(B)  Commenced operations May 4, 1998.
(C)  Commenced operations January 4, 1999.
(D)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

Sentinel High Yield Bond Fund Investment in Securities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                 Principal Amount     Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------

  Bonds 89.3%
  Aerospace & Defense 2.7%
  BE Aerospace 9.5%, '08                                900M        $  931,500
  Transdigm, Inc.
   10.375%, '08                                       1,000M           975,000
                                                                    ----------
                                                                     1,906,500
                                                                    ----------
  Automobiles & Auto Parts 3.7%
  Collins & Aikman Products Co.
   11.50%, '06                                        1,000M           970,000
  Delco Remy International, Inc.
   11%, '09 (a)                                         750M           783,750
  Eagle-Picher 9.375%, '08                              625M           425,000
  Holley Performance
   12.25%, '07                                        1,000M           502,500
                                                                    ----------
                                                                     2,681,250
                                                                    ----------
  Broadcasting 1.4%
  Young Broadcasting, Inc.
   10%, '11 (a)                                       1,000M         1,005,000
                                                                    ----------
  Building - Residential & Commercial 1.1%
  WCI Communities, Inc.
   10.625%, '11 (a)                                     750M           793,125
                                                                    ----------
  Cable/Other Video Distribution 8.5%
  Charter Communications
   10.75%, '09                                        1,250M         1,334,375
  Echostar Broadband Corp.
   10.375%, '07                                       1,000M         1,027,500
  Echostar DBS Corp.
   9.375%, '09                                          600M           607,500
  Emmis Escrow Corp. (a)
   0% '06
   12.5%, '11                                         2,000M         1,160,000
  Mediacom LLC
   9.5%, '13 (a)                                      1,000M           967,500
  Ono Finance plc
   14%, '11 (a)                                       1,000M           935,000
                                                                    ----------
                                                                     6,031,875
                                                                    ----------
  Chemicals 1.4%
  Equistar Chemicals LP
   8.75%, '09                                           500M           485,000
  Lyondell Chemical Co.
   9.625%, '07                                          500M           521,250
                                                                    ----------
                                                                     1,006,250
                                                                    ----------
  Consumer Products 2.8%
**Outboard Marine
   10.75%, '08                                          700M             3,500
  Sealy Mattress
   Co. 9.875%, '07 (a)                                  750M           757,500
  Simmons Co. 10.25 '09,                              1,250M         1,256,250
                                                                    ----------
                                                                     2,017,250
                                                                    ----------
  Containers & Packaging 2.9%
  Four M Corp. 12%, '06                               1,000M           987,500
  Norampac, Inc. 9.5%, '08                            1,000M         1,050,000
                                                                    ----------
                                                                     2,037,500
                                                                    ----------

  Energy, Oil & Gas 9.3%
  AES Drax Energy Ltd.
   11.5%, '10                                           800M           874,000
  Benton Oil & Gas
   9.375%, '07                                          800M           496,000
  Chesapeake Energy Corp.
   8.125%, '11 (a)                                    1,000M           980,000
  Giant Industries 9%, '07                              940M           909,450
  Intrawest Corp.
   10.5%, '10 (a)                                     1,000M         1,045,000
  Parker Drilling 9.75%, '06                            500M           523,750
  SESI LLC GTD
   8.875%, '11 (a)                                      750M           772,500
  Western Gas Resources
   10%, '09                                             950M         1,030,750
                                                                    ----------
                                                                     6,631,450
                                                                    ----------
  Entertainment/Gaming 16.7%
  Ameristar Casinos
   10.75%, '09 (a)                                    1,000M         1,045,000
  Anchor Gaming
   9.875%, '08                                        1,000M         1,076,250
  Argosy Gaming
   10.75%, '09                                        1,000M         1,090,000
  Coast Hotels & Casino
   9.5%, '09                                          1,000M         1,027,500
  Hollywood Casinos
   13%, '06                                           1,000M         1,070,000
  Hollywood Casinos
   11.25%, '07                                        1,000M         1,080,000
  Isle of Capri Casinos
   8.75%, '09                                         1,000M           920,000
  Mandalay Resorts
   10.25%, '07                                        1,000M         1,067,500
  Premier Parks, Inc.
   10%, '08                                           1,500M         1,258,125
  Venetian Casinos
   12.25%, '04                                          550M           588,500
  Venetian Casinos
   14.25%, '05                                          450M           474,750
  Weight Watchers International, Inc.
   13%, '09                                           1,000M         1,130,000
                                                                    ----------
                                                                    11,827,625
                                                                    ----------
  Food/Restaurants 2.8%
  Foodmaker, Inc.
   8.375%, '08                                          750M           732,188
  Michael Foods Acquisition Corp.
   11.75%, '11 (a)                                      500M           518,750
  Tricon Global Restaurants
   8.875%, '11                                          750M           765,000
                                                                    ----------
                                                                     2,015,938
                                                                    ----------

  Hospitals and Healthcare/
   Medical Technology 6.1%
  Unilab Corp. 12.75%, '09                            1,000M         1,160,000
  Lifepoint Hospital
   10.75%, '09                                        1,000M         1,105,000
  Magellan Health Services
   9%, '08                                            1,000M           952,500
  Triad Hospital 11%, '09                             1,000M         1,097,500
                                                                    ----------
                                                                     4,315,000
                                                                    ----------
  Industrial Equipment 2.2%
  AGCO Corp. 9.5%, '08 (a)                              750M           738,750
  Dresser, Inc. 9.375%, '11 (a)                         750M           796,875
                                                                    ----------
                                                                     1,535,625
                                                                    ----------
  Manufacturing 1.1%
  Briggs & Stratton Corp.
       8.875%, '11 (a)                                  750M           751,875
                                                                    ----------
  Metals/Minerals 3.7%
  AK Steel Corp. 9.125%, '06                          1,000M         1,032,500
**Bulong Operations Property
   12.5%, '08                                         1,000M            23,750
  Century Aluminum Co.
   11.75%, '08 (a)                                      500M           535,000
  Newmont Mining Corp.
   8.625%, '11                                        1,000M           990,000
                                                                    ----------
                                                                     2,581,250
                                                                    ----------
  Paper & Printing 3.8%
  Doman Industries 8.75%, '04                           500M           337,500
  Doman Industries 12%, '04                           1,000M         1,040,000
  Repap New Brunswick
   11.5%, '04                                         1,000M         1,137,500
  Tembec Industries, Inc.
   8.625%, '09                                          175M           182,000
                                                                    ----------
                                                                     2,697,000
                                                                    ----------
  Retail 3.0%
  Advance Stores 10.25%, '08                          1,000M         1,005,000
  Ames Department Stores
   10%, '06                                             500M           113,125
  Michael's Store 10.875%, '06                          925M           975,875
                                                                    ----------
                                                                     2,094,000
                                                                    ----------
  Semiconductors 3.4%
  Amkor Technologies Inc.
   9.25%, '08 (a)                                       840M           802,200
  Fairchild Semiconductors
   10.125%, '07                                         635M           635,000
  Flextronics International Ltd.
   9.875%, '10                                        1,000M         1,012,500
                                                                    ----------
                                                                     2,449,700
                                                                    ----------
  Service 2.6%
  AFC Enterprises 10.25%, '07                           775M           813,750
  American Lawyer 9.75%, '07                          1,000M           945,000
  Merrill Corp. 12%, '09                              1,000M           105,000
                                                                    ----------
                                                                     1,863,750
                                                                    ----------

                                                                     (continued)

Sentinel High Yield Bond Fund
Investment in Securities (cont'd.)
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                               Principal Amount         Value
                                                   (M=$1,000)         (Note 1)
--------------------------------------------------------------------------------

  Shipping/Transportation 1.2%
  Greyhound Lines 11.5%, '07                          1,000M       $   856,250
                                                                   -----------
  Telecommunications 1.8%
  Alestra SA 12.125%, '06                             1,000M           927,500
  United Pan-Europe
   0%, '05
   13.75%, '10                                        1,250M           325,000
                                                                   -----------
                                                                     1,252,500
                                                                   -----------
  Waste Management 1.7%
  Allied Waste North American
   10%, '09                                           1,000M         1,037,500
**Waste Systems International, Inc.
   11.5%, '06                                           750M           139,687
                                                                   -----------
                                                                     1,177,187
                                                                   -----------
  Wireless Communications 5.4%
  Crown Castle Int'l. Corp.
   10.75%, '11                                        1,000M         1,035,000
  Nextel International
   12.75%, '10                                          670M           329,975
  Price Communications Cellular
   11.75%, '07                                        1,000M         1,085,000
  SBA Communications
   0%, '03
   12%, '08                                             475M           400,188
  Triton PCS, Inc.
   9.375%, '11 (a)                                    1,000M           997,500
                                                                   -----------
                                                                     3,847,663
                                                                   -----------
  Total Bonds
   (Cost $67,416,723)                                               63,375,563
                                                                   -----------

--------------------------------------------------------------------------------
                                                      Shares           Value
                                                                      (Note 1)
--------------------------------------------------------------------------------

  Common Stocks 0.6%
  Food/Restaurants 0.1%
* Aurora Foods                                        17,710       $    93,863
                                                                   -----------
  Metals/Minerals 0.4%
  Lyondell Chemical Co.                               18,000           297,900
                                                                   -----------
  Retail 0.1%
* Ames Department Stores                               1,700             4,420
                                                                   -----------
  Total Common Stocks
   (Cost $379,318)                                                     396,183
                                                                   -----------

  Preferred Stocks 4.7%
  Cable/Other Video Distribution 2.6%
  Adelphia Communications
   13%                                                 6,500           654,875
  CSC Holdings 11.125%                                 1,091         1,198,296
                                                                   -----------
                                                                     1,853,171
                                                                   -----------
  Telecommunications 0.7%
  Global Crossing 7% (a)                               4,000           493,500
                                                                   -----------
  Wireless Communications 1.4%
  Crown Castle International Group
   12.75%                                              1,053         1,016,145
                                                                   -----------
  Total Preferred Stocks
   (Cost $3,886,422)                                                 3,362,816
                                                                   -----------

  Warrants 0.1%
* Merrill Corp. Warrants (a)                           1,000                10
* Ono Finance plc Warrants (a)                         1,125            30,000
                                                                   -----------
  Total Warrants
   (Cost $0)                                                            30,010
                                                                   -----------

--------------------------------------------------------------------------------
                                                Principal Amount      Value
                                                   (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------

  U.S. Government Agency
   Obligations 1.8%
  FMC Discount Note
   4.09%, 06/01/2001
   (Cost $1,291,000)                                  1,291M       $ 1,291,000
                                                                   -----------
  Total Investments
   (Cost $72,973,463)***                                            68,455,572

  Excess of Other Assets
   Over Liabilities 3.5%                                             2,489,704
                                                                   -----------
  Net Assets                                                       $70,945,276
                                                                   ===========

--------------------------------------------------------------------------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At May 31, 2001, the market value of rule 144A securities amounted to $15,908,835 or 22.4% of net assets.
  *  Non-income producing.
 **  Bond in default.
*** Also cost for federal income tax purposes. At May 31, 2001, unrealized depreciation for federal income tax purposes aggregated $4,517,891 of which $1,864,968 related to appreciated securities and $6,382,859 related to depreciated securities.

See Notes to Financial Statements.

Sentinel High Yield Bond Fund
Statement of Assets and Liabilities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $72,973,463)                           $ 68,455,572
Cash and cash equivalents                                                   10
Receivable for securities sold                                       1,281,362
Receivable for fund shares sold                                        243,616
Receivable for interest and dividends                                1,601,825
                                                                  ------------
      Total Assets                                                  71,582,385
                                                                  ------------

Liabilities
Payable to custodian bank-- Line of Credit                              28,800
Payable for securities purchased                                       498,368
Payable for fund shares repurchased                                      4,232
Accrued expenses                                                        32,047
Management fee payable                                                  44,899
Distribution fee payable (Class A Shares)                                3,006
Distribution fee payable (Class B Shares)                               14,620
Distribution fee payable (Class C Shares)                                4,514
Fund service fee payable                                                 6,623
                                                                  ------------
      Total Liabilities                                                637,109
                                                                  ------------
Net Assets Applicable to Outstanding Shares                       $ 70,945,276
                                                                  ============


Net Asset Value and Offering Price per Share
      Class A Shares
$19,883,546 / 2,526,758 shares outstanding                        $       7.87
Sales Charge-- 4.00% of offering price                                    0.33
                                                                  ------------
Maximum Offering Price                                            $       8.20
                                                                  ============


      Class B Shares
$ 47,627,908 / 6,055,194 shares outstanding                       $       7.87
                                                                  ============

      Class C Shares
$3,433,822 / 435,118 shares outstanding                           $       7.89
                                                                  ============


Net Assets Represent
Capital stock at par value                                        $     90,171
Paid-in capital                                                     93,025,884
Accumulated undistributed net investment income                        (23,654)
Accumulated undistributed net realized loss
      on investments                                               (17,629,234)
Unrealized depreciation of investments                              (4,517,891)
                                                                  ------------
Net Assets                                                        $ 70,945,276
                                                                  ============



Sentinel High Yield Bond Fund
Statement of Operations
For the Six Months Ended May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                         $    205,759
Interest                                                             3,517,920
                                                                  ------------
      Total Income                                                   3,723,679
                                                                  ------------
Expenses:
Management advisory fee                                                257,284
Transfer agent fees                                                     45,110
Custodian fees                                                          19,756
Distribution expense (Class A Shares)                                   19,165
Distribution expense (Class B Shares)                                  155,486
Distribution expense (Class C Shares)                                   12,785
Accounting services                                                     10,940
Auditing fees                                                            3,800
Legal fees                                                               2,475
Reports and notices to shareholders                                      3,150
Registration and filing fees                                            16,942
Directors' fees and expenses                                             3,672
Other                                                                   10,248
                                                                  ------------
      Total Expenses                                                   560,813
      Expense Offset                                                   (14,806)
                                                                  ------------
      Net Expenses                                                     546,007
                                                                  ------------
Net Investment Income                                                3,177,672
                                                                  ------------

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on sales of investments                           (6,072,266)
Net change in unrealized appreciation (depreciation)                 6,951,851
                                                                  ------------
Net Realized and Unrealized Gain on Investments                        879,585
                                                                  ------------
Net Increase in Net Assets from Operations                        $  4,057,257
                                                                  ============

See Notes to Financial Statements.

Sentinel High Yield Bond Fund
Statement of Changes in Net Assets

                                                         Six Months             Year
                                                              Ended            Ended
                                                           05/31/01         11/30/00
                                                         (Unaudited)
                                                        ------------    ------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                   $  3,177,672    $  7,569,165
Net realized loss on sales of investments                 (6,072,266)     (5,523,366)
Net change in unrealized depreciation                      6,951,851      (6,967,899)
                                                        ------------    ------------
Net increase (decrease) in net assets from operations      4,057,257      (4,922,100)
                                                        ------------    ------------

Distributions to Shareholders
From net investment income
      Class A Shares                                        (923,059)     (2,340,767)
      Class B Shares                                      (2,165,260)     (5,033,602)
      Class C Shares                                        (118,855)       (200,398)
From net realized gain on investments
      Class A Shares                                              --              --
      Class B Shares                                              --              --
      Class C Shares                                              --              --
                                                        ------------    ------------
Total distributions to shareholders                       (3,207,174)     (7,574,767)
                                                        ------------    ------------

From Capital Share Transactions
Net proceeds from sales of shares
      Class A Shares                                      10,610,983       5,148,962
      Class B Shares                                       3,956,281       4,015,402
      Class C Shares                                       6,397,564       5,448,144
Net asset value of shares in reinvestment
      of dividends and distributions
      Class A Shares                                         550,279       1,502,877
      Class B Shares                                         807,123       1,935,362
      Class C Shares                                         107,550         177,141
                                                        ------------    ------------
                                                          22,429,780      18,227,888
Less: Payments for shares reacquired
      Class A Shares                                      (9,720,602)    (12,997,925)
      Class B Shares                                      (2,664,581)    (12,014,790)
      Class C Shares                                      (4,309,715)     (8,129,470)
                                                        ------------    ------------
Increase (decrease) in net assets from capital
      share transactions                                   5,734,882     (14,914,297)
                                                        ------------    ------------
Total Increase (Decrease) in Net Assets for period         6,584,965     (27,411,164)
Net Assets: Beginning of period                           64,360,311      91,771,475
                                                        ------------    ------------
Net Assets: End of period                               $ 70,945,276    $ 64,360,311
                                                        ============    ============

Undistributed (Distributions in Excess of)
      Net Investment Income at End of Period            $    (23,654)   $      5,848
                                                        ============    ============

See Notes to Financial Statements.

Sentinel High Yield Bond Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.


                                                         Six Months                                                   Period from
                                                  Ended 5/31/01 (C)     Year Ended    Year Ended    Year Ended    6/23/97 through
Class A Shares                                          (Unaudited)   11/30/00 (C)      11/30/99      11/30/98       11/30/97 (A)
                                                   ----------------   ------------    ----------    ----------    ---------------
Net asset value at beginning of period                      $  7.76        $  9.19       $  9.75       $ 10.41            $ 10.00
                                                   ----------------   ------------    ----------    ----------    ---------------

Income (Loss) from Investment Operations
Net investment income                                          0.38           0.86          0.84          0.87               0.32
Net realized and unrealized gain (loss) on investments         0.11          (1.42)        (0.56)        (0.58)              0.41
                                                   ----------------   ------------    ----------    ----------    ---------------
Total from investment operations                               0.49          (0.56)         0.28          0.29               0.73
                                                   ----------------   ------------    ----------    ----------    ---------------

Less Distributions
Dividends from net investment income                           0.38           0.87          0.84          0.86               0.32
Distributions from realized gains on investments                 --             --            --          0.09                 --
                                                   ----------------   ------------    ----------    ----------    ---------------
Total Distributions                                            0.38           0.87          0.84          0.95               0.32
                                                   ----------------   ------------    ----------    ----------    ---------------
Net asset value at end of period                            $  7.87        $  7.76       $  9.19       $  9.75            $ 10.41
                                                   ================   ============    ==========    ==========    ===============
Total Return (%) *                                             6.44 ++       (6.74)         2.97          2.68               7.26 ++


Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                1.30 +         1.26          1.22          1.28               1.26 +
Ratio of net investment income to average net assets (%)       9.59 +         9.78          8.83          8.42               7.80 +
Portfolio turnover rate (%)                                      87 ++         105           144           139                133 ++
Net assets at end of period (000 omitted)                   $19,884        $18,235       $28,253       $31,120            $11,084

(A)  Commenced operations June 23, 1997.
(B)  Commenced operations May 4, 1998.
(C)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

Sentinel High Yield Bond Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.


                                                        Six Months                                                   Period from
                                                 Ended 5/31/01 (C)     Year Ended     Year Ended     Year Ended  6/23/97 through
Class B Shares                                         (Unaudited)   11/30/00 (C)   11/30/99 (C)   11/30/98 (C)  11/30/97 (A)(C)
                                                     -------------  -------------  -------------  -------------    -------------
Net asset value at beginning of period                     $  7.75        $  9.18        $  9.74        $ 10.40          $ 10.00
                                                     -------------  -------------  -------------  -------------    -------------
Income (Loss) from Investment Operations
Net investment income                                         0.37           0.82           0.79           0.84             0.32
Net realized and unrealized gain
  (loss) on investments                                       0.12          (1.42)         (0.56)         (0.57)            0.39
                                                     -------------  -------------  -------------  -------------    -------------
Total from investment operations                              0.49          (0.60)          0.23           0.27             0.71
                                                     -------------  -------------  -------------  -------------    -------------

Less Distributions
Dividends from net investment income                          0.37           0.83           0.79           0.84             0.31
Distributions from realized gains on investments                --             --             --           0.09               --
                                                     -------------  -------------  -------------  -------------    -------------
Total Distributions                                           0.37           0.83           0.79           0.93             0.31
                                                     -------------  -------------  -------------  -------------    -------------
Net asset value at end of period                           $  7.87        $  7.75        $  9.18        $  9.74          $ 10.40
                                                     =============  =============  =============  =============    =============
Total Return (%) *                                            6.34++        (7.16)          2.50           2.42             7.15++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)               1.73+          1.68           1.66           1.52             1.34+
Ratio of net investment income to average net assets (%)      9.18+          9.36           8.40           8.19             7.70+
Portfolio turnover rate (%)                                     87++          105            144            139              133++
Net assets at end of period (000 omitted)                  $47,628        $44,921        $59,518        $55,911          $33,808

(A)  Commenced operations June 23, 1997.
(B)  Commenced operations May 4, 1998.
(C)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

Sentinel High Yield Bond Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                         Six Months                                           Period from
                                                  Ended 5/31/01 (C)       Year Ended       Year Ended      5/4/98 through
Class C Shares                                          (Unaudited)     11/30/00 (C)     11/30/99 (C)     11/30/98 (B)(C)
                                                    ---------------     ------------     ------------     ---------------
Net asset value at beginning of period                       $ 7.78           $ 9.19           $ 9.75              $10.70
                                                    ---------------     ------------     ------------     ---------------

Income (Loss) from Investment Operations
Net investment income                                          0.33             0.76             0.72                0.41
Net realized and unrealized gain (loss) on investments         0.12            (1.42)           (0.56)              (0.91)
                                                    ---------------     ------------     ------------     ---------------
Total from investment operations                               0.45            (0.66)            0.16               (0.50)
                                                    ---------------     ------------     ------------     ---------------

Less Distributions
Dividends from net investment income                           0.34             0.75             0.72                0.45
Distributions from realized gains on investments                 --               --               --                  --
                                                    ---------------     ------------     ------------     ---------------
Total Distributions                                            0.34             0.75             0.72                0.45
                                                    ---------------     ------------     ------------     ---------------
Net asset value at end of period                             $ 7.89           $ 7.78           $ 9.19              $ 9.75
                                                    ===============     ============     ============     ===============
Total Return (%) *                                             5.81 ++         (7.74)            1.72               (4.69)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                2.49 +           2.39             2.42                2.06 +
Ratio of net investment income to average net assets (%)       8.25 +           8.55             7.69                7.63 +
Portfolio turnover rate (%)                                      87 ++           105              144                 139
Net assets at end of period (000 omitted)                    $3,434           $1,204           $4,001              $1,956

(A)  Commenced operations June 23, 1997.
(B)  Commenced operations May 4, 1998.
(C)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

Sentinel Bond Fund
Investment in Securities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                              Principal Amount         Value
                                                 (M=$1,000)          (Note 1)
--------------------------------------------------------------------------------
U.S. Government Obligations 26.5%
U.S. Treasury Obligations 4.2%
10-Year:
 Note 5%, '10                                         4,000M      $  3,880,280
                                                                  ------------
U.S. Government Agency Obligations 22.3%
Federal Home Loan Mortgage Corporation 2.3%
Collateralized Mortgage Obligations:
 FHR 2230 VB, 8%, '16                                 2,000M         2,090,900
                                                                  ------------
Federal National Mortgage Association 14.3%
Agency Debentures:
 5.75%, '08                                           1,500M         1,498,440
                                                                  ------------
Agency Discount Notes:
 3.79%, 08/09/01                                      1,500M         1,489,104
                                                                  ------------
Mortgage-Backed Securities:
10-Year
 7.5%, '04                                               81M            82,578
                                                                  ------------
15-Year:
 8.5%, '10                                              349M           364,223
 6.5%, '16                                            4,921M         4,955,216
                                                                  ------------
                                                                     5,319,439
                                                                  ------------
20-Year
 7.5%, '20                                            1,847M         1,894,322
 7.5%, '21                                            1,033M         1,059,431
                                                                  ------------
                                                                     2,953,753
                                                                  ------------
30-Year:
 10%, '17                                               323M           356,411
 10%, '17                                               424M           501,582
 10%, '31                                               774M           827,058
                                                                  ------------
                                                                     1,685,051
                                                                  ------------
Total Federal National
 Mortgage Association                                               13,028,365
                                                                  ------------
Government National Mortgage Association 5.7%
Mortgage-Backed Securities:
30-year
 13%, '11                                             6,743M             7,820
 13%, '13                                               261M               303
 7%, '28                                              1,488M         1,508,508
 7.5%, '28                                            3,607M         3,715,563
                                                                  ------------
Total Government National
 Mortgage Association                                                5,232,194
                                                                  ------------
Total U.S. Government
 Agency Obligations                                                 20,351,459
                                                                  ------------
Total U.S. Government Obligations
 (Cost $25,353,007)                                                 24,231,739
                                                                  ------------
Collateralized Mortgage
 Obligations 1.1%
Collateralized Mortgage Obligations 1.1%
 WFMBS 2000-13, 7.5%, '30
 (Cost $1,014,063)                                    1,000M         1,023,800
                                                                  ------------
Bonds 75.1%

Aerospace 1.2%
Lockheed Martin 8.2%, '09                             1,000M      $  1,087,500
                                                                  ------------
Automobile & Auto Parts 1.1%
General Motors 7.2%, '11                              1,000M         1,013,750
                                                                  ------------
Cellular Telecommunication 2.2%
Telus Corporation 7.5%, '07                           2,000M         2,035,000
                                                                  ------------
Computer Products & Services 2.0%
IBM Corporation 6.5%, '28                             2,000M         1,862,500
                                                                  ------------
Comsumer Products & Services 7.9%
Anheuser-Busch 7.55%, '30                             2,000M         2,157,500
Comcast Cable Communication
 6.875%, '09                                          2,000M         2,022,500
Service Corp. 6.75%, '01                              3,000M         3,000,000
                                                                  ------------
                                                                     7,180,000
                                                                  ------------

Energy 4.1%
Kinder Morgan, Inc.
 6.45%, '03                                           1,500M         1,520,625
Phillips Pete 8.50%, '05                              2,000M         2,180,000
                                                                  ------------
                                                                     3,700,625
                                                                  ------------

Financial Institutions 15.7%
Bank One Corporation
 7.875%, '10                                          2,000M         2,145,000
Citigroup, Inc. 6.5%, '11                             1,000M           993,750
Ford Motor Credit
 6.875%, '06                                          1,500M         1,526,250
Goldman Sachs Group, Inc.
 7.8%, '10                                            1,000M         1,057,500
Household Financial
 6.5%, '06                                            1,000M         1,013,750
John Deere BV 5.875%, '06                             1,500M         1,477,500
Manufacturers & Traders
 7%, '05                                              2,000M         2,042,500
Merrill Lynch 6.15%, '06                              1,000M         1,001,250
St. Paul Company
 8.125%, '10                                          1,000M         1,090,000
Washington Mutual Finance
 6.25%, '06                                           2,000M         2,000,000
                                                                  ------------
                                                                    14,347,500
                                                                  ------------
Foreign Utilities-Telephone 3.5%
France Telecom 8.5%, '31                              1,000M         1,070,000
Vodafone Airtouch plc
 7.75%, '10                                           2,000M         2,117,500
                                                                  ------------
                                                                     3,187,500
                                                                  ------------
Manufacturing 2.2%
FMC Corp. 7.125%, '02                                 2,000M         2,037,500
                                                                  ------------
Media 3.4%
Time Warner, Inc 7.48%, '08                           2,000M         2,095,000
Viacom, Inc 7.875%, '30                               1,000M         1,055,000
                                                                  ------------
                                                                     3,150,000
                                                                  ------------

Metal-Aluminum 1.1%
Alcan, Inc 6.45%, '11                                 1,000M           986,250
                                                                  ------------
Railroads 3.2%
Norfolk Southern Corp.
 7.25%,'31                                            2,000M         1,925,000
Union Pacific Corp. 6.7%, '06                         1,000M         1,011,250
                                                                  ------------
                                                                     2,936,250
                                                                  ------------
Real Estate Investment Trusts 1.9%
Simon Debartolo 6.625%, '03                           1,750M         1,758,750
                                                                  ------------

Retail 6.3%
Conagra, Inc. 8.25%, '30                              2,000M      $  2,120,000
Delhaize Amercia 9%, '31 (a)                          1,500M         1,610,625
Fortune Brands, Inc.
 7.125%, '04 (a)                                      2,000M         2,050,000
                                                                  ------------
                                                                     5,780,625
                                                                  ------------
Telecommunications 13.5%
Alltel Corporation 7.60%, '09                         1,000M         1,023,750
AT&T Wireless Communications
 7.875%, '11 (a)                                      2,000M         2,022,500
Citizens Communication
 9.25%, '11                                           2,000M         2,077,500
Cox Communications
 7.75%, '10                                           1,000M         1,051,250
Indiana Bell 4.75%, '05                               2,000M         1,882,500
MCI Worldcom, Inc.
 6.4%, '05                                            2,000M         1,972,500
Qwest Corporation
 7.625%, '03                                          2,250M         2,340,000
                                                                  ------------
                                                                    12,370,000
                                                                  ------------
Utilities-Electric 3.4%
Progress Energy 7.75%, '31                            1,000M         1,026,250
PSEG Power 7.75%, '11 (a)                             1,000M         1,016,250
Puget Sound Energy
 7.96%, '10                                           1,000M         1,037,500
                                                                  ------------
                                                                     3,080,000
                                                                  ------------
Utilities-Gas 2.4%
Keyspan Corporation 8%, '30                           2,000M         2,162,500
                                                                  ------------
Total Bonds
 (Cost $65,815,633)                                                 68,676,250
                                                                  ------------


Corporate Short-Term Notes 2.7%
G.E. Capital Corporation
 3.88%, 08/15/01
 (Cost $2,479,793)                                    2,500M         2,479,793
                                                                  ------------
Total Investments
 (Cost $94,662,496)*                                                96,411,582

Excess of Liabilities
 Over Other Assets (5.4%)                                           (4,925,024)
                                                                  ------------
Net Assets                                                        $ 91,486,558
                                                                  ============
--------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At May 31, 2001, the market value of rule 144A securities amounted to $6,699,375 or 7.3% of net assets.
* Cost for federal income tax purposes is substantially similar. At May 31, 2001 unrealized appreciation for federal income tax purposes aggregated $1,749,086 of which $2,097,484 related to appreciated securities and $348,398 related to depreciated securities.

                 See Notes to Financial Statements.
56

Sentinel Bond Fund
Statement of Assets and Liabilities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $94,662,496)                          $  96,411,582
Cash and cash equivalents                                                   13
Receivable for securities sold                                       1,021,336
Receivable for fund shares sold                                        566,253
Receivable for interest                                              1,266,815
                                                                 -------------
      Total Assets                                                  99,265,999
                                                                 -------------
Liabilities
Payable to custodian bank-- Line of Credit                       $   1,265,200
Payable for securities purchased                                     5,970,088
Payable for fund shares repurchased                                    447,240
Accrued expenses                                                        19,566
Management fee payable                                                  41,059
Distribution fee payable (Class A Shares)                               17,142
Distribution fee payable (Class B Shares)                               10,075
Fund service fee payable                                                 9,071
                                                                 -------------
      Total Liabilities                                              7,779,441
                                                                 -------------
Net Assets Applicable to Outstanding Shares                      $  91,486,558
                                                                 =============

Net Asset Value and Offering Price per Share
      Class A Shares
$71,870,538 / 12,134,767 shares outstanding                      $        5.92
Sales Charge-- 4.00% of offering price                                    0.25
                                                                 -------------
Maximum Offering Price                                           $        6.17
                                                                 =============

      Class B Shares
$19,616,020 / 3,303,868 shares outstanding                       $        5.94
                                                                 =============


Net Assets Represent
Capital stock at par value                                       $     154,386
Paid-in capital                                                    101,380,487
Accumulated distributions in excess of
      net investment income                                            (24,017)
Accumulated undistributed net realized loss
      on investments                                               (11,773,384)
Unrealized appreciation of investments                               1,749,086
                                                                 -------------
Net Assets                                                       $  91,486,558
                                                                 =============


Sentinel Bond Fund
Statement of Operations
For the Six Months Ended May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                                         $   3,374,339
                                                                 -------------
Expenses:
Management advisory fee                                                240,356
Transfer agent fees                                                     50,790
Custodian fees                                                          18,987
Distribution expense (Class A Shares)                                   70,810
Distribution expense (Class B Shares)                                   96,587
Accounting services                                                     14,540
Auditing fees                                                            4,500
Legal fees                                                               1,500
Reports and notices to shareholders                                      5,500
Registration and filing fees                                            19,598
Directors' fees and expenses                                             4,845
Other                                                                    3,262
                                                                 -------------
      Total Expenses                                                   531,275
      Expense Reimbursement                                            (61,377)
      Expense Offset                                                   (16,137)
                                                                 -------------
      Net Expenses                                                     453,761
                                                                 -------------
Net Investment Income                                                2,920,578
                                                                 -------------
Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                            1,220,940
Net change in unrealized appreciation                                  479,066
                                                                 -------------
Net Realized and Unrealized Gain on Investments                      1,700,006
                                                                 -------------
Net Increase in Net Assets from Operations                       $   4,620,584
                                                                 =============
See Notes to Financial Statements.

Sentinel Bond Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            Six Months
                                                                 Ended             Year
                                                               5/31/01            Ended
                                                           (Unaudited)         11/30/00
                                                         -------------    -------------
Increase in Net Assets from Operations
Net investment income                                    $   2,920,578    $   6,401,655
Net realized gain on sales of investments                    1,220,940       (6,082,511)
Net change in unrealized appreciation (depreciation)           479,066        3,852,103
                                                         -------------    -------------
Net Increase in net assets from operations                   4,620,584        4,171,247
                                                         -------------    -------------

Distributions to Shareholders
From net investment income
      Class A Shares                                        (2,373,286)      (5,227,586)
      Class B Shares                                          (562,657)      (1,178,899)
From net realized gain on investments
      Class A Shares                                                --               --
      Class B Shares                                                --               --
                                                         -------------    -------------
Total distributions to shareholders                         (2,935,943)      (6,406,485)
                                                         -------------    -------------

From Capital Share Transactions
Net proceeds from sales of shares
      Class A Shares                                        33,458,443       51,108,972
      Class B Shares                                         2,213,585        3,200,937
Net asset value of shares in reinvestment
      of dividends and distributions
      Class A Shares                                         1,436,483        3,245,340
      Class B Shares                                           423,421          893,431
                                                         -------------    -------------
                                                            37,531,932       58,448,680
                                                         -------------    -------------
Less: Payments for shares reacquired
      Class A Shares                                       (35,900,738)     (63,119,387)
      Class B Shares                                        (1,939,602)      (5,793,498)
                                                         -------------    -------------
Decrease in net assets from capital share transactions        (308,408)     (10,464,205)
                                                         -------------    -------------
Total Increase (Decrease) in Net Assets for period           1,376,233      (12,699,443)
Net Assets: Beginning of period                             90,110,325      102,809,768
                                                         -------------    -------------
Net Assets: End of period                                $  91,486,558    $  90,110,325
                                                         =============    =============
Distributions in Excess of
      Net Investment Income at End of Period             $     (24,017)   $      (6,767)
                                                         =============    =============

See Notes to Financial Statements.
58

Sentinel Bond Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                     Six Months
                                              Ended 5/31/01 (B)      Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
Class A Shares                                      (Unaudited)    11/30/00 (B)     11/30/99     11/30/98     11/30/97     11/30/96
                                                  --------------  -------------- ------------ ------------ ------------ ------------
Net asset value at beginning of period                  $  5.81         $  5.94      $  6.45      $  6.36      $  6.35      $  6.49
                                                  --------------  -------------- ------------ ------------ ------------ ------------
Income (Loss) from Investment Operations
Net investment income                                      0.20            0.41         0.39         0.40         0.40         0.41
Net realized and unrealized gain (loss) on investments     0.11           (0.13)       (0.51)        0.09         0.01        (0.14)
                                                  --------------  -------------- ------------ ------------ ------------ ------------
Total from investment operations                           0.31            0.28        (0.12)        0.49         0.41         0.27
                                                  --------------  -------------- ------------ ------------ ------------ ------------
Less Distributions
Dividends from net investment income                       0.20            0.41         0.39         0.40         0.40         0.41
Distributions from realized gains on investments             --              --           --           --           --           --
                                                  --------------  -------------- ------------ ------------ ------------ ------------
Total Distributions                                        0.20            0.41         0.39         0.40         0.40         0.41
                                                  --------------  -------------- ------------ ------------ ------------ ------------
Net asset value at end of period                        $  5.92         $  5.81      $  5.94      $  6.45      $  6.36      $  6.35
                                                  ==============  ============== ============ ============ ============ ============
Total Return (%) *                                         5.35 ++         5.02        (1.93)        7.95         6.71         4.48

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)            0.86 +          0.78         0.73         0.77         0.97         0.98
Ratio of expenses to average net assets before
      voluntary expense reimbursements (%) **              1.00 +          0.98         0.94         0.95         0.99         1.00
Ratio of net investment income to average net assets (%)   6.66 +          7.08         6.29         6.26         6.37         6.46
Ratio of net investment income to average net assets before
      voluntary expense reimbursements (%) **              6.52 +          6.89         6.10         6.11         6.37         6.46
Portfolio turnover rate (%)                                 124 ++          177          207          147          130          176
Net assets at end of period (000 omitted)               $71,871         $71,561      $82,107      $91,297      $88,756      $99,408

(A)  Commenced operations April 1, 1996.
(B)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earnings credits as described in Note (2).

See Notes to Financial Statements.

Sentinel Bond Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.


                                                        Six Months
                                                 Ended 5/31/01 (B)      Year Ended      Year Ended      Year Ended      Year Ended
Class B Shares                                         (Unaudited)    11/30/00 (B)    11/30/99 (B)    11/30/98 (B)    11/30/97 (B)
                                                     --------------  --------------  --------------  --------------  --------------
Net asset value at beginning of period                     $  5.82         $  5.96         $  6.46         $  6.38          $ 6.36
                                                     --------------  --------------  --------------  --------------  --------------
Income (Loss) from Investment Operations
Net investment income                                         0.17            0.36            0.33            0.34            0.34
Net realized and unrealized gain (loss) on investments        0.12           (0.14)          (0.50)           0.08            0.02
                                                     --------------  --------------  --------------  --------------  --------------
Total from investment operations                              0.29            0.22           (0.17)           0.42            0.36
                                                     --------------  --------------  --------------  --------------  --------------
Less Distributions
Dividends from net investment income                          0.17            0.36            0.33            0.34            0.34
Distributions from realized gains on investments                --              --              --              --              --
                                                     --------------  --------------  --------------  --------------  --------------
Total Distributions                                           0.17            0.36            0.33            0.34            0.34
                                                     --------------  --------------  --------------  --------------  --------------
Net asset value at end of period                           $  5.94         $  5.82         $  5.96         $  6.46          $ 6.38
                                                     ==============  ==============  ==============  ==============  ==============
Total Return (%) *                                            5.08++          3.95           (2.65)           6.80            5.88

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)               1.70+           1.66            1.63            1.64            1.87
Ratio of expenses to average net assets before
      voluntary expense reimbursements (%) **                 1.84+           1.85            1.81            1.84            1.90
Ratio of net investment income to average net assets (%)      5.83+           6.22            5.41            5.40            5.46
Ratio of net investment income to average net assets before
      voluntary expense reimbursements (%) **                 5.69+           6.02            5.25            5.22            5.46
Portfolio turnover rate (%)                                    124++           177             207             147             130
Net assets at end of period (000 omitted)                  $19,616         $18,549         $20,703         $16,601          $8,115

                                                      Eight Months
                                                             Ended
Class B Shares                                     11/30/96 (A)(B)
                                                      -------------

Net asset value at beginning of period                      $ 6.30
                                                      -------------
Income (Loss) from Investment Operations
Net investment income                                         0.21
Net realized and unrealized gain (loss) on investments        0.06
                                                      -------------
Total from investment operations                              0.27
                                                      -------------
Less Distributions
Dividends from net investment income                          0.21
Distributions from realized gains on investments                --
                                                      -------------
Total Distributions                                           0.21
                                                      -------------
Net asset value at end of period                             $6.36
                                                      =============
Total Return (%) *                                            4.49++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)               2.16+
Ratio of expenses to average net assets before
      voluntary expense reimbursements (%) **                 2.18+
Ratio of net investment income to average net assets (%)      5.28+
Ratio of net investment income to average net assets before
      voluntary expense reimbursements (%) **                 5.28+
Portfolio turnover rate (%)                                    176
Net assets at end of period (000 omitted)                   $4,714

(A)  Commenced operations April 1, 1996.
(B)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earnings credits as described in Note (2).

See Notes to Financial Statements.
60

Sentinel Tax-Free Income Fund
Investment in Securities
at May 31, 2001(Unaudited)
--------------------------------------------------------------------------------
                                               Principal Amount       Value
                                                  (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------
Bonds 96.5%
California 8.6%
Foothill/Eastern California Toll
 5.750%, 01/15/40                                     2,000M       $ 1,945,500
Foothill/Eastern California Toll
 6.500%, 01/01/32                                     3,500M         3,972,290
California State FGIC - TCRS
 5.250%, 10/01/18                                       100M           101,242
                                                                   -----------
                                                                     6,019,032
                                                                   -----------
Delaware 0.7%
Health Facility Authority (MBIA)
 7.625%, 11/01/10                                       500M           519,460
                                                                   -----------
Florida 1.7%
Orange County Healthcare A
 (Prerefunded) (MBIA)
 6.250%, 10/01/13                                     1,060M         1,217,643
                                                                   -----------
Hawaii 1.5%
Hawaii State Dept.
 of Budget and Finance
 7.650%, 07/01/19                                     1,000M         1,023,390
                                                                   -----------
Idaho 0.2%
Idaho Housing Agency
 Series D-1
 8.000%, 01/01/20                                       145M           154,608
                                                                   -----------
Illinois 13.7%
Berwyn Corp. (AMBAC)
 4.250%, 12/01/15                                     1,695M         1,548,670
Chicago University-Auxiliary
 5.500%, 12/01/23                                     1,000M         1,038,150
Illinois Metro Peir-McCormick
 (FGIC)
 5.375%, 12/15/18                                     2,250M         2,287,058
Illinois M.C. Henry
 County School (FSA)
 5.850%, 01/01/16                                     1,000M         1,098,690
Illinois State Sales
 Tax Revenue
 6.500%, 06/15/13                                     1,000M         1,161,930
Illinois State Sales
 Tax Revenue
 6.000%, 06/15/12                                     2,180M         2,429,632
                                                                   -----------
                                                                     9,564,130
                                                                   -----------
Indiana 2.4%
St. Joseph Educational Revenue
 5.000%, 03/01/27                                     1,775M         1,681,457
                                                                   -----------
Kansas 0.1%
Kansas City Leavenworth
 County & City of Lenexa
 Series A - Mtg. Rev.
 8.400%, 05/01/15                                        60M            60,288
                                                                   -----------
Louisiana 1.5%
New Orleans Ref. (FGIC)
 5.500%, 12/01/17                                     1,000M         1,056,850
                                                                   -----------
Maryland 2.0%
DC Revenue-A-World Wildlife
 6.000%, 07/01/16                                     1,310M         1,430,965
                                                                   -----------
Massachusetts 5.9%
Massachusetts State G/O (FGIC)
 6.000%, 08/01/09                                     1,000M         1,120,220
Massachusetts State G/O
 6.875%, 07/01/10                                     1,000M         1,022,810
Massachusetts State Health &
 Educational Facs. New England
 Baptist Hospital Revenue
 7.300%, 07/01/11                                     1,000M         1,023,120
Massachusetts Water Revenue
 (MBIA)
 5.000%, 08/01/24                                     1,000M           956,330
                                                                   -----------
                                                                     4,122,480
                                                                   -----------
Michigan 0.2%
Michigan State Building
  Authority
  6.250%, 10/01/20                                      170M           174,325
                                                                   -----------
Missouri 1.5%
Central Missouri State
  University (MBIA)
  7.000%, 07/01/14                                    1,000M         1,022,930
                                                                   -----------
Nebraska 2.5%
Omaha, Nebraska State G/O
 6.500%, 12/01/30                                       500M           603,540
Omaha Public Power District
 6.150%, 02/01/12                                     1,000M         1,126,100
                                                                   -----------
                                                                     1,729,640
                                                                   -----------
New Mexico 4.0%
Sante Fe County New Mexico
 Revenue (FSA)
 6.000%, 02/01/27                                     2,500M         2,769,975
                                                                   -----------
New York 16.2%
New York City Municipal
 Water Fin. Authority
 7.000%, 06/15/09                                       250M           252,800
New York City, NY
 (Prerefunded)
 7.100%, 02/01/09                                     1,105M         1,153,730
New York City, NY
 7.100%, 02/01/09                                        95M            98,439
New York, NY Series G
 5.750%, 02/01/20                                     1,600M         1,651,568
New York State
 Dorm. Authority
 6.375%, 07/01/08                                     1,275M         1,336,531
New York State Dorm.
 Mental Health Services
 6.000%, 08/15/16                                     2,800M         3,130,288
New York State Envir.
 Facs. Corp.
 7.250%, 06/15/10                                        10M            10,210
New York State Envir.
 Facs. Corp. (Prerefunded)
 7.250%, 06/15/10                                        40M            40,851
New York State Medical
 Care Facs. (Prerefunded)
 7.875%, 08/15/08                                         5M             5,090

Triborough Bridge &
 Tunnel Authority
 6.000%, 01/01/12                                     3,250M         3,653,520
                                                                   -----------
                                                                    11,333,027
                                                                   -----------
Pennsylvania 5.5%
Lancaster Sewer Revenue
 (MBIA)
 4.500%, 04/01/18                                     1,650M         1,516,218
Pennsylvania State G/O
 6.250%, 07/01/11                                     2,000M         2,289,600
                                                                   -----------
                                                                     3,805,818
                                                                   -----------
Puerto Rico 2.3%
Puerto Rico Childrens
 Trust Fund
 6.000%, 07/01/26                                     1,500M         1,571,475
                                                                   -----------
Tennessee 3.2%
Lawrenceburg, TN Electrical
 Revenue (MBIA)
 6.625%, 07/01/18                                     1,910M         2,253,781
                                                                   -----------
Texas 1.6%
North Central Texas Health
 6.250%, 05/15/10                                     1,000M         1,102,880
                                                                   -----------
Utah 3.0%
Intermountain Power Agency
 5.000%, 07/01/21                                     2,200M         2,087,712
Utah State Housing Finance
 Authority
 7.250%, 07/01/22                                        10M            10,207
                                                                   -----------
                                                                     2,097,919
                                                                   -----------
Vermont 6.0%
Vermont Education &
 Health Norwich
 6.000%, 09/01/13                                     1,070M         1,085,847
Vermont Education &
 Health Norwich
 5.500%, 07/01/18                                     2,295M         2,139,032
Vermont Education &
 Health St. Michaels
 7.050%, 10/01/16                                       900M           963,549
                                                                   -----------
                                                                     4,188,428
                                                                   -----------
Virginia 3.7%
Virginia Pocahontas Parkway
 5.500%, 08/15/28                                     3,000M         2,558,490
                                                                   -----------
Washington 8.5%
Snohomish County Washington
 School Dist.
 7.100%, 12/01/07                                       500M           500,000
Washington State G/O
 6.200%, 03/01/11                                     1,220M         1,375,831
Washington State Public
 Power (MBIA)
 7.125%, 07/01/16                                     3,295M         4,037,858
                                                                   -----------
                                                                     5,913,689
                                                                   -----------
Total Bonds
 (Cost $63,597,524)                                                 67,372,680
                                                                   -----------

                                                                     (continued)

Sentinel Tax-Free Income Fund
Investment in Securities (cont'd.)
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                Principal Amount      Value
                                                   (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------

Short-Term Investments 1.4%
BlackRock Provident Institutional
 Muni Fund 2.86% (a)
 (Cost $975,000)                                        975M       $   975,000
                                                                   -----------
Total Investments
 (Cost $64,572,524)*                                                68,347,680

Excess of Other Assets
 Over Liabilities 2.1%                                               1,439,436
                                                                   -----------
Net Assets                                                         $69,787,116
                                                                   ===========

--------------------------------------------------------------------------------
* Also cost for federal income tax purposes. At May 31, 2001, net unrealized appreciation for federal income tax purposes aggregated $3,775,156 of which $4,404,639 related to appreciated securities and $629,483 related to depreciated securities.
(a)  Variable rate security that may be tendered back to issuer at par.
     The following abbreviations are used in portfolio descriptions:
     (AMBAC) - Guaranteed by AMBAC Indemnity Corp.
     (FGIC) - Guaranteed by Financial Guaranty Insurance Co.
     (FSA) - Guaranteed by Financial Security Assurance Inc.
     (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp.
     G/O - General Obligation Bond

See Notes to Financial Statements.
62

Sentinel Tax-Free Income Fund
Statement of Assets and Liabilities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $64,572,524)                           $ 68,347,680
Cash and cash equivalents                                                   30
Receivable for fund shares sold                                        100,477
Receivable for interest                                              1,434,182
Receivable from fund administrator                                      12,426
                                                                  -------------
      Total Assets                                                  69,894,795
                                                                  -------------

Liabilities
Payable to Custodian Bank - Line of Credit                              47,600
Payable for fund shares repurchased                                      1,000
Accrued expenses                                                         7,295
Management fee payable                                                  31,508
Distribution fee payable                                                14,902
Fund service fee payable                                                 5,374
                                                                  -------------
      Total Liabilities                                                107,679
                                                                  -------------
Net Assets Applicable to Outstanding Shares                       $ 69,787,116
                                                                  =============

Net Asset Value and Offering Price per Share
$69,787,116 / 5,321,374 shares outstanding                        $      13.11
Sales Charge -- 4.00% of offering price                                   0.55
                                                                  -------------
Maximum Offering Price                                            $      13.66
                                                                  =============

Net Assets Represent
Capital stock at par value                                        $     53,214
Paid-in capital                                                     66,719,094
Accumulated undistributed net investment income                          4,896
Accumulated undistributed net realized loss
      on investments                                                  (765,244)
Unrealized appreciation of investments                               3,775,156
                                                                  -------------
Net Assets                                                        $ 69,787,116
                                                                  =============

Sentinel Tax-Free Income Fund
Statement of Operations
For the Six Months Ended May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                                          $  1,932,415
                                                                  -------------

Expenses:
Management advisory fee                                                187,345
Transfer agent fees                                                     29,475
Custodian fees                                                           7,797
Distribution expense                                                    70,261
Accounting services                                                     11,350
Auditing fees                                                            4,500
Legal fees                                                               1,700
Reports and notices to shareholders                                      2,500
Registration and filing fees                                            10,941
Directors' fees and expenses                                             3,786
Other                                                                    4,542
                                                                  -------------
      Total Expenses                                                   334,197
      Expense Reimbursement                                            (64,595)
      Expense Offset                                                    (6,297)
                                                                  -------------
      Net Expenses                                                     263,305
                                                                  -------------
Net Investment Income                                                1,669,110
                                                                  -------------

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on sales of investments                              (22,988)
Net change in unrealized appreciation                                1,162,432
                                                                  -------------
Net Realized and Unrealized Gain on Investments                      1,139,444
                                                                  -------------
Net Increase in Net Assets from Operations                        $  2,808,554
                                                                  =============

See Notes to Financial Statements.

Sentinel Tax-Free Income Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                            Six Months            Year
                                                                 Ended           Ended
                                                               5/31/01        11/30/00
                                                           (Unaudited)
                                                         -------------   -------------

Increase in Net Assets from Operations
Net investment income                                    $  1,669,110    $  3,752,160
Net realized loss on sales of investments                     (22,988)        (73,825)
Net change in unrealized appreciation (depreciation)        1,162,432       1,562,905
                                                         -------------   -------------
Net increase in net assets from operations                  2,808,554       5,241,240
                                                         -------------   -------------

Distributions to Shareholders
From net investment income                                 (1,668,741)     (3,754,323)
From net realized gain on investments                              --              --
                                                         -------------   -------------
Total distributions to shareholders                        (1,668,741)     (3,754,323)
                                                         -------------   -------------

From Capital Share Transactions
Net proceeds from sales of shares                           4,409,988       6,491,208
Net asset value of shares in reinvestment
      of dividends and distributions                        1,105,125       2,517,553
                                                         -------------   -------------
                                                            5,515,113       9,008,761
Less: Payments for shares reacquired                       (5,717,603)    (27,620,607)
                                                         -------------   -------------
Decrease in net assets from capital share transactions       (202,490)    (18,611,846)
                                                         -------------   -------------
Total Increase (Decrease) in Net Assets for period            937,323     (17,124,929)
Net Assets: Beginning of period                            68,849,793      85,974,722
                                                         -------------   -------------
Net Assets: End of period                                $ 69,787,116    $ 68,849,793
                                                         =============   =============

Undistributed Net Investment Income
      at End of Period                                   $      4,896    $      4,527
                                                         =============   =============

See Notes to Financial Statements.
64

Sentinel Tax-Free Income Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------

                                                  Six Months
                                           Ended 5/31/01 (A)      Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
Class A Shares                                   (Unaudited)    11/30/00 (A)      11/30/99      11/30/98      11/30/97     11/30/96
                                               --------------  --------------  ------------  ------------  ------------ ------------

Net asset value at beginning of period               $ 12.90         $ 12.60       $ 13.78       $ 13.64       $ 13.53       $13.62
                                               --------------  --------------  ------------  ------------  ------------ ------------


Income (Loss) from Investment Operations
Net investment income                                   0.31            0.64          0.64          0.65          0.65         0.65
Net realized and unrealized gain (loss) on investments  0.21            0.30         (1.01)         0.33          0.24        (0.09)

                                               --------------  --------------  ------------  ------------  ------------ ------------

Total from investment operations                        0.52            0.94         (0.37)         0.98          0.89         0.56
                                               --------------  --------------  ------------  ------------  ------------ ------------


Less Distributions
Dividends from net investment income                    0.31            0.64          0.64          0.65          0.65         0.65
Distributions from realized gains on investments          --              --          0.17          0.19          0.13           --
                                               --------------  --------------  ------------  ------------  ------------ ------------

Total Distributions                                     0.31            0.64          0.81          0.84          0.78         0.65
                                               --------------  --------------  ------------  ------------  ------------ ------------

Net asset value at end of period                     $ 13.11         $ 12.90       $ 12.60       $ 13.78       $ 13.64       $13.53
                                               ==============  ==============  ============  ============  ============ ============

Total Return (%) *                                      4.07++          7.74         (2.79)         7.45          6.86         4.31

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         0.77+           0.77          0.73          0.74          0.91         0.94
Ratio of expenses to average net assets before
     voluntary expense reimbursements (%) **            0.95+           0.96          0.91          0.92          0.95         0.97
Ratio of net investment income to average net
     assets (%)                                         4.75+           5.08          4.84          4.77          4.84         4.86
Ratio of net investment income to average net assets
     before voluntary expense reimbursements (%) **     4.57+           4.89          4.66          4.59          4.84         4.86
Portfolio turnover rate (%)                                6++             5            34            37            47          112
Net assets at end of period (000 omitted)            $69,787         $68,850       $85,975       $88,683       $87,935      $99,967

(A)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Note (2).

See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund
Investment in Securities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                              Principal Amount         Value
                                                   (M=$1,000)          (Note 1)
--------------------------------------------------------------------------------

Bonds 95.4%
New York 82.5%
City University New York
 Certificate of Participation
 5.75%, 08/15/05                                        300M       $   323,553
Coxsackie Athens New York
 Central School District
 5.50%, 06/15/13 (FSA)                                  260M           274,677
Dutchess County, NY G/O
 5.00%, 06/15/17                                        325M           323,931
Long Island, NY Electric
 Power Revenue
 5.50%, 12/01/13                                        500M           536,970
 5.25%, 12/01/26                                        200M           194,254
Metro Transportation Authority
 5.75%, 07/01/13                                        250M           245,422
 5.00%, 04/01/23 (FGIC)                                 250M           274,448
Monroe County G/O
 6.00%, 03/01/14                                        250M           281,632
Monroe County Industrial
 Dev. Agency
 5.375%, 04/01/29                                       510M           482,215
Monroe Woodbury Central
 School Dist.
 5.625%, 05/15/22 (MBIA)                                250M           256,265
Nassau County Industrial
 Dev. Agency
 4.75%, 07/01/28                                        500M           458,000
New York City Municipal
 Water Fin. Auth.
 5.00%, 06/15/12                                        210M           217,367
 6.00%, 06/15/17                                        100M           103,085
 5.75%, 06/15/20 (MBIA)                                 220M           228,175
 5.875%, 06/15/25 (MBIA)                                500M           550,180
 5.125%, 06/15/30 (FGIC)                                300M           292,260
New York, NY G/O Series G
 5.75%, 02/01/20                                        400M           412,892
New York, NY Transitional
 Fin. Auth.
 4.75%, 11/01/18                                        200M           189,986
 5.00%, 05/01/29                                        500M           477,545
New York State Dorm.
 Authority Revenue
 4201 Schools Program
 5.00%, 07/01/10                                        250M           260,543
City University System
 5.625%, 07/01/16                                       250M           268,870
 5.375%, 07/01/25 (AMBAC)                               200M           201,174
Department of Health
 5.50%, 07/01/20                                        125M           126,315
Fordham University (FGIC)
 5.75%, 07/01/15                                        215M           225,234
Memorial Sloan Kettering
 Cancer Center
 5.50%, 07/01/23 (MBIA)                                 500M           525,610
Mental Health Services
 5.70%, 08/15/09                                        250M           271,155
 5.50%, 08/15/17                                        600M           613,920
 4.50%, 08/15/28 (AMBAC)                                500M           437,485
New York Medical College
 4.75%, 07/01/27 (MBIA)                                 250M           228,375
Nursing Home-Hebrew Home
 5.625%, 02/01/17                                       170M           174,717
Presbyterian FHA
Hospital (AMBAC)
 4.75%, 08/01/27                                        500M           452,125
Saint Johns Univ
 5.25%, 07/01/18 (MBIA)                                 205M           207,798
State Univ. Educ. Fac. - Ser A
 7.20%, 05/15/06                                        200M           212,428
 6.375%, 05/15/14                                       250M           270,733
State Univ. Educ. Fac. - Ser B
 4.75%, 05/15/28                                        250M           225,422
Wyckoff Heights Medical Ctr.
 5.3%, 08/15/21                                         250M           250,498
New York State Environmental
 Facilities
 5.75%, 01/15/13                                        250M           265,862
 5.75%, 03/15/13                                        300M           308,103
New York State Environmental
 Water Revenue
 7.25%, 06/15/10                                        5M               5,105
 7.25%, 06/15/10 (Prerefunded)                          55M             56,170
New York State Housing
 Finance Agency
 5.625%, 05/01/02                                       250M           255,023
New York State Local Govt.
 Assistance Corp.
 7.00%, 04/01/08                                        100M           105,552
 5.375%, 04/01/16 (AMBAC)                               300M           307,968
New York State Medical
 Care Facilities
 7.30%, 02/15/21                                        10M             10,256
 7.30%, 02/15/21                                        15M             15,435
Hospitals & Nursing Homes
 6.45%, 02/15/09
 (Prerefunded)                                          205M           220,629
New York State Thruway
 Auth. Service Contract
 5.25%, 01/01/09                                        500M           533,370
 6.25%, 04/01/14                                        200M           223,620
New York State Urban
 Development Corp.
 6.00%, 01/01/15 (AMBAC)                                485M           529,795
 5.70%, 04/01/20                                        250M           268,307
 4.75%, 01/01/28 (AMBAC)                                250M           229,178
North Hempstead, NY G/O
 6.00%, 07/15/15 (FGIC)                                 500M           546,110
Saint Lawrence University
 5.625%, 07/01/13 (MBIA)                                250M           262,487
Suffolk County, NY Judicial
 Svc. Agreement
 5.75%, 10/15/13 (AMBAC)                                500M           542,925
Suffolk County, NY
 Water Authority
 5.625%, 06/01/16 (AMBAC)                               170M           173,624
Triborough Bridge &
 Tunnel Authority
 6.00%, 01/01/12                                        250M           281,040
 5.125%, 01/01/22                                       250M           246,705
United Nations Development
 Corp.
 6.00%, 07/01/12                                        250M           269,865
                                                                   ------------
                                                                    16,732,388
                                                                   ------------
Puerto Rico 12.9%
Puerto Rico Childrens
 Trust Fund
 6.00%, 07/01/26                                        500M           523,825
Puerto Rico Commonwealth
 5.375%, 07/01/21 (MBIA)                                255M           259,751
 5.40%, 07/01/25                                        300M           302,970
Puerto Rico Commonwealth
 Highway & Trans. Auth
 5.75%, 07/01/16 (MBIA)                                 500M           540,470
Puerto Rico Electric Power
 Authority
 4.50%, 07/01/18 (MBIA)                                 300M           281,916
Puerto Rico Indl. Tourist Edl
 Med. & Envir. Ctl. Facs
 5.00%, 10/01/22 (MBIA)                                 300M           296,106
Puerto Rico Public Building
 Authority
 5.75%, 07/01/15                                        400M           410,913
                                                                   ------------
                                                                     2,615,951
                                                                   ------------
Total Bonds
 (Cost $18,626,003)                                                 19,348,339
                                                                   ------------

                                                                     (continued)
66

Sentinel New York Tax-Free Income Fund
Investment in Securities (cont'd.)
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                               Principal Amount        Value
                                                   (M=$1,000)         (Note 1)
--------------------------------------------------------------------------------

Short-Term Investments 2.5%
BlackRock Provident
 Institutional New York
 Money Fund 2.78% (a)
 (Cost $515,000)                                        515M       $   515,000
                                                                   ------------
Total Investments
 (Cost $19,141,003)*                                                19,863,339

Excess of Other Assets
 Over Liabilities 2.1%                                                 422,189
                                                                   ------------
Net Assets                                                         $20,285,528
                                                                   ============

* Also cost for federal income tax purposes. At May 31, 2001, net unrealized appreciation for federal income tax purposes aggregated $722,336 of which, $819,527 related to appreciated securities and $97,191 related to depreciated securities.
(a)  Variable rate security that may be tendered back to issuer at par.
     The following abbreviations are used in portfolio descriptions:
     (AMBAC) - Guaranteed by AMBAC Indemnity Corp.
     (FGIC) - Guaranteed by Financial Guaranty Insurance Co.
     (FSA) - Guaranteed by Financial Security Assurance, Inc.
     (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp.
     G/O - General Obligation Bond


                                              See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund
Statement of Assets and Liabilities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $ 19,141,003)                          $ 19,863,339
Cash and cash equivalents                                                9,801
Receivable for fund shares sold                                         72,024
Receivable for interest                                                350,238
Receivable from fund administrator                                       6,924
                                                                  ------------
      Total Assets                                                  20,302,326
                                                                  ------------
Liabilities
Accrued expenses                                                         3,022
Management fee payable                                                   9,044
Distribution fee payable                                                 3,771
Fund service fee payable                                                   961
                                                                  ------------
      Total Liabilities                                                 16,798
                                                                  ------------
Net Assets Applicable to Outstanding Shares                       $ 20,285,528
                                                                  ============
Net Asset Value and Offering Price Per Share
$20,285,528 / 1,705,137 shares outstanding                        $      11.90
Sales Charge -- 4.00% of Offering Price                                   0.50
                                                                  ------------
Maximum Offering Price Per Share                                  $      12.40
                                                                  ============


Net Assets Represent
Capital stock at par value                                        $     17,051
Paid-in capital                                                     19,873,231
Accumulated undistributed net investment income                            778
Accumulated undistributed net realized loss
      on investments                                                  (327,868)
Unrealized appreciation of investments                                 722,336
                                                                  ------------
Net Assets                                                        $ 20,285,528
                                                                  ============


Sentinel New York Tax-Free Income Fund
Statement of Operations
For the Six Months Ended May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                                          $    502,406
                                                                  ------------
Expenses:
Management advisory fee                                                 51,892
Transfer agent fees                                                      3,545
Custodian fees                                                           2,328
Distribution expense                                                    19,459
Accounting services                                                      3,135
Auditing fees                                                            2,000
Legal fees                                                                 350
Reports and notices to shareholders                                        200
Registration and filing fees                                             1,654
Directors' fees and expenses                                             1,041
Other                                                                    5,074
                                                                  ------------
      Total Expenses                                                    90,678
      Expense Reimbursement                                            (71,670)
      Expense Offset                                                    (2,178)
                                                                  ------------
      Net Expenses                                                      16,830
                                                                  ------------
Net Investment Income                                                  485,576
                                                                  ------------
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on sales of investments                               (6,978)
Net change in unrealized appreciation                                  487,217
                                                                  ------------
Net Realized and Unrealized Gain on Investments                        480,239
                                                                  ------------
Net Increase in Net Assets from Operations                        $    965,815
                                                                  ============
See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                          Six Months         Year
                                                            Ended           Ended
                                                            5/31/01        11/30/00
                                                           (Unaudited)
                                                         --------------  --------------

Increase in Net Assets from Operations
Net investment income                                    $    485,576    $    928,139
Net realized loss on sales of investments                      (6,978)        (10,660)
Net change in unrealized appreciation                         487,217         631,658
                                                         --------------  --------------
Net increase in net assets from operations                    965,815       1,549,137
                                                         --------------  --------------
Distributions to Shareholders
From net investment income                                   (485,118)       (928,586)
From realized gain on investments                                  --              --
                                                         --------------  --------------
Total distributions to shareholders                          (485,118)       (928,586)
                                                         --------------  --------------
From Capital Share Transactions
Net proceeds from sales of shares                           2,388,831       3,667,640
Net asset value of shares in reinvestment
      of dividends and distributions                          334,804         675,724
                                                         --------------  --------------
                                                            2,723,635       4,343,364
Less: Payments for shares reacquired                       (1,636,938)     (2,420,795)
                                                         --------------  --------------
Increase in net assets from capital share transactions      1,086,697       1,922,569
                                                         --------------  --------------
Total Increase in Net Assets for period                     1,567,394       2,543,120
Net Assets: Beginning of period                            18,718,134      16,175,014
                                                         --------------  --------------
Net Assets: End of period                                $ 20,285,528    $ 18,718,134
                                                         ==============  ==============
Undistributed Net Investment Income
      at End of Period                                   $        778    $        320
                                                         ==============  ==============

See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.


                                                  Six Months
                                           Ended 5/31/01 (A)      Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
Class A Shares                                   (Unaudited)    11/30/00 (A)      11/30/99      11/30/98      11/30/97     11/30/96
                                               --------------  --------------  ------------  ------------  ------------ ------------
Net asset value at beginning of period               $ 11.59         $ 11.20       $ 12.19        $ 11.88       $11.72       $11.72
                                               --------------  --------------  ------------  ------------  ------------ ------------
Income (Loss) from Investment Operations
Net investment income                                   0.30            0.63          0.60           0.62         0.60         0.53
Net realized and unrealized gain (loss) on investments  0.31            0.39         (0.99)          0.34         0.25           --
                                               --------------  --------------  ------------  ------------  ------------ ------------
Total from investment operations                        0.61            1.02         (0.39)          0.96         0.85         0.53
                                               --------------  --------------  ------------  ------------  ------------ ------------
Less Distributions
Dividends from net investment income                    0.30            0.63          0.60           0.62         0.60         0.53
Distributions from realized gains on investments          --              --            --           0.03         0.09           --
                                               --------------  --------------  ------------  ------------  ------------ ------------
Total Distributions                                     0.30            0.63          0.60           0.65         0.69         0.53
                                               --------------  --------------  ------------  ------------  ------------ ------------
Net asset value at end of period                     $ 11.90         $ 11.59       $ 11.20        $ 12.19       $11.88       $11.72
                                               ==============  ==============  ============  ============  ============ ============
Total Return (%) *                                      5.25 ++         9.40         (3.30)          8.29         7.65         4.75

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         0.20 +          0.02            --             --         0.30         1.04
Ratio of expenses to average net assets before
      voluntary expense reimbursements (%) **           0.93 +          0.96          0.96           1.01         1.09         1.10
Ratio of net investment income to average net
      assets (%)                                        4.99 +          5.54          5.13           5.17         5.31         4.65
Ratio of net investment income to average net assets
      before voluntary expense reimbursements (%) **    4.25 +          4.61          4.20           4.19         4.57         4.65
Portfolio turnover rate (%)                                4 ++            4            31              6           21           48
Net assets at end of period (000 omitted)            $20,286         $18,718       $16,175        $11,978       $7,704       $5,749


(A)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Note (2).

See Notes to Financial Statements.
70

Sentinel Government Securities Fund Investment in Securities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                Principal Amount     Value
                                                   (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------

U.S. Government Obligations 119.4%
U.S. Treasury Obligations 23.1%
10-Year:
 Note 5%, '11                                         7,000M      $  6,790,490
                                                                  ------------
30-Year:
 Bond 5.375%, '31                                     9,000M         8,495,100
                                                                  ------------
Total U.S. Treasury Obligations                                     15,285,590
                                                                  ------------
U.S. Government Agency Obligations 96.3%
Federal Home Loan Mortgage Corporation 13.9%
Agency Discount Notes:
 3.85%, 08/09/01                                      3,500M         3,474,173
                                                                  ------------
Mortgage-Backed Securities:
15-Year:
 9%, '06                                                 24M            25,226
                                                                  ------------
30-Year:
 8.25%, '05                                              15M            15,652
 11%, '09                                                 4M             4,750
 11%, '15                                                19M            20,763
 11%, '15                                                13M            14,577
 11%, '15                                                17M            19,140
 11%, '17                                                 4M             4,877
 11%, '17                                                53M            58,045
 7.5%, '18                                            1,083M         1,119,671
 7.5%, '24                                            1,681M         1,739,430
 7%, '28                                              2,677M         2,711,412
                                                                  ------------
                                                                     5,708,317
                                                                  ------------
Total Federal Home Loan
 Mortgage Corporation                                                9,207,716
                                                                  ------------
Federal National Mortgage Association 69.6%
Agency Discount Notes:
 3.79%, 08/09/01                                      5,300M         5,261,500
 3.89%, 08/15/01                                      4,500M         4,463,531
                                                                  ------------
                                                                     9,725,031
                                                                  ------------
Mortgage-Backed Securities:
10-Year:
 7%, '10                                              1,033M         1,059,188
                                                                  ------------
15-Year:
 8.25%, '02                                              15M            15,459
 9.75%, '04                                              46M            47,373
 7%, '07                                                993M         1,023,263
 8.5%, '11                                              528M           560,704
 6.5%, '12                                            1,580M         1,598,085
 7%, '13                                              3,100M         3,174,695
 6.5%, '16                                            4,921M         4,955,216
 7%, '16                                              1,409M         1,440,279
                                                                  ------------
                                                                    12,815,074
                                                                  ------------
20-Year:
 10%, '18                                               241M           266,607
 10%, '18                                               344M           374,718
 6.5%, '20                                              205M           203,951
 7%, '20                                              1,985M         2,014,087
                                                                  ------------
                                                                     2,859,363
                                                                  ------------
30-Year:
 9.25%, '09                                             141M           150,656
 10.5%, '17                                             671M           745,642
 10%, '19                                               250M           271,721
 7%, '23                                              2,667M         2,710,885
 8%, '23                                              1,310M         1,378,525
 10%, '24                                               682M           740,005
 6.5%, '25                                            2,214M         2,200,384
 9.5%, '25                                              519M           560,600
 8%, '27                                              1,393M         1,463,624
 8%, '27                                                648M           676,839
 8%, '27                                              1,190M         1,250,476
 8%, '28                                                672M           705,687
 6.5%, '29                                            1,378M         1,364,502
 7%, '29                                              2,025M         2,045,261
 7%, '29                                              3,298M         3,345,793
                                                                  ------------
                                                                    19,610,600
                                                                  ------------
Total Federal National
 Mortgage Association                                               46,069,256
                                                                  ------------
Government National
 Mortgage Association 12.8%
Mortgage-Backed Securities:
10-Year:
 7%, '03                                                291M           295,669
 7%, '03                                                410M           416,565
                                                                  ------------
                                                                       712,234
                                                                  ------------
15-Year:
 7.5%, '15                                            1,274M         1,331,353
                                                                  ------------
30-Year:
 7%, '28                                              1,489M         1,508,508
 7.5%, '28                                            3,307M         3,405,933
 8.75%, '30                                           1,428M         1,492,536
                                                                  ------------
                                                                     6,406,977
                                                                  ------------
Total Government National
 Mortgage Association                                                8,450,564
                                                                  ------------
Total U.S. Government
 Agency Obligations                                                 63,727,536
                                                                  ------------
Total U.S. Government Obligations
 (Cost $79,342,993)                                                 79,013,126
                                                                  ------------
Corporate Short-Term Notes 8.9%
General Motors
 Acceptance Corp.
 4.01%, 06/13/01                                      2,200M         2,197,059
MetLife Funding Corp.
 3.88%, 08/15/01                                      1,900M         1,884,642
Salomon Smith Barney
 Holdings
 4.06%, 06/01/01                                      1,800M         1,800,000
                                                                  ------------
Total Corporate Short-term Notes
 (Cost $5,881,701)                                                   5,881,701
                                                                  ------------
Total Investments
 (Cost $85,224,694)*                                                84,894,827

Excess of Liabilities
 Over Other Assets (28.3%)                                         (18,731,400)
                                                                  ------------
Net Assets                                                        $ 66,163,427
                                                                  ============
--------------------------------------------------------------------------------
* Cost for federal income tax purposes is substantially similar At May 31, 2001 unrealized depreciation for federal income tax purposes aggregated $329,867 of which $455,265 related to appreciated securities and $785,132 related to depreciated securities.

See Notes to Financial Statements.

Sentinel Government Securities Fund
Statement of Assets and Liabilities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $85,224,694)                           $ 84,894,827
Cash and cash equivalents                                              267,183
Receivable for securities sold                                           7,615
Receivable for fund shares sold                                        265,509
Receivable for interest                                                263,103
Receivable from fund administrator                                      18,349
                                                                  ------------
      Total Assets                                                  85,716,586
                                                                  ------------
Liabilities
Payable for securities purchased                                    19,469,625
Payable for fund shares repurchased                                     15,635
Accrued expenses                                                        13,839
Management fee payable                                                  29,987
Distribution fee payable                                                17,298
Fund service fee payable                                                 6,775
                                                                  ------------
      Total Liabilities                                             19,553,159
                                                                  ------------
Net Assets Applicable to Outstanding Shares                       $ 66,163,427
                                                                  ============
Net Asset Value and Offering Price Per Share
$66,163,427 / 6,706,803 shares outstanding                        $       9.87
Sales Charge -- 4.00% of Offering Price                                   0.41
                                                                  ------------
Maximum Offering Price Per Share                                  $      10.28
                                                                  ============
Net Assets Represent
Capital stock at par value                                        $     67,068
Paid-in capital                                                     72,676,414
Accumulated distributions in excess of
      net investment income                                             (8,942)
Accumulated undistributed net realized loss
      on investments                                                (6,241,246)
Unrealized depreciation of investments                                (329,867)
                                                                  ------------
Net Assets                                                        $ 66,163,427
                                                                  ============

Sentinel Government Securities Fund
Statement of Operations
For the Six Months Ended May 31, 2001 (Unaudited)

Investment Income
Income:
Interest                                                          $  2,174,413
                                                                  ------------
Expenses:
Management advisory fee                                                171,922
Transfer agent fees                                                     48,950
Custodian fees                                                           9,095
Distribution expense                                                    64,468
Accounting services                                                     10,390
Auditing fees                                                            3,750
Legal fees                                                                 500
Reports and notices to shareholders                                      3,000
Registration and filing fees                                            11,052
Directors' fees and expenses                                             3,477
Other                                                                    2,991
                                                                  ------------
      Total Expenses                                                   329,595
      Expense Reimbursement                                            (53,107)
      Expense Offset                                                    (8,095)
                                                                  ------------
      Net Expenses                                                     268,393
                                                                  ------------
Net Investment Income                                                1,906,020
                                                                  ------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                            1,876,795
Net change in unrealized appreciation (depreciation)                (1,608,919)
                                                                  ------------
Net Realized and Unrealized Gain on Investments                        267,876
Net Increase in Net Assets from Operations                        $  2,173,896
                                                                  ============
See Notes to Financial Statements.
72

Sentinel Government Securities Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                         Six Months            Year
                                                              Ended           Ended
                                                            5/31/01        11/30/00
                                                         (Unaudited)
                                                       ------------    ------------
Increase in Net Assets from Operations
Net investment income                                  $  1,906,020    $  4,047,026
Net realized gain (loss) on sales of investments          1,876,795        (428,780)
Net change in unrealized appreciation (depreciation)     (1,608,919)      1,911,944
                                                       ------------    ------------
Net increase in net assets from operations                2,173,896       5,530,190
                                                       ------------    ------------
Distributions to Shareholders
From net investment income                               (1,907,643)     (4,024,408)
From net realized gain on investments                            --              --
Total distributions to shareholders                      (1,907,643)     (4,024,408)
                                                       ------------    ------------
From Capital Share Transactions
Net proceeds from sales of shares                        13,793,361       9,932,057
Net asset value of shares in reinvestment
      of dividends and distributions                      1,487,964       3,116,488
                                                       ------------    ------------
                                                         15,281,325      13,048,545
Less: Payments for shares reacquired                    (10,034,680)    (19,040,080)
                                                       ------------    ------------
Increase (decrease) in net assets from
      capital share transactions                          5,246,645      (5,991,535)
                                                       ------------    ------------
Total Increase (Decrease) in Net Assets for period        5,512,898      (4,485,753)
Net Assets: Beginning of period                          60,650,529      65,136,282
                                                       ------------    ------------
Net Assets: End of period                              $ 66,163,427    $ 60,650,529
                                                       ============    ============
Distributions in Excess of Net Investment Income
      at End of Period                                 $     (8,942)   $     (3,135)
                                                       ============    ============

See Notes to Financial Statements.

Sentinel Government Securities Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                  Six Months
                                           Ended 5/31/01 (A)      Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
Class A Shares                                   (Unaudited)    11/30/00 (A)      11/30/99      11/30/98      11/30/97     11/30/96
                                               --------------  --------------  ------------  ------------  ------------ ------------

Net asset value at beginning of period               $  9.81         $  9.56       $ 10.46       $ 10.09       $ 10.00      $ 10.30
                                               --------------  --------------  ------------  ------------  ------------ ------------

Income (Loss) from Investment Operations
Net investment income                                   0.29            0.64          0.64          0.61          0.59         0.61
Net realized and unrealized gain (loss) on investments  0.06            0.25         (0.90)         0.37          0.09        (0.30)

                                               --------------  --------------  ------------  ------------  ------------ ------------

Total from investment operations                        0.35            0.89         (0.26)         0.98          0.68         0.31
                                               --------------  --------------  ------------  ------------  ------------ ------------

Less Distributions
Dividends from net investment income                    0.29            0.64          0.64          0.61          0.59         0.61
Distributions from realized gains on investments          --              --            --            --            --           --
Total Distributions                                     0.29            0.64          0.64          0.61          0.59         0.61
                                               --------------  --------------  ------------  ------------  ------------ ------------

Net asset value at end of period                     $  9.87         $  9.81       $  9.56       $ 10.46       $ 10.09      $ 10.00
                                               ==============  ==============  ============  ============  ============ ============

Total Return (%) *                                      3.62 ++         9.72         (2.49)        10.02          7.15         3.22

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         0.86 +          0.87          0.84          0.91          0.98         1.00
Ratio of expenses to average net assets before
      voluntary expense reimbursements (%) **           1.02 +          1.03          0.98          0.99          0.99         1.01
Ratio of net investment income to average net
      assets (%)                                        5.91 +          6.72          6.46          6.02          6.15         6.18
Ratio of net investment income to average net assets
      before voluntary expense reimbursements (%) **    5.75 +          6.56          6.34          5.94          6.15         6.18
Portfolio turnover rate (%)                              230 ++          232           330           355           249          614
Net assets at end of period (000 omitted)            $66,163         $60,651       $65,136       $76,498       $75,810      $92,299


(A)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Note (2).

See Notes to Financial Statements.
74

Sentinel Short Maturity Government Fund
Investment in Securities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                Principal Amount      Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------

U.S. Government Agency
 Obligations 101.1%
Federal Home Loan Mortgage Corporation 30.7%
Collateralized Mortgage Obligations:
 FHLMC T-2A, 7%, '21                                    182M       $   186,315
                                                                   -----------
Mortgage-Backed Securities:
15-Year:
 9%, '01                                                 15M            15,498
 9%, '01                                                  4M             3,799
 9.5%, '01                                               177               180
 7.5%, '02                                               52M            52,289
 8%, '02                                                 71M            72,357
 9%, '02                                                 62M            62,661
 9.5%, '03                                                2M             1,733
 9.5%, '03                                               43M            44,563
 6.5%, '04                                              226M           230,180
 9.5%, '04                                               67M            70,136
 8.5%, '05                                              103M           106,503
 9%, '05                                                 92M            94,884
 9.5%, '05                                              195M           202,786
 10%, '05                                                21M            22,184
 9%, '06                                                173M           181,602
 8.5%, '07                                               17M            17,461
 9%, '07                                                851M           887,456
 9%, '07                                                127M           133,377
 8%, '08                                                105M           109,869
 5.5%, '09                                              275M           274,182
 6.5%, '09                                              311M           316,699
 7.5%, '09                                               79M            81,898
 7%, '10                                               2209M         2,275,498
 6%, '11                                                134M           134,644
 7.5%, '11                                             1092M         1,131,017
 8%, '11                                                609M           634,142
 8%, '11                                                702M           729,359
 8%, '15                                                783M           812,726
                                                                   -----------
                                                                     8,699,683
                                                                   -----------
30-Year:
 8.5%, '03                                              119M           122,356
 7%, '06                                                166M           170,071
 7.75%, '06                                              44M            45,839
 6.5%, '07                                              143M           144,331
 7%, '07                                                 82M            83,600
 8%, '07                                                412M           428,747
 8.25%, '07                                             194M           203,644
 7.5%, '08                                              419M           432,442
 7.5%, '08                                              230M           236,049
 7.75%, '08                                             106M           109,780
 8%, '08                                               1496M         1,557,831
 8%, '08                                                466M           484,511
 8.75%, '08                                             140M           147,371
 9.25%, '08                                             119M           124,967
 9.25%, '08                                              15M            14,967
 7.5%, '09                                              293M           303,113
 7.75%, '09                                             150M           155,111
 8%, '09                                                 70M            72,940
 8%, '09                                                 90M            93,166
 8.25%, '09                                             316M           330,824
 8.25%, '09                                            1016M         1,064,322
 8.5%, '09                                              556M           580,879
 10.25%, '09                                              9M             9,810
 7.75%, '17                                             124M           128,975
 8%, '17                                                361M           376,756
 8.75%, '17                                            1127M         1,182,239
 7.5%, '19                                              136M           140,405
 8%, '23                                                312M           327,652
                                                                   -----------
                                                                     9,072,698
                                                                   -----------
Total Federal Home Loan
 Mortgage Corporation                                               17,958,696
                                                                   -----------
Federal National Mortgage Association 66.3%
Collateralized Mortgage Obligations:
 FNMA 1989-96 G, 8.75%, '19                              46M            46,503
                                                                   -----------
Mortgage-Backed Securities:
7-Year Balloon:
 7%, '04                                                272M           277,941
                                                                   -----------
10-Year
 5.5%, '09                                             3624M         3,611,047
 6.5%, '09                                             1580M         1,605,732
 7%, '10                                               1431M         1,467,889
 7.5%, '10                                              365M           374,831
 6.5%, '11                                             3232M         3,287,554
                                                                   -----------
                                                                    10,347,053
                                                                   -----------
15-Year:
 9%, '02                                                  2M             1,578
 9%, '02                                                 39M            38,951
 6.5%, '03                                               19M            19,142
 7%, '03                                                 30M            30,860
 9.5%, '03                                              190M           192,043
 6%, '04                                                158M           158,174
 7%, '07                                                229M           235,966
 7%, '07                                                338M           348,125
 7%, '07                                                 96M            98,580
 7%, '07                                                108M           110,978
 7%, '07                                                115M           118,206
 7%, '07                                                196M           202,003
 7%, '07                                               2187M         2,253,041
 7%, '07                                                796M           819,716
 6.5%, '08                                             1560M         1,586,932
 6.5%, '09                                             1318M         1,340,824
 7%, '09                                                597M           615,400
 7.25%, '09                                             375M           385,973
 7%, '10                                               1233M         1,270,457
 7%, '10                                                289M           297,432
 9%, '10                                                395M           414,736
 7%, '11                                                587M           604,539
 6.5%, 12                                              1723M         1,741,913
 7%, '12                                                692M           709,338
 7%, '12                                               1054M         1,083,349
 7.5%, '14                                             3184M         3,289,915
                                                                   -----------
                                                                    17,968,171
                                                                   -----------
20-Year:
 10.5%, '18                                             456M           507,549
                                                                   -----------
30-Year:
 10.5%, '03                                               37                39
 8%, '04                                                 40M            40,903
 8%, '04                                                 25M            25,519
 9%, '04                                                 82M            83,509
 7%, '05                                                129M           132,071
 8%, '05                                                348M           354,863
 9%, '05                                                248M           259,607
 7.75%, '06                                             192M           198,994
 8%, '06                                                275M           283,607
 8%, '06                                                152M           155,008
 7.5%, '07                                              175M           181,029
 7.5%, '07                                               43M            43,906
 7.5%, '07                                              490M           504,255
 7.5%, '08                                              244M           250,897
 7.75%, '08                                             131M           136,143
 8%, '08                                                129M           134,942
 8%, '08                                                222M           231,894
 8%, '08                                                269M           282,595
 8.5%, '08                                              130M           137,282
 8.25%, '09                                             105M           109,649
 8.25%, '09                                             344M           360,642
 8.75%, '09                                              42M            44,295
 9%, '09                                                143M           151,756
 8.5%,'11                                               642M           678,813
 8.5%, '11                                               85M            90,275
 8%, '12                                                562M           589,602
 8.75%, '13                                              29M            30,853
 6.5%, '14                                              422M           426,354
 7.5%, '14                                              366M           379,320
 11.5%, '15                                             153M           172,237
 12.5%, '15                                             198M           228,446
 10.5%, '16                                             514M           565,352
 8.25%, '17                                             167M           175,835
 9%, '17                                                206M           220,514
 10.5%, '18                                             105M           115,580
 7%, '19                                                112M           114,253
 11%, '19                                                58M            64,134
 7.45%, '22                                             299M           308,462
 7.45%, '22                                             452M           466,603
 8.25%, '22                                              74M            77,770
 10%, '23                                               300M           326,179
 9%, '25                                                212M           226,400
 10%, '25                                               346M           374,147
                                                                   -----------
                                                                     9,734,534
                                                                   -----------
Total Federal National
 Mortgage Association                                               38,881,751
                                                                   -----------
Government National Mortgage Association 4.1%
Mortgage-Backed Securities:
15-Year:
 8%, '02                                                  5M             4,670
 8%, '02                                                  2M             2,346
 8%, '02                                                  9M             8,927
 8%, '02                                                  5M             4,905
 9.5%, '04                                                1M               617
 9.75%. '04                                             234M           247,999
 9.75%, '05                                             319M           339,406
 9%, '06                                                 94M            96,474
 7%, '07                                                274M           283,682
 9%, '07                                                 10M            10,676
 7.5%, '08                                              163M           170,732

(continued)

Sentinel Short Maturity Government Fund
Investment in Securities (cont'd.)
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                Principal Amount     Value
                                                    (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------

 8%, '08                                                167M       $   175,039
 9%, '11                                                156M           165,466
 7.5%, '12                                              184M           191,648
 7.5%, '13                                              215M           224,224
                                                                   -----------
                                                                     1,926,811
                                                                   -----------
20-Year:
 9.25%, '07                                              14M            14,683
 9.75%, '10                                              37M            39,733
                                                                   -----------
                                                                        54,416
                                                                   -----------
30-Year:
 6.5%, '03                                               71M            71,780
 8%, '03                                                 94M            97,493
 8%, '04                                                 11M            11,949
 7.75%, '05                                             108M           112,806
 9%, '09                                                 44M            46,025
 10%, '09                                                 8M             8,935
 10%, '16                                                 4M             4,683
 9.25%, '26                                              82M            86,448
                                                                   -----------
                                                                       440,119
                                                                   -----------
Total Government National
 Mortgage Association                                                2,421,346
                                                                   -----------
Total U.S. Government Agency Obligations
 (Cost $58,668,684)                                                 59,261,793
                                                                   -----------
Corporate Short-Term Notes 3.4%
Salomon Smith Barney Holding Corp.
 4.06%, 6/01/01
 (Cost $2,000,000)                                    2,000M       $ 2,000,000
                                                                   -----------
Total Investments
 (Cost $60,668,684)*                                                61,261,793

Excess of Liabilities
 Over Other Assets (4.5%)                                           (2,643,181)
                                                                   -----------
Net Assets                                                         $58,618,612
                                                                   ===========
--------------------------------------------------------------------------------
* Cost for federal income tax purposes is substantially similar. At May 31, 2001 unrealized appreciation for federal income tax purposes aggregated $593,109 of which $609,781 related to appreciated securities and $16,672 related to depreciated securities.

See Notes to Financial Statements.
76

Sentinel Short Maturity Government Fund
Statement of Assets and Liabilities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $60,668,684)                           $ 61,261,793
Cash and cash equivalents                                              959,365
Receivable for securities sold                                       2,191,713
Receivable for fund shares sold                                        283,383
Receivable for interest                                                409,991
Receivable from fund administrator                                      21,437
                                                                  ------------
      Total Assets                                                  65,127,682
                                                                  ------------
Liabilities
Payable for securities purchased                                     5,217,315
Payable for fund shares repurchased                                  1,239,647
Accrued expenses                                                         6,987
Management fee payable                                                  26,162
Distribution fee payable                                                13,450
Fund service fee payable                                                 5,509
                                                                  ------------
      Total Liabilities                                              6,509,070
                                                                  ------------
Net Assets Applicable to Outstanding Shares                       $ 58,618,612
                                                                  ============
Net Asset Value and Offering Price Per Share
$58,618,612 / 6,100,741 shares outstanding                        $       9.61
Sales Charge -- 1.00% of Offering Price                                   0.10
                                                                  ------------
Maximum Offering Price Per Share                                  $       9.71
                                                                  ============
Net Assets Represent
Capital stock at par value                                        $     61,007
Paid-in capital                                                     61,070,731
Accumulated undistributed net investment income                          1,376
Accumulated undistributed net realized loss
      on investments                                                (3,107,611)
Unrealized appreciation of investments                                 593,109
                                                                  ------------
Net Assets                                                        $ 58,618,612
                                                                  ============
Sentinel Short Maturity Government Fund
Statement of Operations
For the Six Months Ended May 31, 2001 (Unaudited)

Investment Income
Income:
Interest                                                          $  1,942,609
                                                                  ------------
Expenses:
Management advisory fee                                                145,681
Transfer agent fees                                                     32,295
Custodian fees                                                          10,551
Distribution expense                                                    95,595
Accounting services                                                      8,760
Auditing fees                                                            2,500
Legal fees                                                               1,000
Reports and notices to shareholders                                      2,450
Registration and filing fees                                            11,399
Directors' fees and expenses                                             2,938
Other                                                                    6,382
                                                                  ------------
      Total Expenses                                                   319,551
      Expense Reimbursement                                           (107,262)
      Expense Offset                                                    (8,551)
                                                                  ------------
      Net Expenses                                                     203,738
Net Investment Income                                                1,738,871
                                                                  ------------
Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                              204,597
Net change in unrealized appreciation                                   32,826
                                                                  ------------
Net Realized and Unrealized Gain on Investments                        237,423
                                                                  ------------
Net Increase in Net Assets from Operations                        $  1,976,294
                                                                  ============
See Notes to Financial Statements.

Sentinel Short Maturity Government Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                       Six Months           Year
                                                            Ended          Ended
                                                          5/31/01       11/30/00
                                                       (Unaudited)
                                                     ------------    ------------
Increase in Net Assets from Operations
Net investment income                                $  1,738,871    $  3,880,730
Net realized gain (loss) on sales of investments          204,597        (788,780)
Net change in unrealized appreciation                      32,826         508,793
                                                     ------------    ------------
Net increase in net assets from operations              1,976,294       3,600,743
                                                     ------------    ------------
Distributions to Shareholders
From net investment income                             (1,730,336)     (3,843,275)
From realized gain on sale of investments                      --              --
                                                     ------------    ------------
Total distributions to shareholders                    (1,730,336)     (3,843,275)
                                                     ------------    ------------
From Capital Share Transactions
Net proceeds from sales of shares                      25,716,520      27,255,188
Net asset value of shares in reinvestment
      of dividends and distributions                    1,510,474       3,316,323
                                                     ------------    ------------
                                                       27,226,994      30,571,511
Less: Payments for shares reacquired                  (21,170,990)    (45,659,807)
                                                     ------------    ------------
Increase (decrease) in net assets from
      capital share transactions                        6,056,004     (15,088,296)
                                                     ------------    ------------
Total Increase (Decrease) in Net Assets for period      6,301,962     (15,330,828)
Net Assets: Beginning of period                        52,316,650      67,647,478
                                                     ------------    ------------
Net Assets: End of period                            $ 58,618,612    $ 52,316,650
                                                     ============    ============
Undistributed Net Investment Income
      at End of Period                               $      1,376    $      7,823
                                                     ============    ============

See Notes to Financial Statements.
78

Sentinel Short Maturity Government Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------

                                                  Six Months
                                           Ended 5/31/01 (A)      Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
Class A Shares                                   (Unaudited)    11/30/00 (A)      11/30/99      11/30/98      11/30/97     11/30/96
                                               --------------  --------------  ------------  ------------  ------------ ------------

Net asset value at beginning of period               $  9.56         $  9.58       $  9.88       $  9.82       $  9.81      $  9.84
                                               --------------  --------------  ------------  ------------  ------------ ------------


Income from Investment Operations
Net investment income                                   0.30            0.64          0.60          0.57          0.56         0.57
Net realized and unrealized gain (loss) on investments  0.05           (0.02)        (0.30)         0.06          0.01        (0.03)

                                               --------------  --------------  ------------  ------------  ------------ ------------

Total from investment operations                        0.35            0.62          0.30          0.63          0.57         0.54
                                               --------------  --------------  ------------  ------------  ------------ ------------


Less Distributions
Dividends from net investment income                    0.30            0.64          0.60          0.57          0.56         0.57
Distributions from realized gains on investments          --              --            --            --            --           --
                                               --------------  --------------  ------------  ------------  ------------ ------------

Total Distributions                                     0.30            0.64          0.60          0.57          0.56         0.57
                                               --------------  --------------  ------------  ------------  ------------ ------------

Net asset value at end of period                     $  9.61         $  9.56       $  9.58       $  9.88       $  9.82      $  9.81
                                               ==============  ==============  ============  ============  ============ ============


Total Return (%) *                                      3.74 ++         6.70          3.15          6.61          6.04         5.64

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         0.78 +          0.77          0.76          0.82          1.00         1.00
Ratio of expenses to average net assets before
      voluntary expense reimbursements (%) **           1.17 +          1.18          1.11          1.12          1.18         1.20
Ratio of net investment income to average net
      assets (%)                                        6.37 +          6.71          6.28          6.04          6.20         6.09
Ratio of net investment income to average net assets
      before voluntary expense reimbursements (%) **    5.97 +          6.30          5.94          5.76          6.14         5.93
Portfolio turnover rate (%)                               99 ++           88           203           229            61          120
Net assets at end of period (000 omitted)            $58,619         $52,317       $67,647       $68,346       $45,044      $36,474

(A)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Note (2).

See Notes to Financial Statements.

Sentinel U.S.Treasury Money Market Fund
Investment in Securities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                            Principal Amount       Value
                                                   (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------

U.S. Treasury Institutional
 Funds 10.4%
BlackRock Provident Institutional
T-Fund 3.93% (a)                                      5,830M     $   5,830,000
Federated Investors Treasury
 Obligations Fund 3.87% (a)                           5,680M         5,680,000
                                                                 --------------
Total U.S. Treasury Institutional Funds
 (Amortized Cost $11,510,000)                                       11,510,000
                                                                 --------------

U.S. Treasury Obligations 98.1%
U S Treasury Bill
 4.65%, 06/07/01                                      6,000M         5,995,350
U S Treasury Bill
 4.42%, 06/14/01                                      5,350M         5,341,461
U S Treasury Bill
 4.18%, 06/21/01                                      5,700M         5,686,763
U S Treasury Bill
 4.195%, 06/28/01                                     2,100M         2,093,393
U S Treasury Bill
 4.21%, 06/28/01                                     10,650M        10,616,373
U S Treasury Bill
 4.00%, 07/05/01                                      5,600M         5,578,844
U S Treasury Bill
 4.17%, 07/05/01                                      5,000M         4,980,308
U S Treasury Bill
 3.69%, 07/12/01                                     12,500M        12,447,469
U S Treasury Bill
 4.01%, 07/19/01                                      1,400M         1,392,514
U S Treasury Bill
 4.10%, 07/19/01                                      5,000M         4,972,667
U S Treasury Bill
 3.70%, 07/26/01                                      2,250M         2,237,281
U S Treasury Bill
 3.74%, 07/26/01                                      7,500M         7,457,146
U S Treasury Bill
 3.765%, 08/02/01                                     2,950M         2,930,872
U S Treasury Bill
 3.815%, 08/02/01                                     5,550M         5,513,535
U S Treasury Bill
 3.635%, 08/09/01                                     7,500M         7,447,747
U S Treasury Bill
 3.555%, 08/23/01                                     5,000M         4,959,019
U S Treasury Bill
 3.66%, 08/23/01                                      1,800M         1,784,811
U S Treasury Bill
 3.575%, 08/30/01                                     2,475M         2,452,879
U S Treasury Bill
 3.58%, 08/30/01                                      5,000M         4,955,250
U S Treasury Bill
 3.545%, 09/06/01                                     4,000M         3,961,793
U S Treasury Bill
 3.56%, 09/06/01                                      1,650M         1,634,173
U S Treasury Bill
 3.55%, 09/13/01                                      1,500M         1,484,617
U S Treasury Bill
 3.59%, 09/20/01                                      2,200M         2,175,648
                                                                 --------------
Total U.S. Treasury Obligations
 (Amortized Cost $108,099,913)                                     108,099,913
                                                                 --------------
Total Investments
 (Amortized Cost $119,609,913)*                                    119,609,913

Excess of Liabilities
 Over Other Assets (8.5%)                                           (9,419,209)
                                                                 --------------
Net Assets                                                       $ 110,190,704
                                                                 ==============

-------------------------------------------------------------------------------
  *  Also cost for federal income tax purposes.
(a)  Variable rate security that may be tendered back to issuer at par.

                                              See Notes to Financial Statements.
80

Sentinel U.S. Treasury Money Market Fund
Statement of Assets and Liabilities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $119,609,913)                         $ 119,609,913
Cash and cash equivalents                                              254,023
Receivable for fund shares sold                                        833,913
Receivable for interest                                                 23,346
                                                                 --------------
      Total Assets                                                 120,721,195
                                                                 --------------

Liabilities
Payable for fund shares repurchased                                 10,114,687
Income dividends payable                                               349,371
Accrued expenses                                                        14,025
Management fee payable                                                  39,615
Fund service fee payable                                                12,793
                                                                 --------------
      Total Liabilities                                             10,530,491
Net Assets Applicable to Outstanding Shares                      $ 110,190,704
                                                                 ==============

Net Asset Value
      Class A Shares
$105,202,372 / 105,202,372 shares outstanding                    $        1.00
                                                                 ==============

      Class B Shares
$4,988,332 / 4,988,332 shares outstanding                        $        1.00
                                                                 ==============

Net Assets Represent
Capital stock at par value                                       $   1,101,907
Paid-in capital                                                    109,088,797
                                                                 --------------
Net Assets                                                       $ 110,190,704
                                                                 ==============

Sentinel U.S. Treasury Money Market Fund
Statement of Operations
For the Six Months Ended May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                                         $   3,137,201
                                                                 --------------
Expenses
Management advisory fee                                                239,275
Transfer agent fees                                                     93,770
Custodian fees                                                          20,559
Accounting services                                                     19,705
Auditing fees                                                            4,900
Legal fees                                                               1,850
Reports and notices to shareholders                                      6,100
Registration and filing fees                                            19,463
Directors' fees and expenses                                             6,350
Other                                                                    2,205
                                                                 --------------
      Total Expenses                                                   414,177
      Expense Offset                                                    (3,859)
                                                                 --------------
      Net Expenses                                                     410,318
                                                                 --------------
Net Investment Income and Net Increase in
Net Assets from Operations                                       $   2,726,883
                                                                 ==============

See Notes to Financial Statements.

Sentinel U.S. Treasury Money Market Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                        Six Months             Year
                                                             Ended            Ended
                                                           5/31/01         11/30/00
                                                       (Unaudited)
                                                     -------------    -------------

Increase in Net Assets from Operations
Net investment income                                $   2,726,883    $   5,765,559
                                                     -------------    -------------

Distributions to Shareholders
From net investment income
      Class A Shares                                    (2,631,054)      (5,563,233)
      Class B Shares                                       (95,829)        (202,326)
                                                     -------------    -------------
Total Distributions to Shareholders                     (2,726,883)      (5,765,559)
                                                     -------------    -------------

From Capital Share Transactions
Net proceeds from sales of shares
      Class A Shares                                   413,929,207      967,454,430
      Class B Shares                                     4,661,688        6,025,625
Net asset value of shares in reinvestment
      of dividends and distributions
      Class A Shares                                     2,062,233        3,702,767
      Class B Shares                                       105,623          184,722
                                                     -------------    -------------
                                                       420,758,751      977,367,544
Less: Payments for shares reacquired
      Class A Shares                                  (437,844,671)    (965,985,727)
      Class B Shares                                    (3,847,423)      (7,519,591)
                                                     -------------    -------------
Increase (decrease) in net assets from
      capital share transactions                       (20,933,343)       3,862,226
                                                     -------------    -------------
Total Increase (Decrease) in Net Assets for period     (20,933,343)       3,862,226
Net Assets: Beginning of period                        131,124,047      127,261,821
                                                     -------------    -------------
Net Assets: End of period                            $ 110,190,704    $ 131,124,047
                                                     =============    =============

See Notes to Financial Statements.
82

Sentinel U.S. Treasury Money Market Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------

                                                  Six Months
                                           Ended 5/31/01 (B)      Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
Class A Shares                                   (Unaudited)    11/30/00 (B)      11/30/99      11/30/98      11/30/97     11/30/96
                                               --------------  --------------  ------------  ------------  ------------ ------------

Net asset value at beginning of period              $   1.00        $   1.00      $   1.00       $  1.00       $  1.00      $  1.00
                                               --------------  --------------  ------------  ------------  ------------ ------------


Income from Investment Operations
Net investment income                                   0.02            0.05          0.04          0.04          0.04         0.04
Net realized and unrealized gain (loss) on investments    --              --            --            --            --           --
                                               --------------  --------------  ------------  ------------  ------------ ------------

Total from investment operations                        0.02            0.05          0.04          0.04          0.04         0.04
                                               --------------  --------------  ------------  ------------  ------------ ------------


Less Distributions
Dividends from net investment income                    0.02            0.05          0.04          0.04          0.04         0.04
Distributions from realized gains on investments          --              --            --            --            --           --
                                               --------------  --------------  ------------  ------------  ------------ ------------

Total Distributions                                     0.02            0.05          0.04          0.04          0.04         0.04
                                               --------------  --------------  ------------  ------------  ------------ ------------

Net asset value at end of period                    $   1.00        $   1.00      $   1.00       $  1.00       $  1.00      $  1.00
                                               ==============  ==============  ============  ============  ============ ============

Total Return (%) *                                      2.30++          5.18          4.09          4.55          4.61         4.55

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         0.68+           0.73          0.70          0.73          0.77         0.78
Ratio of net investment income to average net
      assets (%)                                        4.57+           5.05          4.01          4.47          4.46         4.38
Net assets at end of period (000 omitted)           $105,202        $127,056      $121,884       $98,115       $85,911      $80,804

(A)  Commenced operations April 1, 1996.
(B)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period.

See Notes to Financial Statements.

Sentinel U.S. Treasury Money Market Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                 Six Months                                                           Eight Months
                                            Ended 5/31/01(B)      Year Ended    Year Ended  Year Ended   Year Ended          Ended
Class B Shares                                   (Unaudited)      11/30/00(B)   11/30/99(B)  11/30/98(B) 11/30/97(B) 11/30/96(A)(B)
                                                 -----------      ----------    ----------   ----------  ----------  -------------
Net asset value at beginning of period            $     1.00        $  1.00       $   1.00   $   1.00      $   1.00       $  1.00
                                                 -----------      ----------    ----------   ----------  ----------  -------------
Income from Investment Operations
Net investment income                                   0.02           0.05           0.04       0.04          0.05          0.03
Net realized and unrealized gain (loss) on
 investments                                               -              -              -          -             -             -
                                                 -----------      ----------    ----------   ----------  ----------  -------------
Total from investment operations                        0.02           0.03           0.04       0.04          0.05          0.03
                                                 -----------      ----------    ----------   ----------  ----------  -------------
Less Distributions
Dividends from net investment income                    0.02           0.05           0.04       0.04          0.05          0.03
Distributions from realized gains on investments           -              -              -          -             -             -
                                                 -----------      ----------    ----------   ----------  ----------  -------------
Total Distributions                                     0.02           0.03           0.04       0.04          0.05          0.03
                                                 -----------      ----------    ----------   ----------  ----------  -------------
Net asset value at end of period                  $     1.00        $  1.00      $    1.00     $ 1.00        $ 1.00       $  1.00
                                                 ===========      ==========    ==========   ==========  ==========  =============
Total Return (%) *                                      2.19 ++        4.85           3.84       4.49          4.65          2.95 ++


Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         0.91 +         1.03           0.93       0.78          0.73           .77 +
Ratio of net investment income to average net
 assets (%)                                             4.31 +         4.72           3.79       4.42          4.50          4.40 +
Net assets at end of period (000 omitted)          $   4,988        $ 4,068      $   5,378  $   4,422      $  3,434       $ 3,160

(A)  Commenced operations April 1, 1996.
(B)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period.

See Notes to Financial Statements.
84

                         Notes to Financial Statements

(1) Significant Accounting Policies:

Sentinel Group Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of fourteen separate series - Sentinel Flex Cap Opportunity Fund, Sentinel Small Company Fund, Sentinel Mid Cap Growth Fund, Sentinel World Fund, Sentinel Growth Index Fund, Sentinel Common Stock Fund, Sentinel Balanced Fund, Sentinel High Yield Bond Fund, Sentinel Bond Fund, Sentinel Tax-Free Income Fund, Sentinel New York Tax-Free Income Fund (a non-diversified series), Sentinel Government Securities Fund, Sentinel Short Maturity Government Fund and Sentinel U.S. Treasury Money Market Fund, each individually referred to as a Fund. All Funds offer one class of shares now referred to as Class A shares. In addition, Sentinel Flex Cap Opportunity, Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel World, Sentinel Growth Index, Sentinel Common Stock, Sentinel Balanced, Sentinel High Yield Bond, Sentinel Bond and Sentinel U.S. Treasury Money Market Funds have a second class of shares called Class B shares. A third class of shares called Class C shares are offered for Sentinel Flex Cap Opportunity, Sentinel Mid Cap Growth, Sentinel Growth Index, Sentinel World, Sentinel Common Stock, Sentinel Balanced, and Sentinel High Yield Bond. Balanced Fund also offers a fourth class of shares called Class D shares.

The following is a summary of significant accounting policies followed by the Company.

A. Security Valuation: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximates market value. Portfolio securities of the Sentinel U.S. Treasury Money Market Fund are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

B. Securities Transactions and Related Investment Income: Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. Cost is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. The Sentinel Tax-Free Income Fund, the Sentinel New York Tax-Free Income Fund and the Sentinel Short Maturity Government Fund amortize premium. Sentinel New York Tax-Free Income Fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in the State of New York.

C. Dividends and Distributions: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities and foreign currency transactions. Reclassifications were made to reflect these differences as of May 31, 2001.

                                Accumulated           Accumulated undistributed
                              undistributed net        net realized gain (loss)
                                investment            on investments and foreign
                 Fund          income (loss)             currency transactions
      ----------------------- --------------------  ----------------------------
      World...................     ($82,679)                      $82,679
      Balanced................       (1,084)                        1,084
      Bond....................       (1,885)                        1,885
      Government Sec. ........       (4,184)                        4,184
      Short Maturity Gov't. ..      (14,983)                       14,983

D. Dollar Rolls: Sentinel Balanced, Sentinel Bond, Sentinel Government Securities and Sentinel Short Maturity Government Funds enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price taken into income.

E. Federal Income Taxes: Each Fund intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. The Company intends to distribute all of its taxable income to its shareholders, relieving each Fund of any federal excise tax or income tax liability.

F. Foreign Currency Translations: The books and records of the Sentinel World Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

(1) market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

(2) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

The Sentinel World Fund does not isolate that portion of gains and losses on investments in securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

G. Repurchase Agreements: Each Fund may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements entered into by the Funds provide that the market value of the collateral underlying the repurchase agreement at the time of purchase, and each subsequent business day, will always be at least equal to 102% of the repurchase agreement amount including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at May 31, 2001.

H. Line of Credit: The Funds have obtained access to an unsecured line of credit of up to $30,000,000 from the custodian bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at the current overnight Federal Funds rate plus an additional 50 basis points. In addition, a commitment fee of 1% of the unused balance is paid quarterly to the custodian bank. Such amounts are considered insignificant during the current year period. This arrangement commenced operations on December 30, 1999, and has been renewed for 2001.

At May 31, 2001, Sentinel Bond Fund , Sentinel Mid Cap Growth and Sentinel High Yield Bond Fund had outstanding balances of $1,265,000, $743,030 and $28,800 respectively against this line of credit.

I. Other: Direct expenses of a Fund are charged to that Fund while common expenses of the Company are allocated proportionately based upon the Funds' respective average net assets or number of shareholder accounts.

Allocation of expenses not allocated to a specific Class of each Fund are allocated on the basis of daily net assets or number of shareholder accounts, each on a pro rata basis, of each Class.

Investment income, gains and losses (realized and unrealized) are allocated pro rata according to daily net assets of each Class of each Fund.

Earnings credits are received from the custodian and dividend paying agent on cash balances and are reflected in the statement of operations as an expense offset.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to the Investment Advisory Agreement (the "Agreement"), Sentinel Advisors, Co. ("SAC"), a Vermont general partnership whose general partners are National Retirement Plan Advisors, an indirect wholly-owned subsidiary of National Life Insurance Company ("National Life"), ProvidentMutual Management Co., Inc., an affiliate of Provident Mutual Life Insurance Company of Philadelphia ("Provident Mutual"), HTK of Delaware, Inc. ("HTK"), an affiliate of The Penn Mutual Life Insurance Company ("Penn Mutual") and Sentinel Management Company ("SMC"), a Vermont general partnership whose general partners are affiliates of National Life, Provident Mutual and Penn Mutual, provides general supervision of the Funds' investments as well as certain administrative and related services. As compensation in full for services rendered under its Advisory Agreement, the Funds pay SAC a monthly fee determined as follows: (1) With respect to Sentinel Flex Cap Opportunity Fund: 0.90% per annum on the average daily net assets. (2) With respect to Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel World and Sentinel Balanced Funds: 0.70% per annum on the first $200 million of aggregate average daily net assets of such Funds; 0.65% per annum on the next $100 million of such assets; 0.60% per annum on the next $100 million of such assets; and 0.55% per annum on such assets in excess of $400 million. (3) With respect to Sentinel Growth Index Fund: 0.30% per annum on the average daily net assets. (4) With respect to Sentinel Common Stock Fund:
0.55% per annum on the average daily net assets of the Fund. (5) With respect to Sentinel High Yield Bond Fund: 0.75% per annum on the first $100 million of average daily net assets; 0.70% per annum on the next $100 million of such assets; 0.65% per annum on the next $100 million of such assets; and 0.60% per annum on such assets in excess of $300 million. (6) With respect to Sentinel Bond, Sentinel Tax-Free Income, Sentinel New York Tax-Free Income, Sentinel Government Securities and Sentinel Short Maturity Government Funds: 0.55% per annum on the first $200 million of aggregate average daily net assets of such Funds; 0.50% per annum on the next $200 million of such assets; and 0.45% per annum on such assets in excess of $400 million. (7) With respect to Sentinel U.S. Treasury Money Market Fund: 0.40% per annum on the first $300 million of average daily net assets; and 0.35% per annum on such assets in excess of $300 million.

With respect to Sentinel World Fund, SAC has entered into a sub-advisory agreement with INVESCO Global Asset Management (N.A.), Inc. Pursuant to such agreement, INVESCO provides SAC with a continuous investment program consistent with Sentinel World Fund's investment objectives and policies. The sub-advisory agreement provides for a fee to be paid by SAC to INVESCO of the greater of (a) a monthly fee equal to 0.375% per annum of the average daily net assets of Sentinel World Fund up to $500 million and 0.30% per annum of such average net assets in excess of $500 million, or (b) $20,000 per annum.

With respect to Sentinel High Yield Bond Fund, SAC has entered into a sub-advisory agreement with Evergreen Investment Management Company ("Evergreen"). Pursuant to such agreement, Evergreen provides SAC with a continuous investment program consistent with Sentinel High Yield Bond Fund's investment objectives and policies. The sub-advisory agreement provides for a fee from SAC to Evergreen equal to one half of the fee paid by Sentinel High Yield Bond Fund to SAC, provided that the fee paid by SAC to Evergreen will always be at least 0.35% per annum of the average daily net assets.

With respect to Sentinel Flex Cap Opportunity Fund, SAC has entered into a sub-advisory agreement with Fred Alger and Company, Inc. to provide the SAC with a continuous investment program consistent with the Flex Cap Opportunity Fund's stated investment objectives and policies. Under the agreement, the Advisor pays a fee to Alger equal to 0.50% per annum of the average daily net assets.

All Funds (except Sentinel U.S. Treasury Money Market Fund) have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. These distribution plans are herein referred to as the "A Plans". Each of the Funds Class B shares (except Sentinel U.S. Treasury Money Market Fund) has also adopted a distribution plan applicable to its Class B shares. These plans are herein referred to as the "B Plans". Each of the Funds Class C shares has also adopted a Class C distribution plan applicable to its Class C shares referred to as the "C Plans". The Sentinel Balanced Fund Class D has adopted a distribution plan referred to as the "D Plan". None of the fees paid by the other Funds pursuant to the Plans will be used to reimburse Sentinel Financial Services Company ("SFSC"), a Vermont general partnership whose general partners are National Life Investment Management Company, Inc., a wholly-owned subsidiary of National Life, ProvidentMutual Financial Services, Inc., an affiliate of Provident Mutual, HTK and SMC, the principal underwriter ("Distributor") of the Company's shares, for expenses incurred in connection with the distribution of the Sentinel U.S. Treasury Money Market Fund shares.

Under the A Plans, each participating Fund pays to the Distributor a monthly fee at the maximum annual rate of (a) 0.30% of average daily net assets relating to A shares outstanding in the case of the Sentinel Flex Cap Opportunity, Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel World, Sentinel Common Stock and Sentinel Balanced Funds, (b) 0.20% of average daily net assets relating to A shares outstanding in the case of the Sentinel Growth Index, Sentinel High Yield Bond, Sentinel Bond, Sentinel Tax-Free Income, Sentinel New York Tax-Free Income, and Sentinel Government Securities Funds or (c) 0.35% of average daily net assets relating to A shares outstanding in the case of the Sentinel Short Maturity Government Fund. Such fees will be used to reimburse the Distributor for expenses incurred in connection with distribution and promotion of the shares of each participating Fund. The Growth Index Fund Class A shares are not assessed a distribution fee in respect to the seed money and exchange money from separate accounts owned by National Life Insurance Company. This will result in an overall Rule 12b-1 fee to this class to be less than 0.20%. The Flex Cap Opportunity Fund Class A, B and C shares are not assessed a distribution fee in respect to the seed money shares owned by National Life Insurance Company. This will result in an overall Rule 12b-1 fee to these classes to be less than 0.30% and 1.00% respectively, for so long as National Life maintains its investment in these share classes.

Under the Plan applicable to the Class B shares, the Class B shares of each of the Flex Cap Opportunity, Common Stock, Balanced, Mid Cap Growth, Small Company, World, High Yield and Bond Funds will pay to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets, of which up to 0.25% shall be for service fees to broker-dealers, and the remaining 0.75% shall be for the recovery of the initial sales commissions paid by the Distributor at the time of sales of Class B shares, together with the cost of financing such payments, and for the other distribution, sales and marketing expenditures applicable to the Class B shares. The Class B shares of the Sentinel Growth Index Fund will pay to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets. The High Yield Fund Class B shares are not assessed a distribution fee in respect of the seed money shares owned by National Life, which will result in an overall Rule 12b-1 fee to the Class B shares of the High Yield Fund of less than 1.00% for so long as National Life maintains its investment.

Under the Plan applicable to the Class C shares, the Class C shares of each of the Flex Cap Opportunity, Mid Cap Growth, Growth Index, Common Stock, Balanced, World and High Yield Funds will pay to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. In the first year after the purchase this fee will be applied to recover the initial sales commission of 1.00% paid by the Distributor to the selling dealer. In subsequent years, the entire 1.00% will be paid to the selling dealer as additional commission and/or service fees.

Under the Plan Applicable to Balanced Fund Class D shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets.

These asset-based fees, excepting the service fee component, are subject to aggregate limits imposed by the National Association of Securities Dealers, Inc.

The Distributor will not be reimbursed for any unreimbursed eligible expenses from any other Fund, or in any future year from any of the Plans.

SFSC also receives a sales charge added to the net asset value received by the Company on the sale of its Class A shares. This compensation is not an expense of the Company and does not affect its operating results. SFSC has advised the Company that it received sales charges aggregating $1,942,830 for the six months ended May 31, 2001. The Company is advised that the total distribution charges retained by SFSC on the sale of shares amounted to $87,777 after allowances of $802,458 to Equity Services, Inc., an affiliate of National Life, $102,811 to 1717 Capital Management Company, an affiliate of Provident Mutual, $76,167 to Hornor, Townsend & Kent, Inc. and $25,356 to Janney Montgomery Scott, Inc. ("JMS"), affiliates of Penn Mutual, and $848,261 to other investment dealers. During this same period, SFSC received $119,781 in contingent deferred sales charges from certain redemptions of Class A shares and $306,676 in contingent deferred sales charges from redemptions of Class B shares, $5,475 in contingent deferred sales charges from redemptions of Class C shares and $54 in contingent deferred sales charges from redemptions of Class D shares.

During the period the Company transacted purchases and sales of portfolio securities through, among others, JMS for which it received $24,300 in brokerage commissions. In addition JMS acted as dealer on certain purchases of shares of the Company for which it received dealer's concessions noted above.

Each director who was not an employee of the advisor or an affiliated company is paid an annual fee of $18,000 plus $2,100 for each meeting of the Board of Directors attended. Such directors are reimbursed for travel and other out-of-pocket expenses incurred in attending such meetings.

Pursuant to the Fund Services Agreement with Sentinel Administrative Service Company ("SASC"), a Vermont general partnership whose general partners are Sentinel Administrative Service Corporation, an indirect wholly-owned subsidiary of National Life, SIGMA American Corp., an affiliate of Provident Mutual, HTK and SMC, the Company receives fund accounting and financial administrative services, transfer agent services and investor services, all of which are coordinated with other services which the Company has contracted for with outside providers. Total fees for the six months ended May 31, 2001 were $1,861,099.

SAC has voluntarily agreed to refund its fee to the extent necessary to prevent the overall aggregate expense ratio of the Funds' Class A shares and Sentinel Pennsylvania Tax-Free Trust (excluding the Sentinel World Fund) from exceeding 1.30% of average daily net assets in any fiscal year. The aggregate expense ratio of the Funds' Class B, C and D shares (excluding the Sentinel World Fund) would also be reduced proportionately. The Funds and Sentinel Pennsylvania Tax-Free Trust make up the Sentinel Family of Funds. Although SAC has no present intention to do so, this arrangement may be terminated at any time. Expenses for the six months ended May 31, 2001 did not exceed 1.30% of its average daily net assets, attributable to Class A shares of any Fund.

For the period March 30, 2000 through March 30, 2001 Sentinel Advisors voluntarily agreed to reimburse the following Funds for advisory fees or other expenses necessary to limit these Fund's overall expense ratios.

      Bond Fund Class A shares 0.75%

      Government Securities Fund Class A shares 0.84%

      Short Maturity Government Fund Class A shares 0.75%

      Tax-Free Income Fund Class A shares 0.77%

      New York Tax-Free Income Class A shares 0.00%


Effective March 31, 2001, Sentinel Bond Fund no longer has an expense reimbursement policy in effect. Also effective March 31, 2001 Sentinel Advisors has voluntarily agreed to reimburse the following Funds for advisory fees or other expenses necessary to limit these Fund's overall expense ratios, after expense offset, (i.e. net of certain credits against Fund expenses) to the following:

      Government Securities Fund Class A shares 0.82%

      Short Maturity Government Fund Class A shares 0.74%

      Tax-Free Income Fund Class A shares 0.71%

      New York Tax-Free Income Class A shares 0.50%

With respect to the Sentinel Growth Index Fund Class A, Sentinel Advisors voluntarily waives advisory fees and other expenses to the extent necessary to limit the overall expense ratio to 0.65%. Sentinel Advisors currently intends to continue this fee waiver indefinitely: however, it may change or terminate the fee waiver at any time after November 30, 2001.

In case of the Sentinel Growth Index Fund, the reimbursement of advisory fees will also benefit both the Class B and Class C shares of Sentinel Growth Index Fund.

For the six months ended May 31, 2001, the total amount reimbursable to Sentinel Growth Index Class A was $30,694, Sentinel Growth Index Class B $9,160, Sentinel Growth Index Class C $335, Sentinel Bond Fund Class A $48,215, Sentinel Bond Fund Class B 13,162, Sentinel Tax-Free Income Fund Class A $64,595, Sentinel New York Tax-Free Class A $71,670, Sentinel Government Securities Fund Class A $53,107, and Sentinel Short Maturity Government Fund Class A $107,262.

(3) Investment Transactions:

Purchases and sales of investment securities (excluding short-term obligations) for the six months ended May 31, 2001 were as follows:

                                         Purchases of                                    Sales of
                                         other than              Purchases of           other than
                                            U.S.                     U.S.                  U.S.                Sales of U.S.
                                         Government              Government            Government               Government
                                         direct and              direct and            direct and               direct and
                                           agency                  agency                agency                  agency
         Fund                            obligations             obligations           obligations             obligations
------------------------------     -------------------      ------------------      ------------------       ----------------
Flex Cap Opportunity..........            $ 20,918,450             $    -           $  19,367,316            $           -
Small Company.................              88,943,751                  -              65,052,389                        -
Mid Cap Growth................             105,021,527                  -              89,215,938                        -
World.........................              20,454,378                  -              18,300,456                        -
Growth Index..................              21,588,485                  -              19,586,993                        -
Common Stock..................             566,719,746                  -             588,411,503                        -
Balanced......................             116,462,873             93,461,055          83,126,005              123,026,712
High Yield....................              57,750,920              1,964,922          53,378,134                1,970,108
Bond..........................              50,629,895             63,443,643          34,861,174               73,942,639
Tax-Free......................               3,713,852                  -               4,977,799                        -
N.Y. Tax-Free.................               2,206,452                  -                 711,803                        -
Government....................                                    152,732,726                   -              144,627,950
Short Maturity................                                     61,037,719                   -               52,902,195

(The Sentinel U.S. Treasury Money Market Fund invests only in short-term obligations.)

For Federal income tax purposes, the Company has capital loss carryforwards at November 30, 2000 as follows:

Capital Loss Carryforward

                                                                  Expire in
Sentinel Bond                               $    2,140,898           2001
                                                   538,825           2002
                                                 1,051,666           2004
                                                 3,189,185           2007
                                                 6,075,636           2008
                                            --------------
                                Total       $   12,996,210
                                            --------------

Sentinel Government                         $    2,952,501           2004
                                                 4,754,868           2007
                                                   405,855           2008
                                            --------------
                               Total        $    8,113,224
                                            --------------

Sentinel Short-Maturity                     $      619,379           2001
                                                   142,166           2002
                                                    83,225           2004
                                                   166,838           2005
                                                 1,566,785           2007
                                                   748,797           2008
                                            --------------
                               Total        $    3,327,190
                                            --------------

Sentinel High Yield Bond                    $    1,490,419           2006
                                                 4,543,183           2007
                                                 5,502,189           2008
                                            --------------
                               Total        $   11,535,791
                                            --------------

Sentinel New York Tax-Free Income           $      310,229           2007
                                                    10,660           2008
                                            --------------
                               Total        $      320,889
                                            --------------

Sentinel Tax-Free Income                    $      668,431           2007
                                                    73,824           2008
                                            --------------
                               Total        $      742,255
                                            --------------

Sentinel Flex Cap Opportunity               $   16,681,535           2008
                                            --------------
Sentinel Growth Index                       $    1,377,084           2008
                                            --------------
It is unlikely that a capital gains distribution will be paid to shareholders of the Funds until net gains have been realized in excess of such capital loss carryforwards or the carryforwards expire. The Sentinel Short Maturity Government Securities had capital loss carryforwards expire in the amount of $278,001.

(4) Fund Shares:

At May 31, 2001, 2 billion shares of one cent par value were authorized. There are 1.40 billion shares allocated to the various Funds as Class A shares , 300 million shares allocated to the various Funds as Class B shares, 100 million shares allocated to the various Funds as Class C shares and 20 million shares allocated to Sentinel Balanced Fund Class D shares. Proceeds from sales and payments for redemptions on Fund shares as shown in the statement of changes in net assets are represented by the following number of shares:

                                                                                                                           Net
                                                                 Shares issued in                                       increase
                                                                 reinvestment of                                       (decrease)
                                                                  dividends and                    Shares               in shares
      Fund                                Shares sold             distributions                  reacquired            outstanding
      ----                                -----------             -------------                 -----------            -----------
      Six Months Ended 5/31/01
      Flex Cap Opportunity - A........       789,959                          -                     690,838                 99,121
      Flex Cap Opportunity - B........       364,586                          -                     264,735                 99,851
      Flex Cap Opportunity - C........       165,524                          -                      82,383                 83,141
      Small Company - A...............    12,151,275                  7,105,115                   7,282,947             11,973,443
      Small Company - B...............     2,075,863                  1,453,391                     537,591              2,991,663
      Mid Cap Growth - A..............     4,019,880                  1,399,160                   4,319,924              1,099,116
      Mid Cap Growth - B..............       459,350                    324,746                     249,662                534,434
      Mid Cap Growth - C..............       201,893                     14,133                      41,375                174,651
      World - A.......................    13,156,879                  1,127,495                  12,514,159              1,770,215
      World - B.......................        78,814                    258,574                     181,746                155,642
      World - C.......................       408,827                     23,501                     407,443                 24,885
      Growth Index - A................       546,226                          -                     401,208                145,018
      Growth Index - B................       138,478                          -                     140,292                 (1,814)
      Growth Index - C................        13,187                          -                       7,216                  5,971
      Common Stock - A................     2,859,171                  4,099,711                   3,658,009              3,300,873
      Common Stock - B................       286,582                    461,555                     335,474                412,663
      Common Stock - C................       747,405                     23,782                     629,068                142,119
      Balanced - A....................       598,279                  1,277,956                   1,127,060                749,175
      Balanced - B....................       287,824                    247,181                     291,178                243,827
      Balanced - C....................       131,699                     16,800                      89,184                 59,315
      Balanced - D....................        63,845                     11,402                       7,115                 68,132
      High Yield - A..................     1,328,130                     69,605                   1,222,027                175,708
      High Yield - B..................       494,529                    102,067                     336,336                260,260
      High Yield - C..................       807,696                     13,543                     540,955                280,284
      Bond - A........................     5,628,219                    242,716                   6,052,756               (181,821)
      Bond - B........................       372,580                     71,403                     325,205                118,778
      Tax-Free........................       333,302                     83,883                     434,364                (17,179)
      N.Y. Tax-Free...................       200,198                     28,119                     137,738                 90,579
      Government......................     1,387,820                    150,197                   1,011,591                526,426
      Short Maturity..................     2,674,910                    157,350                   2,202,106                630,154
      U.S. Treasury - A...............   413,929,207                  2,062,233                 437,844,671            (21,853,231)
      U.S. Treasury - B...............     4,661,688                    105,623                   3,847,423                919,888

      Year Ended 11/30/00
      Flex Cap Opportunity - A*.......     5,653,757                          -                     501,700              5,152,057
      Flex Cap Opportunity - B*.......     2,746,626                          -                     160,305              2,586,321
      Flex Cap Opportunity - C*.......       864,149                          -                      45,908                818,241
      Small Company - A...............    14,388,962                  2,435,445                  13,334,073              3,490,334
      Small Company- B................     1,345,255                    380,519                     440,730              1,285,044
      Mid Cap Growth - A..............     9,135,712                    507,250                   6,661,764              2,981,198
      Mid Cap Growth - B..............     1,593,040                     60,731                     207,080              1,446,691
      Mid Cap Growth - C**............        96,840                          -                       7,326                 89,514
      World - A.......................    23,583,814                    476,760                  23,939,637                120,937
      World - B.......................       264,747                     99,273                     232,542                131,478
      World - C.......................     1,487,055                      7,342                   1,468,119                 26,278
      Growth Index - A................     3,224,679                        443                     871,349              2,353,773
      Growth Index - B................       903,177                         53                     195,223                708,007
      Growth Index - C**..............
      Common Stock - A................     3,865,062                  2,664,150                  10,514,665             (3,985,453)
      Common Stock - B................       416,416                    284,449                   1,140,868               (440,003)
      Common Stock - C................     1,564,531                     13,673                   1,612,448                (34,244)
      Balanced - A....................       753,481                  1,158,685                   4,821,175             (2,909,009)
      Balanced - B....................       345,508                    194,313                     784,498               (244,677)
      Balanced - C....................        77,303                     12,294                      98,215                 (8,618)
      Balanced - D....................        64,268                      4,869                      21,551                 47,586
      High Yield - A..................       582,820                    172,139                   1,478,008               (723,049)
      High Yield - B..................       452,825                    222,196                   1,361,722               (686,701)
      High Yield - C..................       625,997                     18,960                     925,308               (280,351)
      Bond - A........................     8,788,130                    560,068                  10,848,427             (1,500,229)
      Bond - B........................       547,861                    153,828                     992,176               (290,487)
      Tax-Free........................       513,530                    199,911                   2,197,200             (1,483,759)
      N.Y. Tax-Free...................       326,044                     60,074                     215,935                170,183
      Government......................     1,033,182                    326,796                   1,993,210               (633,232)
      Short Maturity..................     2,866,582                    349,925                   4,807,652             (1,591,145)
      U.S. Treasury - A...............   967,454,430                  3,702,767                 965,985,727              5,171,470
      U.S. Treasury - B...............     6,025,625                    184,722                   7,519,591             (1,309,244)

* For the period from February 25, 2000 (commencement of operations) through November 30, 2000.

** For the period from March 30, 2000 (commencement of operations) through November 30, 2000.

(5) Post Retirement Benefits:

The Company provides certain health care and life insurance benefits to its retirees. At May 31, 2001 the projected obligation for such benefits had been accrued.

(6) Subsequent Events:

On June 14, 2001, the Sentinel Group Funds Board of Directors approved Class C shares for the Sentinel Small Company Fund. This new class of shares is scheduled to commence operations on or about July 9, 2001.

(7) Other:

In November 30, 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Sentinel Funds to amortize premium and discount on all fixed-income securities, and classify gains and losses realized on prepayments received on mortgage-backed securities, presently included in realized gain/loss, as part of interest income. Upon initial adoption, the Funds will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting these accounting principles will not affect the Funds' net asset values, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Funds have not at this time quantified the impact, if any, resulting from the adoption of premium and discount amortization on the financial statements. Because the Funds determine its required distributions under Federal income tax laws, adoption of these principles will not effect the amount of distributions to shareholders.

Sentinel Pennsylvania Tax-Free Trust
Investment in Securities
at May 31, 2001 (Unaudited)

----------------------------------------------------------------------------------------------
                                                 Principal Amount                    Value
                                                    (M=$1,000)                      (Note 1)
----------------------------------------------------------------------------------------------
Bonds 96.5%
Pennsylvania 85.9%
Allegheny County G/O
 5.15%, 10/01/11 (FGIC)                              1,000M                    $    1,030,870
Allegheny County Hospital
 6.00%, 10/01/03 (FGIC)                              1,000M                         1,053,880
Armstrong County
 Hospital Auth.
 6.25%, 06/01/13 (AMBAC)                             1,200M                         1,247,688
Delaware Valley PA Regional
 Fin. Auth.
 5.5%, 08/01/28 (AMBAC)                              1,000M                         1,041,810
Grove City PA Hospital Auth.
 5.25%, 07/01/12 (ACA)                               1,150M                         1,143,284
Hazelton PA Area
 School District
 0.00%, 03/01/25 (FGIC)                              1,255M                           337,469
Jim Thorpe PA Area
 School District
 5.30%, 03/15/16 (MBIA)                              1,500M                         1,567,275
Lehigh County Industrial
 Dev. Auth.
 6.15%, 08/01/29 (MBIA)                              1,000M                         1,052,100
Northampton County G/O
 5.125%, 08/15/17                                    1,000M                         1,002,240
Parkland, PA School District
 5.375%, 09/01/15 (FGIC)                             1,000M                         1,055,570
Pennsylvania Higher
 Educ. Facs.
 5.625%, 12/01/27 (MBIA)                             1,000M                         1,016,380
Pennsylvania Housing
 Finance Agency
 5.80%, 10/01/29                                     1,000M                         1,013,070
Pennsylvania Infrastruction
 Rev Bond
 5.625%, 09/01/13                                    1,000M                         1,059,900
Pennsylvania State G/O
 6.25%, 07/01/11                                     1,500M                         1,717,200
Pennsylvania State
 Turnpike Commn.
 7.20%, 12/01/17 (FGIC)                              1,000M                         1,040,940
Pennsylvania State
 Turnpike Commn.
 Oil Tax Rev.
 4.75%, 12/01/27 (AMBAC)                               500M                           452,530
Pennsylvania Trafford
 School Dist.
 5.90%, 05/01/11 (MBIA)                              1,000M                         1,066,290
Philadelphia Parking
 Authority Rev.
 5.25%, 09/01/29 (FSA)                               1,000M                           979,720
Philadelphia Water & Waste
 6.25%, 08/01/11 (MBIA)                              1,000M                         1,143,960
 6.25%, 08/01/12 (MBIA)                                500M                           572,265
Pittsburgh, PA Water &
 Sewer System Rev.
 6.50%, 09/01/13 (FGIC)                              1,000M                         1,172,110
Pittsburgh Series A                                  1,000M                         1,078,760
 5.75%, 09/01/13 (FGIC)
Southeastern Transportation
 Auth.
 4.75%, 03/01/24                                     1,000M                           912,940
Westmoreland County
 Municipal Auth.
 0.00%, 08/15/18 (FGIC)                                500M                           199,680
York County Solid Waste
 5.50%, 12/01/14 (FGIC)                              1,000M                         1,076,130
                                                                              ---------------
                                                                                   25,034,061
                                                                              ---------------
Puerto Rico 10.6%
 Puerto Rico
 Children's
 Trust Fund
 6%, 07/01/26                                        1,000M                         1,047,650
Puerto Rico Commonwealth
 Hwy & Transport
 5.50%, 07/01/36                                     1,000M                         1,027,870
Puerto Rico G/O
 5.375%, 07/01/25                                    1,000M                         1,007,420
                                                                              ---------------
                                                                                    3,082,940
                                                                              ---------------
Total Bonds
 (Cost $26,944,797)                                                                28,117,001
                                                                              ---------------
Short-Term Investments 1.6%
BlackRock Provident
 Institutional Pennsylvania
 Municipal Money Market
 Portfolio 2.68% (a)
 (Cost $480,000)                                       480M                    $      480,000
                                                                              ---------------
Total Investments
 (Cost $27,424,797)*                                                               28,597,001

Excess of Other Assets
 Over Liabilities 1.9%                                                                555,415
                                                                              ---------------
Net Assets                                                                     $   29,152,416
                                                                              ===============

   * Also cost for federal income tax purposes. At May 31, 2001, net unrealized appreciation for federal income tax purposes aggregated $1,172,204 of which $1,319,099 related to appreciated securities and $146,895 related to depreciated securities.

 (a)  Variable rate security that may be tendered back to issuer at par.

      The following abbreviations are used in portfolio descriptions:

      (ACA) - ACA Financial Guaranty Corp.
      (AMBAC) - Guaranteed by American Municipal Bond Association Corp.
      (FGIC) - Guaranteed by Financial Guaranty Insurance Co.
      (FSA) - Guaranteed by Financial Security Assurance, Inc.
      (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp. G/O - General Obligation Bond

See Notes to Financial Statements.

Sentinel Pennsylvania Tax-Free Trust
Statement of Assets and Liabilities
at May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $27,424,797)                     $       28,597,001
Cash and cash equivalents                                               62,249
Receivable for fund shares sold                                         18,696
Receivable for interest                                                502,697
                                                            ------------------
      Total Assets                                                  29,180,643
                                                            ------------------
Liabilities
Payable for fund shares repurchased                                      1,959
Accrued expenses                                                           885
Management fee payable                                                  13,603
Distribution fee payable                                                 7,697
Fund service fee payable                                                 4,083
                                                            ------------------
      Total Liabilities                                                 28,227
                                                            ------------------
Net Assets Applicable to Outstanding Shares                 $       29,152,416
                                                            ==================

Net Asset Value and Offering Price Per Share
$29,152,416 / 2,291,519 shares outstanding                  $            12.72
Sales Charge-- 4.00% of Offering Price                                    0.53
                                                            ------------------
Maximum Offering Price Per Share                            $            13.25
                                                            ==================


Net Assets Represent
No par value shares of benefical interest;
authorized - unlimited shares
Paid-in-capital                                             $       28,349,413
Accumulated undistributed net investment income                            629
Accumulated net realized loss
      on investments                                                  (369,830)
Unrealized appreciation of investments                               1,172,204
                                                            ------------------
Net Assets                                                   $      29,152,416
                                                            ==================


Sentinel Pennsylvania Tax-Free Trust
Statement of Operations
For the Six Months Ended May 31, 2001 (Unaudited)

Investment Income
Income:
Interest                                                      $        766,039
                                                            ------------------
Expenses:
Management advisory fee                                                 80,079
Transfer agent fees                                                     22,300
Custodian fees                                                           4,020
Distribution expense                                                    29,120
Accounting services                                                      6,000
Auditing fees                                                            1,500
Legal fees                                                                 750
Reports and notices to shareholders                                      2,000
Registration and filing fees                                             5,500
Directors' fees and expenses                                            16,699
Other                                                                    1,345
                                                            ------------------
      Total Expenses                                                   169,313
      Expense Reimbursement                                            (35,015)
      Expense Offset                                                    (3,820)
                                                            ------------------
      Net Expenses                                                     130,478
                                                            ------------------
Net Investment Income                                                  635,561
                                                            ------------------
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on sales of investments                              (26,408)
                                                            ------------------
Net change in unrealized appreciation                                  638,276
                                                            ------------------
Net Realized and Unrealized Gain on Investments                        611,868
                                                            ------------------
Net Increase in Net Assets from Operations                        $  1,247,429
                                                            ==================


See Notes to Financial Statements.
94

Sentinel Pennsylvania Tax-Free Trust
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                    Six Months           Year
                                                                         Ended          Ended
                                                                       5/31/01       11/30/00
                                                                    (Unaudited)
                                                                 --------------  -------------
Increase in Net Assets from Operations
Net investment income                                             $    635,561   $  1,413,039
Net realized loss on sales of investments                              (26,408)      (246,471)
Net change in unrealized appreciation                                  638,276        939,918
                                                                 --------------  -------------
Net increase in net assets from operations                           1,247,429      2,106,486
                                                                 --------------  -------------
Distributions to Shareholders
From net investment income                                            (635,559)    (1,414,272)
                                                                 --------------  -------------
From realized gain on sale of investments                                    -              -
                                                                 --------------  -------------
Total distributions to shareholders                                   (635,559)    (1,414,272)
                                                                 --------------  -------------
From Capital Share Transactions
Net proceeds from sales of shares                                    1,266,154        935,440
Net asset value of shares in reinvestment
      of dividends and distributions                                   425,118        959,577
                                                                 --------------  -------------
                                                                     1,691,272      1,895,017
Less: Payments for shares reacquired                                (1,643,928)    (4,724,135)
                                                                 --------------  -------------
Increase (decrease) in net assets from
      capital share transactions                                        47,344     (2,829,118)
                                                                 --------------  -------------
Total Increase (Decrease) in Net Assets for period                     659,214     (2,136,904)
Net Assets: Beginning of period                                     28,493,202     30,630,106
                                                                 --------------  -------------
Net Assets: End of period                                         $ 29,152,416   $ 28,493,202
                                                                 ==============  =============
Undistributed Net Investment Income
      at End of Period                                            $        629   $        628
                                                                 ==============  =============


See Notes to Financial Statements.

Sentinel Pennsylvania Tax-Free Trust
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------

                                                          Six Months
                                                        Ended 5/31/01 (A) Year Ended   Year Ended  Year Ended Year Ended  Year Ended
Class A Shares                                            (Unaudited)    11/30/00 (A)  11/30/99     11/30/98   11/30/97     11/30/96
                                                        -------------    ------------  ----------- ---------- ----------  ----------
Net asset value at beginning of period                    $   12.46       $  12.15     $   13.48    $ 13.34    $ 13.29     $   13.40
                                                        -------------    ------------  ----------- ---------- ----------  ----------
Income (Loss) from Investment Operations
Net investment income                                          0.28           0.60          0.62       0.63       0.64          0.66

Net realized and unrealized gain (loss) on investments
                                                               0.26           0.31         (1.04)      0.26       0.13         (0.03
                                                        -------------    ------------  ----------- ---------- ----------  ----------
Total from investment operations                               0.54           0.91         (0.42)      0.89       0.77          0.63
                                                        -------------    ------------  ----------- ---------- ----------  ----------
Less Distributions
Dividends from net investment income                           0.28           0.60          0.62       0.63       0.64          0.66
Distributions from realized gains on investments                  -              -          0.29       0.12       0.08          0.08
                                                        -------------    ------------  ----------- ---------- ----------  ----------
Total Distributions                                            0.28           0.60          0.91       0.75       0.72          0.74
                                                        -------------    ------------  ----------- ---------- ----------  ----------
Net asset value at end of period                           $  12.72         $12.46        $12.15     $13.48    $ 13.34       $ 13.29
                                                        =============    ============  =========== ========== ==========  ==========
Total Return (%) *                                             4.34 ++        7.75         (3.27)      6.85       6.07          4.97

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                0.92 +         0.75          0.69       0.77       0.85          0.75
Ratio of expenses to average net assets before
      voluntary expense reimbursements (%) **                  1.16 +         1.17          1.32       1.31       1.34          1.37
Ratio of net investment income to average net assets (%)       4.37 +         4.93          4.82       4.65       4.86          5.07
Ratio of net investment income to average net assets
 before voluntary expense reimbursements (%) **                4.12 +         4.51          4.21       4.14       4.41          4.48
Portfolio turnover rate (%)                                       7 ++           7            21         50         28            56
Net assets at end of period (000 omitted)                  $ 29,152     $   28,493   $    30,630   $ 34,720  $  34,844     $  35,545


(A)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements and include the earnings credits as described in Note (5).

See Notes to Financial Statements.
96

                         Notes to Financial Statements

(1) Significant Accounting Policies:

Sentinel Pennsylvania Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Trust.

A. Security Valuation: Investments in securities are valued on the basis of valuations provided by an independent pricing organization. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Short-term tax-free notes are stated at cost, which approximates market value.

B. Securities Transactions and Related Investment Income: Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis and premiums are amortized. Cost of investments sold is determined on the basis of identified cost for both financial reporting and income tax purposes. The Trust invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in the State of Pennsylvania.

C. Federal Income Taxes: It is the Trust's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. The Trust intends to distribute all of its taxable income to its shareholders; therefore, no federal excise tax or income tax provision is required.

D. Other: Earnings credits are received from the custodian and dividend paying agent on cash balances and are reflected in the statement of operations as an expense offset.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) Distributions:

Realized gains from securities transactions, if any, will be distributed to shareholders prior to the end of each calendar year. At May 31, 2001 the Trust has $343,422 of capital loss carryforwards for federal income tax purposes, $96,951 expiring in 2007 and $246,471 expiring in 2008.

Dividends from net investment income are declared and paid monthly and recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations.

(3) Trust Shares:

Transactions in Trust shares were as follows:

                                                       Six Months       Year
                                                          Ended         Ended
                                                         5/31/01       11/30/00
                                                       ----------     ---------
Shares sold..........................................      99,014        76,641
Shares issued to stockholders in reinvestment
of dividends and distributions.......................      33,278        79,110
                                                       ----------     ---------
                                                          132,292       155,751
Shares redeemed......................................    (128,270)     (389,561)
                                                       ----------     ---------
Net increase (decrease)..............................       4,022      (233,810)
                                                       ==========     =========

(4) Investment Transactions:

Purchases and sales of securities other than short-term securities aggregated $2,007,750 and $1,822,438, respectively, during the six months ended May 31, 2001.

(5) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to the Investment Advisory Agreement (the "Agreement"), Sentinel Advisors, Co. ("SAC"), a Vermont general partnership whose general partners are National Retirement Plan Advisors, an indirect wholly-owned subsidiary of National Life Insurance Company ("National Life"), ProvidentMutual Management Co., Inc., an affiliate of Provident Mutual Life Insurance Company of Philadelphia ("Provident Mutual"), HTK of Delaware, Inc. ("HTK"), an affiliate of The Penn Mutual Life Insurance Company ("Penn Mutual") and Sentinel Management Company ("SMC"), a Vermont general partnership whose general partners are affiliates of National Life, Provident Mutual and Penn Mutual, provides general supervision of the Trust's investments as well as certain administrative and related services. As compensation in full for services rendered under its Agreement, the Trust pays SAC a monthly fee determined as follows: 0.55% per annum on the first $50 million of average daily net assets; 0.50% per annum on the next $50 million of such assets; and 0.45% per annum on such assets in excess of $100 million.

Sentinel Financial Services Company ("SFSC"), a Vermont general partnership whose general partners are National Life Investment Management Company, Inc., a wholly-owned subsidiary of National Life, ProvidentMutual Financial Services, Inc., an affiliate of Provident Mutual, HTK and SMC, is the principal underwriter ("Distributor") of the Trust's shares. SFSC receives a sales charge added to the net asset value received by the Trust on the sale of its shares. This compensation is not an expense of the Trust and does not affect its operating results. SFSC has advised the Trust that it received sales charges aggregating $27,781 for the six months ended May 31, 2001. The Trust is advised that the total distribution charges retained by SFSC on the sale of shares amounted to $41 after allowances of $11,383 to Equity Services, Inc., an affiliate of National Life, $5,394 to 1717 Capital Management Company, an affiliate of Provident Mutual, $207 to Hornor, Townsend & Kent, Inc. and $10,756 to other investment dealers.

Each trustee who is not an employee of the adviser or an affiliated company is paid an annual fee of $2,500 plus $200 for each meeting of the Board of Trustees attended. Such trustees are reimbursed for travel and other out-of-pocket expenses incurred in attending such meetings.

Pursuant to the Fund Services Agreement with Sentinel Administrative Service Company ("SASC"), a Vermont general partnership whose general partners are Sentinel Administrative Service Corporation, an indirect wholly-owned subsidiary of National Life, SIGMA American Corp., an affiliate of Provident Mutual, HTK and SMC, the Trust receives trust accounting and financial administrative services, transfer agent services and investor services, all of which are coordinated with other services which the Trust has contracted for with outside providers. Total fees for the six months ended May 31, 2001 were $24,500.

SAC has voluntarily agreed to refund its fee to the extent necessary to prevent the overall aggregate expense ratio of the Trust and the Class A shares of Sentinel Group Funds, Inc. (excluding the Sentinel World Fund) from exceeding 1.30% of average daily net assets in any fiscal year. Sentinel Group Funds, Inc. is a series fund with fourteen portfolios and together with the Trust make up the Sentinel Family of Funds. Although SAC has no present intention to do so, this arrangement may be terminated at any time. Expenses for the six months ended May 31, 2001 did not exceed 1.30% of its average daily net assets.

Effective March 31, 2000, SAC agreed to reimburse the Trust for expenses in excess of an annual rate of 0.76% of the Trust's average daily net assets.

Effective March 30, 2001 SAC has terminated the expense subsidy with respect to the Pennsylvania Tax-Free Trust. For the six months ended May 31, 2001 the total amount reimbursable was $35,015.

(6) Distribution Expenses:

On March 1, 1993, the Trust adopted a new distribution plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan the Trust pays to the Distributor a monthly fee at the maximum annual rate of 0.20% of average daily net assets. Such fees will be used to reimburse the Distributor for expenses incurred in connection with distribution and promotion of the shares of the Trust. The Distributor is not reimbursed for any unreimbursed prior years expenses.

                           Services for Shareholders

How to contact Sentinel

By telephone. Getting in touch with Sentinel is as easy as making a telephone call, or going on the internet.

You can contact Sentinel Investor Services 24 hours a day by calling 1-800-282-FUND (3863). During normal Eastern Time business hours you may choose to speak with an Investor Services representative, or access OnCall 24, Sentinel's account interaction service.

The OnCall 24 menu provides quick, easy voice response or telephone keypad access to a broad selection of Sentinel's most important information and services anytime of the day or night.

Over the internet. If you prefer, you may access Sentinel service and account information at www.sentinelfunds.com on the internet.

You'll find complete information about Sentinel products, services, performance and prices. In addition, you'll also find a wealth of educational information designed to help you make informed investment decisions.

By mail. Please be sure to include your name, address, account number and all other pertinent information. Mail your inquiry to the Sentinel Funds at these addresses:

Postal Deliveries:                                   Express Deliveries:
Sentinel Funds                                       Sentinel Funds
P.O. Box 1499                                        One National Life Drive
Montpelier, VT 05601-1499                            Montpelier, VT 05601

How to invest

To open a new account. Complete the application in the prospectus which also contains additional information about the Funds.

To add shares. You may add shares to the same fund you own by sending a check directly to Sentinel Administrative Service Company.

To invest automatically. Sentinel offers a number of ways to invest automatically.

To transfer money periodically from your checking or savings account into any Sentinel fund:

 .    Decide how much you would like to transfer. You may open an Automatic
     Investment Plan account with as little as $50 as long as you reach a minimum balance of $1,000 within two years. (Sentinel Growth Index Fund Automatic Investment Plan minimums: $100 initial, $100 subsequent.)

 .    Decide the frequency of your investment.

 .    Shares will be purchased on or about the 5th of the month unless otherwise specified. You will receive a confirmation of your automated transactions quarterly by mail.

 .    You can also choose to have the amount of your Automatic Investment Plan investments increase automatically by any percentage or dollar amount you specify. Increases can occur annually, semiannually, quarterly or monthly. Changes to the Plan may be made over the phone.

There is no charge for these services.

To dollar-cost average. When you transfer the same dollar amount through the Automatic Investment Plan on a regular basis, you "dollar-cost average." This means you buy more shares when prices are low and fewer when prices are high. Assuming you continue the program over time, this can reduce your average cost per share. Dollar-cost averaging does not guarantee a profit or protect against loss in a constantly declining market. If the strategy is discontinued when the value of shares is less than their cost, a loss may be incurred. That's why you should consider your ability to continue such a program through periods of declining markets. To establish a dollar-cost averaging plan:

 .    Complete the Electronic Funds Transfer section of the Application and select your frequency of investment.

 .    Allow at least one month for your first transfer to be made.

To invest by telephone. The Telephone Investment Service enables you to move money directly from your bank account to a Sentinel fund of your choice, automatically and at no charge. To have access to the Telephone Investment
Service:

 .    Complete the Telephone Investment Service section of the Application.

 .    You may use the Telephone Investment Service to transfer any amount from
     $50 to $50,000. Just call Sentinel Investor Services.

To invest on the internet. To invest with Sentinel over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there.

The Government Direct Deposit Privilege. The Government Direct Deposit Privilege enables you to purchase Fund shares automatically via direct deposit of your federal salary, Social Security or certain veterans, military or other payments from the federal government. You may choose to deposit any amount from these payments (minimum of $50.00). To enroll you must complete and return a Direct Deposit Sign-Up Form to Sentinel for each type of payment to be deposited. Contact Sentinel or the appropriate federal agency for forms. Note that death or legal incapacity will terminate participation, and that should you wish to terminate participation you'll need to provide written notification to the appropriate federal agency.

Payroll Savings Plan. The Payroll Savings Plan enables you to purchase Fund shares automatically on a regular basis (minimum of $50.00 per transaction). Depending upon your employer's direct deposit program, you may have part or all of your paycheck invested in your existing Sentinel account electronically through the Automated Clearing House system each pay period. To begin you'll need to file an authorization form, available from Sentinel Service, with your employer's payroll department. Note that you may change amounts or cancel the Plan only by written notification to your employer.

To use investment coupons. You may order a free supply of investment coupons from Investor Services. Coupons are imprinted with your name and account number to ensure proper credit.

To invest, enclose a coupon and your check in a Sentinel postage paid return envelope.

How to exchange shares among Sentinel funds

To make a telephone exchange. Call Investor Services before 4 p.m. Eastern Time on any day the New York Stock Exchange is open, to receive the net asset value (share price with no sales charge) at the close of that business day.

 .    There is no charge for telephone exchanges. The minimum transaction is
     $1,000 unless exchanging to a fund you already own.

 .    No sales charge applies, except when new shares are exchanged from the U.S.
     Treasury Money Market Fund to another Sentinel fund.

 .    New assets must remain in an account for a minimum of 15 days before they can be exchanged to another fund.

 .    Accounts must be identically registered.

To exchange on the internet. To exchange shares over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there. Note that all transaction requests made after 4 PM Eastern Time will reflect prices at the close of the next business day.

To make a mail exchange. Explain the exchange you would like to make in writing and mail it to Sentinel. The exchange will take place on the day your request is received in good order.

To make Systematic Exchanges. You may ask to have shares liquidated in one Sentinel fund and purchased in one or more other Sentinel funds automatically every month. There is no charge for this service, and accounts need not be identically registered.

How to make changes

Registration. Call Investor Services for instructions.

Address. Call Investor Services - or complete the address change section on the back of your account statement and return in the post-paid return envelope. You may also change your address over the internet at www.sentinelfunds.com.

The Reinstatement Privilege. If you redeem shares, or receive a dividend or capital gain distribution in cash and later want to reinvest that same amount, you may do so within 365 days at no sales charge.

How to redeem shares

By telephone. Call before 4 p.m. Eastern Time on any day the New York Stock Exchange is open to redeem shares at that day's closing net asset value.

To redeem on the internet. To redeem shares over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there. Note that all transaction requests made after 4 p.m. Eastern Time will reflect prices at the close of the next business day.

By Systematic Withdrawal Plan. A Systematic Withdrawal Plan (SWP) allows you to specify an amount or a percentage to be mailed to you regularly or deposited directly to your bank account. Accounts must have a minimum balance of $5,000 to qualify (except in Sentinel U.S. Treasury Money Market Fund).

 .    Note that to provide this income, the fund sells shares. If the amount of the Systematic Withdrawal Plan exceeds the fund's growth rate, withdrawals may deplete principal. Redemptions may reduce or even eventually exhaust your account.

 .    For retirement accounts with American Guaranty & Trust Company (AG&T)
     serving as custodian, Systematic Withdrawal Plans based on a life-expectancy or fixed percentage are available.

By free check writing. Available on Class A shares of Sentinel High Yield, Bond, Government Securities, Short Maturity Government, Tax-Free, New York Tax-Free, Pennsylvania Tax-Free and U.S. Treasury Money Market funds only.

 .    The minimum amount per check is $500 ($250 for the U.S. Treasury Money
     Market Fund). Shares are redeemed to cover the amount of the check on the day the check is presented for payment.

 .    There is no maximum number of checks per month.

 .    Note that check writing is not available on retirement plan accounts.

Other services, features and information

Automatic reinvestment. Dividends and/or capital gains may be automatically reinvested at net asset value (share price with no sales charge) in additional shares of the same fund or in the same class of another Sentinel fund.

Distributions. You may receive distributions in cash (check), or have them deposited directly to your bank account.

Retirement accounts. Sentinel funds may be used as investment vehicles for your tax-deferred retirement plan. For an application and custodial agreement, call your financial advisor or Sentinel Service.

Confirmations. Every time a transaction takes place in your account, you will receive a confirmation of activity. Automated transactions are confirmed quarterly.

Portfolio Statements. The Portfolio Statement consolidates all accounts with the same Tax Identification Number (TIN) and ZIP code. Other shareholder accounts may be added upon request.

 .    You will receive your Portfolio Statement quarterly.

 .    You will receive a statement in January which summarizes all account activity for the prior year.

Average cost basis statements. Average cost basis statements are available for certain types of accounts. Call Investor Services for information.

Calculating the value of your account. Your Portfolio Statement shows the value of your account. You may also find your account balance by multiplying your fund's net asset value (NAV) by the number of shares you own. Your fund's NAV will be found under the Mutual Fund heading in the Financial section of most major daily newspapers. If you prefer, you can also call Investor Services for your account balance information.

Trust services. A full range of trust instruments and professional trust management services are available through our affiliate, American Guaranty & Trust Company (AG&T). Established in 1914, AG&T is a Delaware-chartered company which, with its affiliates, currently holds approximately $1.5 billion in trust and retirement accounts.

Tax deferred retirement plans. Sentinel Service, as agent for American Guaranty & Trust Co., will act as custodian for:

 .    Individual Retirement Accounts (IRAs)

 .    SIMPLE IRAs

 .    403(b)(7) Plans

 .    Roth IRAs

 .    Roth Conversion IRAs

 .    Education IRAs

 .    SEP IRAs

Certificates. You can obtain certificates for your Sentinel Funds shares, but it's not recommended because you must return them when redeeming shares or changing ownership. Also, if certificates are lost or destroyed, you will have to purchase a surety bond from an insurance company to replace them.

Want more information about investing?

Ask your financial advisor or call. We'll be happy to send you more information on the fine Sentinel Companies products and services listed below:

 .    Asset Allocation - An Investor's Guide

 .    Retirement Planning - The 30 Minute Strategy Kit

 .    Sentinel Plus 401(k) Plan

 .    403(b) Retirement Plan Kit

 .    Individual Retirement Accounts (IRA) and SIMPLE IRAs

 .    The Roth IRA

 .    The Sentinel Automatic Investment Plan

 .    American Guaranty & Trust Company trust services

 .    Dollar-Cost Averaging

 .    Sentinel OnCall 24 automated account interaction service

                        Directors/Trustees and Officers

Sentinel Group Funds, Inc. and
Sentinel Pennsylvania Tax-Free Trust

Patrick E. Welch
Chairman and Chief Executive Officer
Chairman and Chief Executive Officer,
National Life Insurance Company

Joseph M. Rob
Director/Trustee and President
Chief Executive Officer,
Sentinel Management Company

Richard J. Borda
Director/Trustee
Former Vice Chairman,
National Life Insurance Company

Dr. Kalman J. Cohen
Director/Trustee
Distinguished Bank Research
Professor Emeritus,
The Fuqua School of Business,
Duke University

John D. Feerick
Director/Trustee
Dean, Fordham University
School of Law

Richard I. Johannesen, Jr.
Director/Trustee Former Vice President and Manager -
Bond Market Research Department,
Salomon Brothers Inc.

Robert B. Mathias
Director/Trustee
Sports Consultant;
Former U.S. Congressman

Keniston P. Merrill
Director/Trustee
Former Chairman and
Chief Executive Officer,
Sentinel Advisors Company

Deborah G. Miller
Director/Trustee
Vice President
Digital Equipment Corporation

John Raisian
Director/Trustee
Director and Senior Fellow,
Hoover Institution,
Stanford University

Susan M. Sterne
Director/Trustee
President, Economic Analysis
Associates, Inc.

Angela E. Vallot
Director/Trustee
Counsel, Texaco Inc.

John M. Grab, Jr.
Vice President

Thomas P. Malone
Vice President and Treasurer

Scott G. Wheeler
Assistant Treasurer

D. Russell Morgan
Secretary



Investment Adviser
Sentinel Advisors Company

Principal Underwriter
Sentinel Financial Services Company

Counsel
Brown & Wood LLP

Independent Accountants
PricewaterhouseCoopers LLP

Custodian and Dividend Paying Agent
State Street Bank - Kansas City

Transfer Agent, Shareholder Servicing
Agent and Administrator
Sentinel Administrative Service
Company

                                A Brief History

[GRAPHIC]

The Sentinel Family of Funds is one of America's oldest fund families. Its largest member, Sentinel Group Funds, Inc., was originally incorporated as Group Securities, Inc. in the state of Delaware on December 3, 1933. Designed as a series type of investment company, its main objectives were to offer shareholders the benefits of "group security investing" along with the ability to invest in individual industries or industrial groups readily and conveniently, each in the form of a single stock.

Shares of 17 individual classes of stock were first offered to the public at $1.10 per share on January 12, 1934 - virtually at the bottom of the Great Depression.

Following several additions and deletions, 21 classes of stock were maintained for an extended period of time. Subsequent consolidations, mergers and name changes combined the classes of stock into what are today the two original remaining funds in Sentinel Group Funds, Inc., Sentinel Common Stock Fund and Sentinel Balanced Fund. Sentinel Growth Fund and Sentinel Bond Fund were organized by National Life Insurance Company in 1969 and merged into the Sentinel Group in 1978. Four more additions, the Sentinel Government Securities, Tax-Free Income, High Yield Bond, Growth Index and Flex Cap Opportunity funds were introduced on September 2, 1986, October 1, 1990, June 23, 1997, September 10, 1999, and February 29, 2000 respectively.

In May, 1981, Sentinel Cash Management Fund, Inc. was organized as a no-load money market fund. The "Cash Fund" was also organized as a series fund, and was designed to operate independently of Sentinel Group Funds, Inc., while at the same time sharing the Group's management, distribution, transfer agent and other servicing and administrative arrangements.

On March 1, 1993, National Life Insurance Company and Provident Mutual Life Insurance Company of Philadelphia entered into a joint venture arrangement which resulted in the merging of the nine ProvidentMutual Funds into the Sentinel Family of Funds. With the merger, three new classes of stock were added to Sentinel Group Funds, Inc., and a fourth new member of the broader Sentinel Family of Funds was added. The three new members of Sentinel Group Funds, Inc. were the Sentinel Small Company, World and U.S. Treasury Money Market funds. The fourth new member of the Sentinel Family of Funds was Sentinel Pennsylvania Tax-Free Trust (the "Trust"). The Trust operates as a separate investment company with respect to Sentinel Group Funds, Inc., but shares management, distribution, fund accounting, transfer agent and other arrangements with the Sentinel Group.

Also on March 1, 1993, Sentinel Cash Management Fund, Inc. was merged into the Sentinel U.S. Treasury Money Market Fund.

On March 27, 1995, Penn Mutual Life Insurance Company joined National Life Insurance Company and Provident Mutual Life Insurance Company in their mutual fund operation. This resulted in the merging of seven funds of The Independence Capital Group of Funds into Sentinel Group Funds, Inc., and the creation of two new classes of stock - Sentinel New York Tax-Free Income Fund and Sentinel Short Maturity Government Fund.

On April 1, 1996, five Sentinel Funds - the Sentinel Small Company, World, Common Stock, Balanced and Bond funds - began offering two classes of shares. The new class was called "Class B shares" while the original class was called "Class A shares." Sentinel U.S. Treasury Money Market Fund also began offering Class B shares, which are primarily available through exchanges from the other Class B shares. On January 12, 1998 Sentinel Mid Cap Growth Fund also offered Class B shares. On May 4, 1998 a third class of shares, Class C shares, was offered on the Sentinel Common Stock, Balanced, World and High Yield Bond funds. On January 4, 1999 a fourth class of shares, Class D shares, was offered on Sentinel Balanced Fund. And on March 30, 2000, Class C shares were offered on the Sentinel Mid Cap Growth and Growth Index funds.

The fifteen funds in the Sentinel Family of Funds, which includes the fourteen funds in Sentinel Group Funds, Inc., and the Sentinel Pennsylvania Tax-Free Trust, now represent net assets of $3.0 billion which are managed on behalf of approximately 128,850 individual, corporate and institutional shareholders located across the country and around the world. Shares are distributed by registered representatives and independent broker/dealers through Sentinel Financial Services Company, an affiliate of the partnership between the National Life, Provident Mutual Life and Penn Mutual Life insurance companies. Sentinel Advisors Company and Sentinel Administrative Service Company, which are also affiliates of the partnership, provide respective investment management and shareholder services to the funds.

[GRAPHIC] Sentinel Family
          of Funds
          Integrity Since 1934

Sentinel Flex Cap Opportunity Fund

Sentinel Small Company Fund

Sentinel Mid Cap Growth Fund

Sentinel World Fund

Sentinel Growth Index Fund

Sentinel Common Stock Fund

Sentinel Balanced Fund

Sentinel High Yield Bond Fund

Sentinel Bond Fund

Sentinel Tax-Free Income Fund

Sentinel New York Tax-Free Income Fund

Sentinel Government Securities Fund

Sentinel Short Maturity Government Fund

Sentinel U.S. Treasury Money Market Fund

Sentinel Pennsylvania Tax-Free Trust


Distributed by
Sentinel Financial Services Company
National Life Drive
Montpelier, Vermont 05604

This report is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

SF0105(0501)                                                      Cat. No. 43604